UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21829

BBH TRUST

On behalf of the following series:

BBH Core Select

BBH Global Core Select

BBH Partner Fund - International Equity

BBH Limited Duration Fund

BBH Intermediate Municipal Bond Fund

(Exact name of registrant as specified in charter)

140 Broadway, New York, NY 10005

(Address of principal executive offices) (Zip Code)

Corporation Services Company

2711 Centerville Road, Suite 400, Wilmington, DE 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 575-1265

Date of fiscal year end: October 31

Date of reporting period: April 30, 2017

Item 1. Report to Stockholders.

Semi-Annual Report

APRIL 30, 2017

BBH CORE SELECT

BBH CORE SELECT

PORTFOLIO ALLOCATION
April 30, 2017 (unaudited)

SECTOR DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets
Common Stocks:
Basic Materials	$149,948,293	5.0%
Communications	555,735,115	18.6
Consumer Cyclical	147,045,848	4.9
Consumer Non-Cyclical	944,395,064	31.7
Financials	533,873,377	17.9
Industrials	46,085,824	1.6
Technology	381,095,426	12.8
Repurchase Agreements	89,000,000	3.0
U.S. Treasury Bills	74,898,225	2.5
Cash and Other Assets in Excess of Liabilities	60,717,643	2.0
NET ASSETS	$2,982,794,815	100.0%

All data as of April 30, 2017. The BBH Core Select (the “Fund”) sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

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BBH CORE SELECT

PORTFOLIO OF INVESTMENTS
April 30, 2017 (unaudited)

Shares		Value
	COMMON STOCKS (92.5%)
	BASIC MATERIALS (5.0%)
838,093	Celanese Corp. (Series A)	$72,947,615
616,104	Praxair, Inc.	77,000,678
	Total Basic Materials	149,948,293

	COMMUNICATIONS (18.6%)
193,078	Alphabet, Inc. (Class C)[1]	174,920,945
4,970,551	Comcast Corp. (Class A)	194,795,894
3,861,263	Discovery Communications, Inc. (Class C)[1]	108,038,139
2,253,110	Liberty Global, Plc. (Class C) (United Kingdom)[1]	77,980,137
	Total Communications	555,735,115

	CONSUMER CYCLICAL (4.9%)
732,383	Bed, Bath & Beyond, Inc.	28,379,841
3,119,275	Liberty Interactive Corp. QVC Group (Class A)[1]	66,066,245
699,651	Wal-Mart Stores, Inc.	52,599,762
	Total Consumer Cyclical	147,045,848

	CONSUMER NON-CYCLICAL (31.7%)
411,116	Dentsply Sirona, Inc.	25,998,976
830,631	Diageo, Plc. ADR (United Kingdom)	97,540,998
527,174	FleetCor Technologies, Inc.[1]	74,405,338
268,725	Henry Schein, Inc.[1]	46,704,405
1,159,447	Nestle SA ADR (Switzerland)	89,276,260
1,830,010	Nielsen Holdings, Plc. (United Kingdom)	75,268,311
1,803,662	Novartis AG ADR (Switzerland)	138,936,084
2,776,594	PayPal Holdings, Inc.[1]	132,499,066
976,279	Perrigo Co., Plc. (Ireland)	72,186,069
236,536	Sabre Corp.	5,537,308
1,314,408	Unilever NV (NY Shares) (Netherlands)	68,664,674
2,091,919	Zoetis, Inc.	117,377,575
	Total Consumer Non-Cyclical	944,395,064

The accompanying notes are an integral part of these financial statements.

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BBH CORE SELECT

PORTFOLIO OF INVESTMENTS
April 30, 2017 (unaudited)

Shares		Value
	COMMON STOCKS (continued)
	FINANCIALS (17.9%)
825	Berkshire Hathaway, Inc. (Class A)[1]	$204,418,500
760,135	Progressive Corp.	30,192,562
3,128,105	US Bancorp	160,409,224
2,578,995	Wells Fargo & Co.	138,853,091
	Total Financials	533,873,377

	INDUSTRIALS (1.6%)
633,221	Waste Management, Inc.	46,085,824
	Total Industrials	46,085,824

	TECHNOLOGY (12.8%)
1,237,383	Microsoft Corp.	84,711,240
4,751,060	Oracle Corp.	213,607,658
1,540,315	QUALCOMM, Inc.	82,776,528
	Total Technology	381,095,426
	Total Common Stocks (Identified cost $1,765,303,221)	2,758,178,947

The accompanying notes are an integral part of these financial statements.

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BBH CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2017 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	REPURCHASE AGREEMENTS (3.0%)
$89,000,000	National Australia Bank (Agreement dated 4/28/2017 collateralized by U.S. Treasury Notes 1.625%, due 05/15/26, original par $95,445,000, valued at $90,780,000)	05/01/17	0.800%	$89,000,000
	Total Repurchase Agreements (Identified cost $89,000,000)			89,000,000
	U.S. TREASURY BILLS (2.5%)
75,000,000	U.S. Treasury Bills[2]	07/06/17	0.000	74,898,225
	Total U.S. Treasury Bills (Identified cost $74,892,750)			74,898,225
TOTAL INVESTMENTS (Identified cost $1,929,195,971)[3]			98.0%	$2,922,077,172
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			2.0%	60,717,643
NET ASSETS			100.0%	$2,982,794,815

[1]	Non-income producing security.
[2]	Security issued with a zero coupon. Income is recognized through accretion of discount.
[3]	The aggregate cost for federal income tax purposes is $1,929,195,971, the aggregate gross unrealized appreciation is $1,033,794,007 and the aggregate gross unrealized depreciation is $40,912,806 resulting in net unrealized appreciation of $992,881,201.

Abbreviations:

ADR — American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

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BBH CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2017 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

The accompanying notes are an integral part of these financial statements.

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BBH CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2017 (unaudited)

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2017.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of April 30, 2017
Common Stocks:
Basic Materials	$149,948,293	$–	$–	$149,948,293
Communications	555,735,115	–	–	555,735,115
Consumer Cyclical	147,045,848	–	–	147,045,848
Consumer Non-Cyclical	944,395,064	–	–	944,395,064
Financials	533,873,377	–	–	533,873,377
Industrials	46,085,824	–	–	46,085,824
Technology	381,095,426	–	–	381,095,426
Repurchase Agreements	–	89,000,000	–	89,000,000
U.S. Treasury Bills	–	74,898,225	–	74,898,225
Investments, at value	$2,758,178,947	$163,898,225	$–	$2,922,077,172

*	The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period.
There were no transfers between Levels 1, 2 or 3 during the period ended April 30, 2017.

The accompanying notes are an integral part of these financial statements.

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STATEMENT OF ASSETS AND LIABILITIES
April 30, 2017 (unaudited)

ASSETS:
Investments in securities, at value (Identified cost $1,840,195,971)	$2,833,077,172
Repurchase agreements (Identified cost $89,000,000)	89,000,000
Cash	2,140,134
Receivables for:
Investments sold	128,570,324
Dividends	9,051,166
Shares sold	655,671
Investment advisory and administrative fee waiver reimbursement	76,717
Interest	5,933
Total Assets	3,062,577,117

LIABILITIES:
Payables for:
Shares redeemed	70,615,730
Investments purchased	6,428,886
Investment advisory and administrative fees	1,903,621
Shareholder servicing fees	476,947
Custody and fund accounting fees	75,586
Professional fees	45,439
Distributors fees	38,810
Transfer agent fees	22,888
Board of Trustees’ fees	1,245
Accrued expenses and other liabilities	173,150
Total Liabilities	79,782,302
NET ASSETS	$2,982,794,815

Net Assets Consist of:
Paid-in capital	$1,610,829,242
Undistributed net investment income	9,795,104
Accumulated net realized gain on investments in securities	369,289,268
Net unrealized appreciation/(depreciation) on investments in securities	992,881,201
Net Assets	$2,982,794,815

NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
($2,812,579,881 ÷ 129,379,587 shares outstanding)	$21.74

RETAIL CLASS SHARES
($170,214,934 ÷ 13,412,469 shares outstanding)	$12.69

The accompanying notes are an integral part of these financial statements.

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BBH CORE SELECT

STATEMENT OF OPERATIONS
For the six months ended April 30, 2017 (unaudited)

NET INVESTMENT INCOME:
Income:
Dividends (net of foreign withholding taxes of $1,363,489)	$27,539,510
Interest and other income	511,868
Total Income	28,051,378

Expenses:
Investment advisory and administrative fees	13,312,418
Shareholder servicing fees	3,351,622
Distributors fees	245,859
Transfer agent fees	119,328
Custody and fund accounting fees	115,538
Professional fees	44,409
Board of Trustees’ fees	27,208
Miscellaneous expenses	241,283
Total Expenses	17,457,665
Investment advisory and administrative fee waiver	(478,092)
Expense offset arrangement	(4,962)
Net Expenses	16,974,611
Net Investment Income	11,076,767

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments in securities	370,155,963
Net change in unrealized appreciation/(depreciation) on investments in securities	(12,385,132)
Net Realized and Unrealized Gain	357,770,831
Net Increase in Net Assets Resulting from Operations	$368,847,598

The accompanying notes are an integral part of these financial statements.

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BBH CORE SELECT

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended April 30, 2017 (unaudited)	For the year ended October 31, 2016
DECREASE IN NET ASSETS:
Operations:
Net investment income	$11,076,767	$23,194,771
Net realized gain on investments in securities	370,155,963	344,540,579
Net change in unrealized appreciation/(depreciation) on investments in securities	(12,385,132)	(380,299,794)
Net increase/(decrease) in net assets resulting from operations	368,847,598	(12,564,444)

Dividends and distributions declared:
From net investment income:
Class N	(20,614,105)	(24,454,690)
Retail Class	(1,323,018)	(1,357,111)
From net realized gains:
Class N	(242,554,177)	(314,097,487)
Retail Class	(20,839,178)	(29,099,366)
Total dividends and distributions declared	(285,330,478)	(369,008,654)

Share transactions:
Proceeds from sales of shares*	144,575,344	347,243,754
Net asset value of shares issued to shareholders for reinvestment of dividends and distributions	204,685,715	312,156,128
Proceeds from short-term redemption fees	7,506	21,134
Cost of shares redeemed*	(1,030,894,808)	(1,947,081,352)
Net decrease in net assets resulting from share transactions	(681,626,243)	(1,287,660,336)
Total decrease in net assets	(598,109,123)	(1,669,233,434)

NET ASSETS:
Beginning of period	3,580,903,938	5,250,137,372
End of period (including undistributed net investment income of $9,795,104 and $20,655,460, respectively)	$2,982,794,815	$3,580,903,938

*	Includes share exchanges. See Note 5 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

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BBH CORE SELECT

FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each period.

		For the years ended October 31,
	For the six months ended April 30, 2017 (unaudited)	2016	2015	2014	2013	2012
Net asset value, beginning of period	$21.15	$22.79	$22.52	$21.21	$17.46	$15.07
Income from investment operations:
Net investment income[1]	0.07	0.12	0.12	0.14	0.13	0.10
Net realized and unrealized gain/(loss)	2.23	(0.08)	0.64	1.70	3.95	2.54
Total income from investment operations	2.30	0.04	0.76	1.84	4.08	2.64
Less dividends and distributions:
From net investment income	(0.13)	(0.12)	(0.14)	(0.10)	(0.10)	(0.07)
From net realized gains	(1.58)	(1.56)	(0.35)	(0.43)	(0.23)	(0.18)
Total dividends and distributions	(1.71)	(1.68)	(0.49)	(0.53)	(0.33)	(0.25)
Short-term redemption fees[1,2]	0.00	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$21.74	$21.15	$22.79	$22.52	$21.21	$17.46
Total return	11.32%[3]	0.40%	3.47%	8.90%	23.78%	17.86%

Ratios/Supplemental data:
Net assets, end of period (in millions)	$2,813	$3,403	$4,970	$5,816	$5,645	$3,049
Ratio of expenses to average net assets before reductions	1.02%[4]	1.01%	1.07%	1.07%	1.09%	1.12%
Fee waiver	0.02%[4,5]	0.01%[5]	0.07%[5]	0.07%[5]	0.09%[5]	0.12%[5]
Expense offset arrangement	0.00%[4,6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]
Ratio of expenses to average net assets after reductions	1.00%[4]	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.67%[4]	0.57%	0.53%	0.66%	0.65%	0.63%
Portfolio turnover rate	9%[3]	12%	8%	8%	12%	14%

[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Not annualized.
[4]	Annualized.
[5]	The ratio of expenses to average net assets for the six months ended April 30, 2017, the years ended October 31, 2016, 2015, 2014, 2013 and 2012, reflect fees reduced as result of a contractual operating expense limitation of the share class to 1.00%. The agreement is effective for all periods presented and is effective through March 1, 2018 unless renewed by all parties to the agreement. For the six months ended April 30, 2017 and the years ended October 31, 2016, 2015, 2014, 2013 and 2012, the waived fees were $373,011, $531,298, $3,938,986, $4,238,260, $3,983,262 and $1,853,202, respectively.
[6]	Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

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FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for a Retail Class share outstanding throughout each period.

		For the years ended October 31,
	For the six months ended April 30, 2017 (unaudited)	2016	2015	2014	2013	2012
Net asset value, beginning of period	$13.00	$14.65	$14.66	$13.99	$11.61	$10.11
Income from investment operations:
Net investment income[1]	0.03	0.05	0.03	0.06	0.06	0.05
Net realized and unrealized gain/(loss)	1.34	(0.07)	0.42	1.11	2.60	1.69
Total income/ (loss) from investment operations	1.37	(0.02)	0.45	1.17	2.66	1.74
Less dividends and distributions:
From net investment income	(0.10)	(0.07)	(0.11)	(0.07)	(0.05)	(0.06)
From net realized gains	(1.58)	(1.56)	(0.35)	(0.43)	(0.23)	(0.18)
Total dividends and distributions	(1.68)	(1.63)	(0.46)	(0.50)	(0.28)	(0.24)
Short-term redemption fees[1,2]	0.00	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$12.69	$13.00	$14.65	$14.66	$13.99	$11.61
Total return	11.21%[3]	0.19%	3.14%	8.63%	23.42%	17.64%

Ratios/Supplemental data:
Net assets, end of period (in millions)	$170	$178	$280	$400	$367	$267
Ratio of expenses to average net assets before reductions	1.37%[4]	1.33%	1.39%	1.40%	1.42%	1.43%
Fee waiver	0.12%[4,5]	0.10%[5]	0.14%[5]	0.15%[5]	0.17%[5]	0.18%[5]
Expense offset arrangement	0.00%[4,6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]
Ratio of expenses to average net assets after reductions	1.25%[4]	1.23%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets	0.43%[4]	0.37%	0.24%	0.40%	0.44%	0.50%
Portfolio turnover rate	9%[3]	12%	8%	8%	12%	14%

[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Not annualized.
[4]	Annualized.
[5]	The ratio of expenses to average net assets for the six months ended April 30, 2017, the years ended October 31, 2016, 2015, 2014, 2013 and 2012, reflect fees reduced as result of a contractual operating expense limitation of the share class to 1.25%. The agreement is effective for all periods presented and is effective through March 1, 2018 unless renewed by all parties to the agreement. For the six months ended April 30, 2017 and the years ended October 31, 2016, 2015, 2014, 2013 and 2012, the waived fees were $105,081, $234,959, $551,384, $577,948, $568,410 and $633,118, respectively.
[6]	Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

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NOTES TO FINANCIAL STATEMENTS
April 30, 2017 (unaudited)

1.	Organization. The Fund is a separate, non-diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on November 2, 1998. The Fund offers Class N and Retail Class shares. Class N and Retail Class shares have different operating expenses. With the exception of class specific expenses, all expenses are allocated between classes based on net assets. Neither Class N shares nor Retail Class shares automatically convert to any other share class of the Fund. Effective January 29, 2016, the Fund reopened to new investors. As of April 30, 2017, there were six series of the Trust.
2.	Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investments Companies. The following summarizes significant accounting policies of the Fund:
A.	Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) securities not traded on an exchange are valued at the average of the quoted bid and asked prices in the over-the counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board; (4) short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent “fair value” by the Board.
B.	Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Dividend income and other distributions received from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received at ex-date. Distributions received on securities that represent a return of capital or a capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued daily. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain.

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NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2017 (unaudited)

C.	Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are apportioned amongst each fund in the Trust equally. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
D.	Repurchase Agreements. The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price normally is in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time that assets of the Fund are invested in the agreement and is not related to the coupon rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the investment adviser. The Fund’s custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The investment adviser, custodian or sub-custodian will monitor the value of the underlying collateral each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (MRA) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Lastly, the MRA does not preclude the Fund from selling, transferring, pledging or hypothecating the underlying collateral but no such transaction shall relieve the Fund of its obligation to transfer the collateral to the counterparty upon the latter’s repurchase of the securities.

The Fund’s repurchase agreements as of April 30, 2017 are shown on a gross basis and the required disclosures under Accounting Standards Update (“ASU”) 2013-01 are shown in the Portfolio of Investments. Repurchase agreements are subject to credit risks.

E.	Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net

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NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2017 (unaudited)

realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified in the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.
The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2016, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2017, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three year ends. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
F.	Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, if any, are paid annually and are recorded on the ex-dividend date. The Fund declared dividends in the amounts of $263,168,282 and $22,162,196 to Class N shares and Retail Class shareholders, respectively, during the six months ended April 30, 2017. In addition, the Fund designated a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

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NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2017 (unaudited)

The tax character of distributions paid during the years ended October 31, 2016 and 2015, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2016:	$25,811,801	$343,196,853	$369,008,654	$–	$369,008,654
2015:	57,953,050	80,225,626	138,178,676	–	138,178,676

As of October 31, 2016 and 2015, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Components of accumulated earnings/(deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated earnings	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total accumulated earnings/ (deficit)
2016:	$20,655,460	$263,377,781	$284,033,241	$–	$(851,121)	$1,005,266,333	$1,288,448,453
2015:	23,272,490	343,185,744	366,458,234	–	(411,242)	1,385,566,127	1,751,613,119

The Fund did not have a net capital loss carryforward at October 31, 2016.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

To the extent future capital gains are offset by capital loss carryforwards, if any; such gains will not be distributed.

G.	Use of Estimates. The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of

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NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2017 (unaudited)

the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from these estimates.
3.	Fees and Other Transactions with Affiliates.
A.	Investment Advisory and Administrative Fees. Under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory and portfolio management services to the Fund. BBH also provides administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.80% per annum on the first $3,000,000,000 of the Fund’s average daily net assets and 0.75% per annum on the Fund’s average daily net assets over $3,000,000,000. For the six months ended April 30, 2017, the Fund incurred $13,312,418 under the Agreement.
B.	Investment Advisory and Administrative Fee Waivers. Effective July 14, 2010, the Investment Adviser contractually agreed to limit the annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business and for Retail Class, amounts payable pursuant to any plan adopted in accordance with Rule 12b-1) of Class N and Retail Class to 1.00%. The agreement will terminate on March 1, 2018, unless it is renewed by all parties to the agreement. The agreement may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2017, the Investment Adviser waived fees in the amount of $373,011 and $105,081 for Class N and Retail Class, respectively.
C.	Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.20% of Class N and Retail Class shares’ average daily net assets. For the six months ended April 30, 2017, the Fund incurred shareholder servicing fees in the amount of $3,178,095 and $173,527 for Class N and Retail Class, respectively.
D.	Distribution (12b-1) Fees. The Fund has adopted a distribution plan pursuant to Rule 12b-1 for Retail Class shares that allows the Fund to pay distribution and other fees for the sale of its shares and for services provided to shareholders. Because these fees are paid out of the Fund’s assets continuously, over time these fees will increase the cost of investment and may cost the shareholder more than paying other types of sales charges. The maximum annual distribution fee for Retail Class shares is 0.25% of the average daily net assets of the Retail Class shares of the Fund. With this agreement along with the investment advisory and waiver agreements above, it is anticipated that

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NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2017 (unaudited)

total operating expenses for Retail Class shares will be 1.25% of the average daily net assets. For the six months ended April 30, 2017, Retail Class shares of the Fund incurred $216,501 for Distribution (12b-1) Fees.
E.	Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction-based fee. The fund accounting fee is an asset-based fee calculated at 0.004% of the Fund’s net asset value. For the six months ended April 30, 2017, the Fund incurred $115,538 in custody and fund accounting fees. These fees for the Fund were reduced by $4,962 as a result of an expense offset arrangement with the Fund’s custodian. The credit amount (if any) is disclosed in the Statement of Operations as a reduction to the Fund’s expenses. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2017, was $2,007. This amount is presented under line item “Custody and fund accounting fees” in the Statements of Operations.
F.	Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2017, the Fund incurred $27,208 in independent Trustee compensation and reimbursements.
4.	Investment Transactions. For the six months ended April 30, 2017, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $285,453,030 and $1,210,593,961, respectively.

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NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2017 (unaudited)

5.	Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class N and Retail Class shares of beneficial interest at no par value. Transactions in Class N and Retail Class shares were as follows:

	For the six months ended April 30, 2017 (unaudited)		For the year ended October 31, 2016
	Shares	Dollars	Shares	Dollars
Class N
Shares sold	6,391,100	$135,321,967	15,774,935	$325,665,400
Shares issued in connection with reinvestments of dividends	8,861,662	182,638,861	13,754,570	281,831,140
Proceeds from short-term redemption fees	N/A	6,946	N/A	18,776
Shares redeemed	(46,806,746)	(995,466,985)	(86,710,828)	(1,824,200,480)
Net decrease	(31,553,984)	$(677,499,211)	(57,181,323)	$(1,216,685,164)
Retail Class
Shares sold	738,223	$9,253,377	1,664,283	$21,578,354
Shares issued in connection with reinvestments of dividends	1,831,134	22,046,854	2,402,931	30,324,988
Proceeds from short-term redemption fees	N/A	560	N/A	2,358
Shares redeemed	(2,832,646)	(35,427,823)	(9,517,253)	(122,880,872)
Net decrease	(263,289)	$(4,127,032)	(5,450,039)	$(70,975,172)

Included in Shares Sold and Shares Redeemed are shareholder exchanges during the six months ended April 30, 2017 and the year ended October 31, 2016. Specifically:

During the six months ended April 30, 2017, 95,790 shares of Retail Class were exchanged for 56,071 shares of Class N valued at $1,194,339.

During the year ended October 31, 2016, 1,785 shares of Class N were exchanged for 2,899 shares of Retail Class valued at $36,602 and 27,016 shares of Retail Class were exchanged for 16,684 shares of Class N valued at $354,211.

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NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2017 (unaudited)

6.	Principal Risk Factors and Indemnifications.

A.	Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). Price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity market as a whole (equity securities risk). The value of securities held by the Fund may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation (market risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to assumption of large positions in securities of a small number of issuers (non-diversification risk). There are certain risks associated with investing in foreign securities not present in domestic investments, including, but not limited to, recovery of tax withheld by foreign jurisdictions (foreign investment risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (shareholder concentration risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.	Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

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NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2017 (unaudited)

7.	Recent Pronouncements. In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.
8.	Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2017 through the date the financial statements were issued and determined that there were none that would require recognition or additional disclosure in the financial statements.

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DISCLOSURE OF FUND EXPENSES
April 30, 2017 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution 12b-1 fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2016 to April 30, 2017).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

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DISCLOSURE OF FUND EXPENSES (continued)
April 30, 2017 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period November 1, 2016 to April 30, 2017[1]
Class N
Actual	$1,000	$1,113	$5.24
Hypothetical[2]	$1,000	$1,020	$5.01

	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period November 1, 2016 to April 30, 2017[1]
Retail Class
Actual	$1,000	$1,112	$6.55
Hypothetical[2]	$1,000	$1,019	$6.26

[1]	Expenses are equal to the Fund’s annualized expense ratio of 1.00% and 1.25% for Class N and Retail Class shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[2]	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expense ratio for each class of shares is subtracted from the assumed return before expenses.

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DISCLOSURE OF ADVISOR SELECTION
April 30, 2017 (unaudited)

Investment Advisory and Administrative Services Agreement Approval

The 1940 Act requires that a fund’s investment advisory agreements must be approved annually by the fund’s board of trustees, including a separate vote and approval by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”). Additionally, the approval must occur at an in-person meeting called for the purpose of voting on such approval.

The Board, a majority of which is comprised of Independent Trustees, held a telephonic meeting on November 16, 2016 and an in-person meeting on December 7, 2016, to consider whether to renew the Investment Advisory and Administrative Services Agreement (the “Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. At the December 7, 2016 meeting, the Board voted to approve the renewal of the Agreement with respect to the Fund for an additional one year term. In doing so, the Board determined that the terms of the Agreement were fair and reasonable and that it had received sufficient information to make an informed business decision with respect to the continuation of the Agreement.

Both in the meetings specifically held to address the continuance of the Agreement and at other meetings over the course of the year, the Board requested and received a variety of materials provided by the Investment Adviser and BBH, including information about personnel, operations and Fund performance. The Board also received comparative performance and fee and expense information for the Fund compiled by an independent third party. Additionally, the Board received a separate comparative performance and fee and expense report based on criteria selected by BBH, rather than the independent third party. The Board reviewed these reports with both the independent third party who compiled the report and with BBH. The Board received a memorandum from counsel to the Trust (“Fund Counsel”) regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Board met in executive session outside the presence of Fund management.

In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of services provided by the Investment Adviser; (b) the investment performance of the Fund; (c) the advisory fee and the cost of the services and profits to be realized by the Investment Adviser from its relationship with the Fund; (d) the Fund’s costs to investors compared to the costs of comparative funds and performance compared to the relevant performance of comparative funds; (e) the sharing of potential economies of scale; (f) fall-out benefits to the Investment Adviser as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board. The following is a summary of the factors the Board considered in making its determination to approve the continuance of the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the

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DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2017 (unaudited)

Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable.

Nature, Extent and Quality of Services

The Board noted that, pursuant to the Agreement with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board received and considered information, during meetings held on November 16, 2016 and December 7, 2016, and over the course of the previous year, regarding the nature, extent and quality of services provided to the Fund by the Investment Adviser, including: portfolio management, supervision of operations and compliance, preparation of regulatory filings, disclosures to Fund shareholders, general oversight of service providers, assistance to the Board (including the Independent Trustees in their capacity as Trustees), Chief Compliance Officer services for the Trust, and other services. The Board considered the resources of the Investment Adviser and BBH dedicated to the Fund noting that BBH also provides administrative, custody, shareholder servicing, and fund accounting services to the Fund.

The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board also considered brokerage policies and practices, the standards applied in seeking best execution and policies and practices regarding soft dollars. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board noted that during the course of its regular meetings it received reports on each of the foregoing topics. The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided, and expected to be provided, to the Fund pursuant to the Agreement.

Fund Performance

At the December 7, 2016 meeting, and throughout the year, the Board received and reviewed detailed performance information for the Fund provided by BBH. The Board also considered the Fund’s performance relative to a peer category of other mutual funds. As part of this review, the Trustees considered the composition of the peer category, selection criteria and reputation of the third party who prepared the peer category analysis. The Board reviewed and discussed, with both BBH and the independent third party, the report’s findings and discussed the positioning of the Fund relative to the selected peer category. The Board considered short-term and long-term investment performance for the Fund over various periods of time as compared to a selection of peer category, noting underperformance in the 1-, 2-, 3-, 4- and 5-year periods ended September 30, 2016 and outperformance in the 10 year period ended September 30, 2016. The Board noted that the Fund’s historical track record of positive absolute returns was consistent with the investment approach communicated to investors. In evaluating the

financial statements april 30, 2017	25

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DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2017 (unaudited)

performance of the Fund, the Board considered the risk expectations for the Fund as well as the level of Fund performance in the context of its review. Based on this information, the Board concluded that it was satisfied with the Fund’s investment results.

Costs of Services Provided and Profitability

The Board considered the fee rates paid by the Fund to the Investment Adviser and BBH in light of the nature, extent and quality of the services provided to the Fund. The Board considered and reviewed the fee waiver arrangement and breakpoints to the Fund’s fee schedule that were in place for the Fund and considered the actual fee rates, after taking into account the waiver and breakpoint. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers. The Board received and considered information comparing the Fund’s investment advisory and administration fee and the Fund’s net total expenses with those of other comparable mutual funds, based upon a peer category and comparison having been selected and calculated by an independent third party as well as a peer category and comparison having been selected by BBH. The Board noted the distinguishing characteristics of the funds in the comparative universes selected by BBH and the independent third party and recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

With regard to profitability, the Trustees considered the compensation flowing to the Adviser and BBH, directly or indirectly. The Board reviewed the Investment Adviser and BBH’s profitability data for the Fund for the nine-months ended September 30, 2016, and for each of the prior four years. The data also included the effect of revenue generated by the shareholder servicing, custody, and fund accounting and administration fees paid by the Fund to BBH. With respect to shareholder servicing fees, the Board noted that the fee rate was standardized at 0.20% for all of the Trust’s funds, including the Fund. The Board conducted a detailed review of the allocation methods used in preparing the profitability data. The Board also considered the effect of fall-out benefits to the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Funds through various broker dealer platforms as well as the research services acquired by BBH through soft dollars. The Board focused on profitability of the Investment Adviser’s and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that the Investment Adviser and BBH’s profitability was not excessive in light of the nature, extent and quality of services provided to the Fund. The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include fees received for being the Fund’s administrator, custodian,

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DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2017 (unaudited)

fund accounting and shareholder servicing agent. In light of the costs of providing services pursuant to the Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board also considered the existence of any economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser and BBH. The Board considered the fee schedule for the Fund, noting the existence of a graduated investment advisory fee. Based on information it had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that the current breakpoints for the Fund were reasonable.

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CONFLICTS OF INTEREST
April 30, 2017 (unaudited)

Conflicts of Interest

BBH, including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH, including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Fund. In addition, certain of such clients (including the Fund) utilize the services of BBH for which they will pay to BBH customary fees and expenses.

BBH, including the Investment Adviser, seeks to meet its fiduciary obligation with respect to all investment management clients, including the Fund. BBH, including the Investment Adviser, has adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, BBH, including the Investment Adviser, monitors a variety of areas, including compliance with fund investment guidelines, review of allocation decisions, the investment in only those securities that have been approved for purchase and compliance with the Investment Adviser’s Code of Ethics. With respect to the allocation of investment opportunities, BBH, including the Investment Adviser, has adopted and implemented policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. The Investment Adviser has structured the portfolio managers’ compensation in a manner it believes is reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

The Trust also manages these conflicts of interest. For example, the Trust has designated a chief compliance officer and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser and the Trust’s chief compliance officer on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH and the Investment Adviser can face in the operation of its investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser and the Fund has adopted policies and procedures reasonably designed to appropriately identify, escalate and mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

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CONFLICTS OF INTEREST (continued)
April 30, 2017 (unaudited)

Other Clients and Allocation of Investment Opportunities. BBH, including the Investment Adviser, manages funds and accounts of clients other than the Fund (“Other Clients”). In general, BBH, including the Investment Adviser, faces conflicts of interest when it renders investment advisory services to different clients and, from time to time, provides dissimilar investment advice to different clients depending on the facts and circumstances. Investment decisions will not necessarily be made in parallel among the Fund and BBH’s Other Clients. Investments made by the Fund do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients managed by BBH. Accordingly, the accounts for such Other Clients managed by BBH may produce results that are materially different from those experienced by the Fund. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by BBH could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, the investment methods and strategies that the Investment Adviser utilizes in managing the Fund are utilized by BBH, including the Investment Adviser, in managing investments for Other Clients. From time to time, BBH, including the Investment Adviser, establishes, sponsors and is affiliated with other investment pools and accounts which engage in the same or similar businesses as the Fund using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them, because BBH may have an incentive to allocate investment opportunities to certain accounts or funds. For example, BBH may act as adviser to private funds with investment strategies similar to the Fund. Those private funds may pay BBH a performance fee in addition to the stated investment advisory fee. In such cases, BBH may have an incentive to allocate certain investment opportunities to the private fund rather than the Fund in order to increase the private fund’s performance and thus improve BBH’s chances of receiving the performance fee. However, BBH has implemented policies and procedures to reduce any such conflict and allocate investment opportunities equitably between the Fund and other funds and accounts with similar investment strategies.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Affiliated Service Providers. Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to

financial statements april 30, 2017	29

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CONFLICTS OF INTEREST (continued)
April 30, 2017 (unaudited)

agree to higher fees than it would in the case of unaffiliated providers. BBH acting in its capacity as the Fund’s administrator is the primary valuation agent of the Fund. BBH values securities and assets in the Fund according to the Fund’s valuation policies. Because the Investment Adviser and BBH’s advisory and administrative fees are calculated by reference to a Fund’s net assets, BBH and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Fund may be aggregated with orders for other BBH client accounts. BBH however is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the advantage or disadvantage of the Fund. In addition, under certain circumstances, the Fund will not be charged the same commission or commission equivalent rates in connection with an aggregated order. Allocations of aggregated trades, particularly trade orders that were only partially filled due to limited availability, raise a potential conflict of interest because BBH has an incentive to allocate trades to certain accounts or funds.

Soft Dollars. The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance to the Investment Adviser in the investment decision-making process (including with respect to fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other BBH client accounts, including in connection with BBH client accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other BBH client accounts relative to the Fund based on the amount of brokerage commissions paid by the Fund and such other BBH client accounts. For example, research or other services that are paid for through one client’s commissions may not be used in managing that client’s account. In addition, other BBH client accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be

30

BBH CORE SELECT

CONFLICTS OF INTEREST (continued)
April 30, 2017 (unaudited)

provided to the Fund and to such other BBH client accounts. To the extent that BBH uses soft dollars, it will not have to pay for those products and services itself.

BBH may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that BBH receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by BBH.

BBH may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services BBH believes are useful in its investment decision-making process. BBH may from time to time choose not to engage in the above described arrangements to varying degrees. BBH may also enter into commission sharing arrangements under which BBH may execute transactions through a broker-dealer, and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to BBH. To the extent that BBH engages in commission sharing arrangements, many of the same conflicts related to traditional soft dollars may exist.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

Investments in BBH Funds. From time to time BBH may invest a portion of the assets of its discretionary investment advisory clients in the Fund. That investment by BBH on behalf of its discretionary investment advisory clients in the Fund may be significant at times.

Increasing the Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. In selecting the Fund for its discretionary investment advisory clients, BBH may limit its selection to funds managed by BBH or the Investment Adviser. BBH may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH, the Investment Adviser and their affiliates providing services to the Fund benefit from additional fees when the Fund is included as an investment by a discretionary investment advisory client.

BBH reserves the right to redeem at any time some or all of the shares of the Fund acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Fund by BBH on

financial statements april 30, 2017	31

BBH CORE SELECT

CONFLICTS OF INTEREST (continued)
April 30, 2017 (unaudited)

behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio.

BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

Valuation. When market quotations are not readily available, or are believed by BBH to be unreliable, the Fund’s investments may be valued at fair value by BBH pursuant to procedures adopted by the Fund’s Board of Trustees. When determining an asset’s “fair value,” BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Fund might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination, and may be based on analytical values determined by BBH using proprietary or third party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s net asset value. As a result, the Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

Personal Trading. BBH, including the Investment Adviser, and any of their respective partners, principals, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Fund, which could have an adverse effect on the Fund.

Gifts and Entertainment. From time to time, employees of BBH, including the Investment Adviser, and any of their respective partners, principals, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Fund or BBH, including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business.

32

Administrator
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005
1-800-575-1265
Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the BBH Funds website at www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

Semi-Annual Report

APRIL 30, 2017

BBH GLOBAL CORE SELECT

BBH GLOBAL CORE SELECT

PORTFOLIO ALLOCATION
April 30, 2017 (unaudited)

COUNTRY DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets
Common Stocks:
Canada	$1,543,216	1.3%
France	12,261,492	10.2
Germany	3,835,063	3.2
Ireland	2,688,015	2.2
Italy	3,636,389	3.0
Netherlands	4,775,671	4.0
Switzerland	9,093,814	7.6
United Kingdom	19,221,669	16.0
United States	55,557,507	46.2
Repurchase Agreements	4,500,000	3.7
Cash and Other Assets in Excess of Liabilities	3,129,370	2.6
NET ASSETS	$120,242,206	100.0%

All data as of April 30, 2017. The BBH Global Core Select Fund’s (the “Fund”) country diversification is expressed as a percentage of net assets and may vary over time. The Fund’s country diversification is based on the respective security’s country of incorporation.

SECTOR DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets
Common Stocks:
Basic Materials	$10,764,381	9.0%
Communications	16,682,061	13.9
Consumer Cyclical	5,339,438	4.4
Consumer Non-Cyclical	51,464,365	42.8
Diversified	5,199,603	4.3
Financials	6,827,612	5.7
Industrials	1,463,372	1.2
Technology	14,872,004	12.4
Repurchase Agreements	4,500,000	3.7
Cash and Other Assets in Excess of Liabilities	3,129,370	2.6
NET ASSETS	$120,242,206	100.0%

All data as of April 30, 2017. The fund’s sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

2

BBH GLOBAL CORE SELECT

PORTFOLIO OF INVESTMENTS
April 30, 2017 (unaudited)

Shares		Value
	COMMON STOCKS (93.7%)
	CANADA (1.3%)
	FINANCIALS
22,550	Intact Financial Corp.	$1,543,216
	Total Canada	1,543,216

	FRANCE (10.2%)
	COMMUNICATIONS
94,170	JCDecaux S.A.	3,321,478
	CONSUMER NON-CYCLICAL
39,600	Sanofi	3,740,411
	DIVERSIFIED
37,100	Wendel S.A.	5,199,603
	Total France	12,261,492

	GERMANY (3.2%)
	BASIC MATERIALS
32,400	Brenntag AG	1,920,146
42,400	Fuchs Petrolub SE	1,914,917
	Total Germany	3,835,063

	IRELAND (2.2%)
	CONSUMER NON-CYCLICAL
36,354	Perrigo Co., Plc.	2,688,015
	Total Ireland	2,688,015

	ITALY (3.0%)
	CONSUMER NON-CYCLICAL
307,350	Davide Campari-Milano SpA	3,636,389
	Total Italy	3,636,389

	NETHERLANDS (4.0%)
	CONSUMER NON-CYCLICAL
23,900	Heineken Holding NV	2,001,077
52,900	Unilever NV	2,774,594
	Total Netherlands	4,775,671

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2017	3

BBH GLOBAL CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2017 (unaudited)

Shares		Value
	COMMON STOCKS (continued)
	SWITZERLAND (7.6%)
	CONSUMER NON-CYCLICAL
48,525	Nestle SA	$3,740,314
69,526	Novartis AG	5,353,500
	Total Switzerland	9,093,814

	UNITED KINGDOM (16.0%)
	COMMUNICATIONS
87,249	Liberty Global, Plc. (Series C)[1]	3,019,688
	CONSUMER NON-CYCLICAL
331,400	Aggreko, Plc.	3,804,436
170,125	Diageo, Plc.	4,948,854
95,425	Nielsen Holdings, Plc.	3,924,830
22,400	Reckitt Benckiser Group, Plc.	2,060,489
		14,738,609
	INDUSTRIALS
460,500	Rotork, Plc.	1,463,372
	Total United Kingdom	19,221,669

	UNITED STATES (46.2%)
	BASIC MATERIALS
40,375	Celanese Corp. (Series A)	3,514,240
27,325	Praxair, Inc.	3,415,078
		6,929,318
	COMMUNICATIONS
7,068	Alphabet, Inc. (Class C)[1]	6,403,325
140,728	Discovery Communications, Inc. (Class C)[1]	3,937,570
		10,340,895
	CONSUMER CYCLICAL
27,550	Bed, Bath & Beyond, Inc.	1,067,562
104,400	Liberty Interactive Corp. QVC Group (Class A)[1]	2,211,192
27,410	Wal-Mart Stores, Inc.	2,060,684
		5,339,438

The accompanying notes are an integral part of these financial statements.

4

BBH GLOBAL CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2017 (unaudited)

Shares		Value
	COMMON STOCKS (continued)
	UNITED STATES (continued)
	CONSUMER NON-CYCLICAL
19,631	FleetCor Technologies, Inc.[1]	$2,770,719
112,575	PayPal Holdings, Inc.[1]	5,372,079
82,849	Zoetis, Inc.	4,648,658
		12,791,456
	FINANCIALS
98,150	Wells Fargo & Co.	5,284,396
	TECHNOLOGY
48,375	Microsoft Corp.	3,311,753
184,225	Oracle Corp.	8,282,756
60,988	QUALCOMM, Inc.	3,277,495
		14,872,004
	Total United States	55,557,507
	Total Common Stocks (Identified cost $93,075,812)	112,612,836

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2017	5

BBH GLOBAL CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2017 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

	REPURCHASE AGREEMENTS (3.7%)
$4,500,000	National Australia Bank (Agreement dated 04/28/17 collateralized by U.S. Treasury Note 1.625%, due 05/15/26, original par $4,830,000, valued at $4,590,000)	05/01/17	0.800%	$4,500,000
	Total Repurchase Agreements (Identified cost $4,500,000)			4,500,000
TOTAL INVESTMENTS (Identified cost $97,575,812)[2]			97.4%	$117,112,836
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			2.6%	3,129,370
NET ASSETS			100.0%	$120,242,206

[1]	Non-income producing security.
[2]	The aggregate cost for federal income tax purposes is $97,575,812, the aggregate gross unrealized appreciation is $24,919,663 and the aggregate gross unrealized depreciation is $5,382,639, resulting in net unrealized appreciation of $19,537,024.

The Fund’s country diversification is based on the respective security’s country of incorporation.

The accompanying notes are an integral part of these financial statements.

6

BBH GLOBAL CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2017 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2017	7

BBH GLOBAL CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2017 (unaudited)

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2017.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of April 30, 2017
Common Stocks:
Basic Materials	$6,929,318	$3,835,063	$–	$10,764,381
Communications	13,360,583	3,321,478	–	16,682,061
Consumer Cyclical	5,339,438	–	–	5,339,438
Consumer Non-Cyclical	19,404,301	32,060,064	–	51,464,365
Diversified	–	5,199,603	–	5,199,603
Financials	6,827,612	–	–	6,827,612
Industrials	–	1,463,372	–	1,463,372
Technology	14,872,004	–	–	14,872,004
Repurchase Agreements	–	4,500,000	–	4,500,000
Investments, at value	$66,733,256	$50,379,580	$–	$117,112,836

*	The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period.
There were no transfers between Levels 1, 2 or 3 during the period ended April 30, 2017.

The accompanying notes are an integral part of these financial statements.

8

BBH GLOBAL CORE SELECT

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2017 (unaudited)

ASSETS:
Investments in securities, at value (Identified cost $93,075,812)	$112,612,836
Repurchase agreements (Identified cost $4,500,000)	4,500,000
Cash	3,278,914
Foreign currency at value (Identified cost $309)	310
Receivables for:
Dividends	262,716
Investment advisory and administrative fee waiver reimbursement	12,522
Shares sold	10,000
Interest	300
Prepaid assets	10,387
Total Assets	120,687,985
LIABILITIES:
Payables for:
Investments purchased	284,081
Investment advisory and administrative fees	85,351
Professional fees	37,885
Shareholder servicing fees	17,969
Custody and fund accounting fees	4,414
Distributors fees	2,991
Transfer agent fees	2,314
Board of Trustees’ fees	1,365
Accrued expenses and other liabilities	9,409
Total Liabilities	445,779
NET ASSETS	$120,242,206
Net Assets Consist of:
Paid-in capital	$100,205,289
Undistributed net investment income	221,252
Accumulated net realized gain on investments in securities and foreign exchange transactions	277,419
Net unrealized appreciation/(depreciation) on investments in securities and foreign currency translations	19,538,246
Net Assets	$120,242,206
NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
($116,420,274 ÷ 9,524,636 shares outstanding)	$12.22
RETAIL CLASS SHARES
($3,821,932 ÷ 314,143 shares outstanding)	$12.17

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2017	9

BBH GLOBAL CORE SELECT

STATEMENT OF OPERATIONS
For the six months ended April 30, 2017 (unaudited)

NET INVESTMENT INCOME:
Income:
Dividends (net of foreign withholding taxes of $55,240)	$963,927
Interest and other income	11,260
Total Income	975,187
Expenses:
Investment advisory and administrative fees	542,146
Shareholder servicing fees	114,136
Professional fees	35,425
Board of Trustees’ fees	27,231
Custody and fund accounting fees	15,136
Transfer agent fees	15,064
Distributors fees	13,913
Miscellaneous expenses	39,811
Total Expenses	802,862
Investment advisory and administrative fee waiver	(81,187)
Expense offset arrangement	(3,800)
Net Expenses	717,875
Net Investment Income	257,312
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments in securities	1,060,829
Net realized loss on foreign exchange transactions	(10,879)
Net realized gain on investments in securities and foreign exchange transactions and translations	1,049,950
Net change in unrealized appreciation/(depreciation) on investments in securities	10,382,903
Net change in unrealized appreciation/(depreciation) on foreign currency translations	4,279
Net change in unrealized appreciation/(depreciation) on investments in securities and foreign currency translations	10,387,182
Net Realized and Unrealized Gain	11,437,132
Net Increase in Net Assets Resulting from Operations	$11,694,444

The accompanying notes are an integral part of these financial statements.

10

BBH GLOBAL CORE SELECT

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended April 30, 2017 (unaudited)	For the year ended October 31, 2016
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income	$257,312	$644,900
Net realized gain on investments in securities and foreign exchange transactions and translations	1,049,950	289,452
Net change in unrealized appreciation/(depreciation) on investments in securities and foreign currency translations	10,387,182	(2,249,925)
Net increase (decrease) in net assets resulting from operations	11,694,444	(1,315,573)
Dividends and distributions declared:
From net investment income:
Class N	(593,082)	(634,126)
Retail Class	(10,877)	(14,668)
From net realized gains:
Class N	–	(675,503)
Retail Class	–	(22,680)
Total dividends and distributions declared	(603,959)	(1,346,977)
Share transactions:
Proceeds from sales of shares	5,093,341	12,490,720 *
Net asset value of shares issued to shareholders for reinvestment of dividends and distributions	480,926	1,305,720
Proceeds from short-term redemption fees	–	297
Cost of shares redeemed	(8,458,675)	(35,196,533)*
Net decrease in net assets resulting from share transactions	(2,884,408)	(21,399,796)
Total increase (decrease) in net assets	8,206,077	(24,062,346)
NET ASSETS:
Beginning of period	112,036,129	136,098,475
End of period (including undistributed net investment income of $221,252 and $567,899, respectively)	$120,242,206	$112,036,129

*	Includes share exchanges. See Note 5 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2017	11

BBH GLOBAL CORE SELECT

FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each period.

	For the six months ended April 30, 2017 (unaudited)	For the years ended October 31,			For the period from March 28, 2013 (commencement of operations) to October 31, 2013
		2016	2015	2014
Net asset value, beginning of period	$11.11	$11.37	$11.27	$10.99	$10.00
Income from investment operations:
Net investment income[1]	0.03	0.06	0.06	0.12	0.03
Net realized and unrealized gain (loss)	1.14	(0.18)	0.30	0.21	0.96
Total income (loss) from investment operations	1.17	(0.12)	0.36	0.33	0.99
Less dividends and distributions:
From net investment income	(0.06)	(0.07)	(0.13)	(0.02)	–
From net realized gains	–	(0.07)	(0.13)	(0.03)	–
Total dividends and distributions	(0.06)	(0.14)	(0.26)	(0.05)	–
Short-term redemption fees[1]	–	0.00 [2]	–	0.00[2]	–
Net asset value, end of period	$12.22	$11.11	$11.37	$11.27	$10.99
Total return	10.59%[3]	(1.06)%	3.27%	3.01%	9.90%[3]

Ratios/Supplemental data:
Net assets, end of period (in millions)	$116	$108	$132	$127	$88
Ratio of expenses to average net assets before reductions	1.36%[4]	1.38%	1.31%	1.32%	1.87%[4]
Fee waiver	0.10%[4,5]	0.13%[5]	0.05%[5]	0.07%[5]	0.61%[4,5]
Expense offset arrangement	0.01%[4]	0.01%	0.01%[4]	0.00%[6]	0.01%[4]
Ratio of expenses to average net assets after reductions	1.25%[4]	1.24%	1.25%	1.25%	1.25%[4]
Ratio of net investment income to average net assets	0.46%[4]	0.58%	0.55%	1.01%	0.50%[4]
Portfolio turnover rate	16%[3]	19%	31%	40%	6%[7]

[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01
[3]	Not annualized.
[4]	Annualized.
[5]	The ratio of expenses to average net assets for the six months ended April 30, 2017, the years ended October 31, 2016, 2015 and 2014 and the period ended October 31, 2013, reflect fees reduced as result of a contractual operating expense limitation of the share class to 1.25%. The agreement is effective for the period beginning on March 28, 2013 and will terminate on March 1, 2018, unless it is renewed by all parties to the agreement. For the six months ended April 30, 2017, the years ended October 31, 2016, 2015 and 2014 and the period ended October 31, 2013, the waived fees were $59,824, $146,074, $74,640, $90,671 and $152,928, respectively.
[6]	Less than 0.01%.
[7]	Represents Fund portfolio turnover for the period ended October 31, 2013.

The accompanying notes are an integral part of these financial statements.

12

BBH GLOBAL CORE SELECT

FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for a Retail Class share outstanding throughout each period.

	For the six months ended April 30, 2017 (unaudited)	For the years ended October 31,			For the period from April 2, 2013 (commencement of operations) to October 31, 2013
		2016	2015	2014
Net asset value, beginning of period	$11.05	$11.31	$11.24	$10.98	$10.00
Income from investment operations:
Net investment income[1]	0.01	0.04	0.03	0.07	0.00 [2]
Net realized and unrealized gain (loss)	1.14	(0.18)	0.29	0.22	0.98
Total income (loss) from investment operations	1.15	(0.14)	0.32	0.29	0.98
Less dividends and distributions:
From net investment income	(0.03)	(0.05)	(0.12)	(0.01)	–
From net realized gains	–	(0.07)	(0.13)	(0.03)	–
Total dividends and distributions	(0.03)	(0.12)	(0.25)	(0.04)	–
Short-term redemption fees[1]	–	–	–	0.01	0.00 [2]
Net asset value, end of period	$12.17	$11.05	$11.31	$11.24	$10.98
Total return	10.47%[3]	(1.25)%	2.98%	2.70%	9.80%[3]

Ratios/Supplemental data:
Net assets, end of period (in millions)	$4	$4	$4	$2	$2
Ratio of expenses to average net assets before reductions	2.69%[4]	2.65%	2.93%	3.36%	4.88%[4]
Fee waiver	1.18%[4,5]	1.14%[5]	1.43%[5]	1.86%[5]	3.37%[4,5]
Expense offset arrangement	0.01%[4,6]	0.01%	0.00%[6]	0.00%[6]	0.01%[4]
Ratio of expenses to average net assets after reductions	1.50%[4]	1.50%	1.50%	1.50%	1.50%[4]
Ratio of net investment income to average net assets	0.20%[4]	0.32%	0.29%	0.61%	0.02%[4]
Portfolio turnover rate	16%[3]	19%	31%	40%	6%[7]

[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Not annualized.
[4]	Annualized.
[5]	The ratio of expenses to average net assets for the six months ended April 30, 2017, the years ended October 31, 2016, 2015 and 2014 and the period ended October 31, 2013, reflect fees reduced as result of a contractual operating expense limitation of the share class to 1.50%. The agreement is effective for the period beginning on March 28, 2013 and will terminate on March 1, 2018, unless it is renewed by all parties to the agreement. For the six months ended April 30, 2017, the years ended October 31, 2016, 2015 and 2014 and the period ended October 31, 2013, the waived fees were $21,363, $40,663, $41,058, $41,099 and $17,913, respectively.
[6]	Less than 0.01%.
[7]	Represents Fund portfolio turnover for the period ended October 31, 2013.

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2017	13

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NOTES TO FINANCIAL STATEMENTS
April 30, 2017 (unaudited)

1.	Organization. The Fund is a separate, non-diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund is the successor to the BBH private investment fund, BBH Global Funds, LLC – Global Core Select, which launched on April 2, 2012. The Fund commenced operations on March 28, 2013. The Fund offers Class N shares and Retail Class shares. Class N and Retail Class shares have different operating expenses. With the exception of class specific expenses, all expenses are allocated between classes based on net assets. Neither Class N shares nor Retail Class shares automatically convert to any other class of shares of the Fund. As of April 30, 2017 there were six series of the Trust.
2.	Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The following summarizes significant accounting policies of the Fund:
A.	Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) securities not traded on an exchange are valued at the average of the quoted bid and asked prices in the over-the counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board of Trustees (“Board”); (4) for securities traded on international exchanges, if events which may affect the value of the Fund’s securities occur after the close of the primary exchange on which such securities trade and before the Fund’s net asset value is next determined, then those securities will be fair valued as determined in good faith under supervision of the Board. The Fund currently uses a systematic fair value model provided by an independent third party to adjust the observed values of international securities on a daily basis; (5) short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent “fair value” by the Board.

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BBH GLOBAL CORE SELECT

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2017 (unaudited)

B.	Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Dividend income and other distributions received from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received at ex-date. Distributions received on securities that represent a return of capital or a capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued daily. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain.
C.	Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are apportioned amongst each fund in the Trust equally. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
D.	Repurchase Agreements. The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price normally is in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time that assets of the Fund are invested in the agreement and is not related to the coupon rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the investment adviser. The Fund’s custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The investment adviser, custodian or sub-custodian will monitor the value of the underlying collateral each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (MRA) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Lastly, the MRA does not preclude the Fund from selling, transferring, pledging or hypothecating the underlying collateral but no such transaction shall relieve the Fund of its obligation to transfer the collateral to the counterparty upon the latter’s repurchase of the securities.

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NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2017 (unaudited)

The Fund’s repurchase agreements as of April 30, 2017 are shown on a gross basis and the required disclosures under Accounting Standards Update (“ASU”) 2013-01 are shown in the Portfolio of Investments. Repurchase agreements are subject to credit risks.

E.	Foreign Currency Translations. The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Fund may enter into forward foreign currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction. Reported net realized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. The effect of changes in foreign exchange rates on foreign denominated securities is reflected in the net realized and unrealized gain or loss on investments in securities and foreign exchange transactions and translations and unrealized gain or loss on investments in securities and foreign currency translations. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at period end, resulting from changes in the exchange rate.
F.	Federal Income Taxes. The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared.

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BBH GLOBAL CORE SELECT

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2017 (unaudited)

Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified in the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2016, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2017, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for all open tax years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

G.	Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, if any, are paid annually and are recorded on the ex-dividend date. The Fund declared dividends in the amount of $593,082 and $10,877 to Class N and Retail Class shareholders, respectively, during the six months ended April 30, 2017. In addition, the Fund designated a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

The tax character of distributions paid during the years ended October 31, 2016 and 2015 was as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2016:	$648,794	$698,183	$1,346,977	$–	$1,346,977
2015:	1,846,286	1,058,441	2,904,727	–	2,904,727

financial statements april 30, 2017	17

BBH GLOBAL CORE SELECT

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2017 (unaudited)

As of October 31, 2016 and 2015, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Components of accumulated earnings/(deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated earnings	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total accumulated earnings/ (deficit)
2016:	$567,899	$–	$567,899	$–	$(772,531)	$9,151,064	$8,946,432
2015:	572,705	697,249	1,269,954	–	(901,232)	11,400,989	11,769,711

The Fund did not have a net capital loss carryforward at October 31, 2016.

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

To the extent future capital gains are offset by capital loss carryforwards, if any; such gains will not be distributed.

H.	Use of Estimates. The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from these estimates.
3.	Fees and Other Transactions with Affiliates.
A.	Investment Advisory and Administrative Fees. Under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory and portfolio management services to the Fund. BBH also provides administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.95% on the first $3,000,000,000 of the Fund’s average daily net assets and 0.90% per annum on the Fund’s average daily net assets over $3,000,000,000. For the six months ended April 30, 2017, the Fund incurred $542,146 under the Agreement.

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BBH GLOBAL CORE SELECT

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2017 (unaudited)

B.	Investment Advisory and Administrative Fee Waivers. Effective March 28, 2013 (commencement of operations), the Investment Adviser contractually agreed to limit the annual Fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business and for Retail Class, amounts payable pursuant to any plan adopted in accordance with Rule 12b-1) of Class N and Retail Class to 1.25%. The agreement will terminate on March 1, 2018, unless it is renewed by all parties to the agreement. The agreement may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2017, the Investment Adviser waived fees in the amount of $59,824 and $21,363 for Class N and Retail Class, respectively.
C.	Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.20% of Class N and Retail Class shares’ average daily net assets. For the six months ended April 30, 2017, the Fund incurred shareholder servicing fees in the amount of $110,516 and $3,620 for Class N and Retail Class, respectively.
D.	Distribution (12b-1) Fees. The Fund has adopted a distribution plan pursuant to Rule 12b-1 for Retail Class shares that allows the Fund to pay distribution and other fees for the sale of its shares and for services provided to shareholders. Because these fees are paid out of the Fund’s assets continuously, over time these fees will increase the cost of investment and may cost the shareholder more than paying other types of sales charges. The maximum annual distribution fee for Retail Class shares is 0.25% of the average daily net assets of the Retail Class shares of the Fund. With this agreement, it is anticipated that total operating expenses for Retail Class shares will be 1.50% of the average daily net assets. For the six months ended April 30, 2017, Retail Class shares of the Fund incurred $4,525 for Distribution (12b-1) Fees.
E.	Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction-based fee. The fund accounting fee is an asset-based fee calculated at 0.004% of the Fund’s net asset value. For the six months ended April 30, 2017, the Fund incurred $15,136 in custody and fund accounting fees. These fees for the Fund were reduced by $3,800 as a result of an expense offset arrangement with the Fund’s custodian. The credit amount (if any) is disclosed in the Statement of Operations as a reduction to the Fund’s expenses. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans

financial statements april 30, 2017	19

BBH GLOBAL CORE SELECT

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2017 (unaudited)

to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2017, was $0.
F.	Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2017, the Fund incurred $27,231 in independent Trustee compensation and reimbursements.
4.	Investment Transactions. For the six months ended April 30, 2017, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $17,488,187 and $16,994,120, respectively.
5.	Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class N and Retail Class shares of beneficial interest, at no par value. Transactions in Class N and Retail Class shares were as follows:
	For the six months ended April 30, 2017 (unaudited)		For the year ended October 31, 2016
	Shares	Dollars	Shares	Dollars
Class N
Shares sold	439,617	$5,077,741	1,128,001	$12,396,138
Shares issued in connection with reinvestments of dividends	41,531	470,955	117,195	1,271,563
Proceeds from short-term redemption fees	N/A	N/A	N/A	297
Shares redeemed	(721,909)	(8,354,278)	(3,124,991)	(35,007,891)
Net increase (decrease)	(240,761)	$(2,805,582)	(1,879,795)	$(21,339,893)
Retail Class
Shares sold	1,374	$15,600	8,626	$94,582
Shares issued in connection with reinvestments of dividends	883	9,971	3,160	34,157
Shares redeemed	(9,046)	(104,397)	(17,195)	(188,642)
Net increase (decrease)	(6,789)	$(78,826)	(5,409)	$(59,903)

Included in Shares Sold and Shares Redeemed are shareholder exchanges during the year ended October 31, 2016. Specifically:

During the year 2016, 1,966 shares of class R were exchanged for 1,956 shares of class N valued at $22,377.

20

BBH GLOBAL CORE SELECT

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2017 (unaudited)

6.	Principal Risk Factors and Indemnifications.
A.	Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). Price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity market as a whole (equity securities risk). The value of securities held by the Fund may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation (market risk). Stocks of medium-sized companies tend to be more volatile and less liquid than stocks of large companies (medium-sized company risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to assumption of large positions in securities of a small number of issuers (non-diversification risk). There are certain risks associated with investing in foreign securities not present in domestic investments, including, but not limited to, recovery of tax withheld by foreign jurisdictions (foreign investment risk), capital controls imposed by foreign governments in response to economic or political events that may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency (capital controls risk), and risks from investing in securities of issuers based in developing countries (emerging markets risk). Non-U.S. currencies invested in by the Fund may depreciate against the U.S. dollar (currency exchange rate risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (shareholder concentration risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.	Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

financial statements april 30, 2017	21

BBH GLOBAL CORE SELECT

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2017 (unaudited)

7.	Recent Pronouncements. In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.
8.	Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2017 through the date the financial statements were issued and determined that there were none that would require recognition or additional disclosure in the financial statements.

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BBH GLOBAL CORE SELECT

DISCLOSURE OF FUND EXPENSES
April 30, 2017 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution 12b-1 fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

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BBH GLOBAL CORE SELECT

DISCLOSURE OF FUND EXPENSES (continued)
April 30, 2017 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period November 1, 2016 to April 30, 2017[1]
Class N
Actual	$1,000	$1,106	$6.53
Hypothetical[2]	$1,000	$1,019	$6.26

	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period November 1, 2016 to April 30, 2017[1]
Retail Class
Actual	$1,000	$1,105	$7.83
Hypothetical[2]	$1,000	$1,017	$7.50

[1]	Expenses are equal to the Fund’s annualized expense ratio of 1.25% and 1.50% for Class N and Retail Class shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[2]	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.

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BBH GLOBAL CORE SELECT

DISCLOSURE OF ADVISOR SELECTION
April 30, 2017 (unaudited)

Investment Advisory and Administrative Services Agreement Approval

The 1940 Act requires that a fund’s investment advisory agreements must be approved annually by the fund’s board of trustees, including a separate vote and approval by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”). Additionally, the approval must occur at an in-person meeting called for the purpose of voting on such approval.

The Board, a majority of which is comprised of Independent Trustees, held a telephonic meeting on November 16, 2016 and an in-person meeting on December 7, 2016, to consider whether to renew the Investment Advisory and Administrative Services Agreement (the “Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. At the December 7, 2016 meeting, the Board voted to approve the renewal of the Agreement with respect to the Fund for an additional one year term. In doing so, the Board determined that the terms of the Agreement were fair and reasonable and that it had received sufficient information to make an informed business decision with respect to the continuation of the Agreement.

Both in the meetings specifically held to address the continuance of the Agreement and at other meetings over the course of the year, the Board requested and received a variety of materials provided by the Investment Adviser and BBH, including information about personnel, operations and Fund performance. The Board also received third-party comparative performance and fee and expense information for the Fund and reviewed this comparative information with both the independent third party who compiled the report and with BBH. The Board received a memorandum from counsel to the Trust (“Fund Counsel”) regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Board met in executive session outside the presence of Fund management.

In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of services provided by the Investment Adviser; (b) the investment performance of the Fund; (c) the advisory fee and the cost of the services and profits to be realized by the Investment Adviser from its relationship with the Fund; (d) the Fund’s costs to investors compared to the costs of comparative funds and performance compared to the relevant performance of comparative funds; (e) the sharing of potential economies of scale; (f) fall-out benefits to the Investment Adviser as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board. The following is a summary of the factors the Board considered in making its determination to approve the continuance of the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable.

financial statements april 30, 2017	25

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DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2017 (unaudited)

Nature, Extent and Quality of Services

The Board noted that, pursuant to the Agreement with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board received and considered information, during the meetings held on November 16, 2016 and December 7, 2016, and over the course of the previous year, regarding the nature, extent and quality of services provided to the Fund by the Investment Adviser including: portfolio management, the supervision of operations and compliance, preparation of regulatory filings, disclosures to Fund shareholders, general oversight of service providers, assistance to the Board (including the Independent Trustees, in their capacity as Trustees), Chief Compliance Officer services for the Trust, and other services. The Board considered the resources of the Investment Adviser and BBH dedicated to the Fund noting that BBH also provides administrative, custody, shareholder servicing, and fund accounting services to the Fund.

The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board also considered brokerage policies and practices, the standards applied in seeking best execution and policies and practices regarding soft dollars. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board noted that, during the course of its regular meetings it received reports on each of the foregoing topics. The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided, and expected to be provided, to the Fund pursuant to the Agreement.

Fund Performance

At the December 7, 2016 meeting, and throughout the year, the Board received and reviewed performance information for the Fund provided by BBH. The Board considered the Fund’s performance relative to a peer category of other mutual funds in a report compiled by an independent third party. As part of this review, the Trustees considered the composition of the peer category, selection criteria and reputation of the third party who prepared the peer category analysis. The Board reviewed with representatives of the independent third party who compiled the comparative report the report’s findings and discussed the positioning of the Fund relative to its selected peer category. In reviewing the Fund’s performance the Board noted the Fund underperformed as compared to a selection of peer category for the 1-, 2- and 3-year periods ended September 30, 2016. However, the Board considered the limited period of operations of the Fund and noted that the Fund’s performance was consistent with the investment approach communicated to investors. In evaluating the performance of the Fund, the Board considered the risk expectations for the Fund as well as the level of Fund performance in the context of its review. Based on this information, the Board concluded that it was satisfied with the Fund’s investment results.

26

BBH GLOBAL CORE SELECT

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2017 (unaudited)

Costs of Services Provided and Profitability

The Board considered the fee rates paid by the Fund to the Investment Adviser and BBH in light of the nature, extent and quality of the services provided to the Fund. The Board also considered and reviewed the fee waiver arrangement and breakpoints to the Fund’s fee schedule that were in place for the Fund and considered the actual fee rates, after taking into account the waiver and breakpoints. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers. The Board received and considered information comparing the Fund’s investment advisory and administration fee and the Fund’s net total expenses with those of other comparable mutual funds, such peer category and comparisons having been selected and calculated by an independent third party. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

With regard to profitability, the Trustees considered the compensation flowing to the Adviser and BBH, directly or indirectly. The Board reviewed the Investment Adviser and BBH’s profitability data for the Fund for the nine-months ended September 30, 2016, and the previous three years. The data also included the effect of revenue generated by the shareholder servicing, custody, fund accounting and administration fees paid by the Fund to BBH. With respect to shareholder servicing fees, the Board noted that the fee rate was standardized at 0.20% for all of the Trust’s funds, including the Fund. The Board conducted a detailed review of the allocation methods used in preparing the profitability data. The Board also considered the effect of fall-out benefits to the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Funds through various broker dealer platforms as well as the research services acquired by BBH through soft dollars. The Board focused on profitability of the Investment Adviser’s and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that the Investment Adviser and BBH’s profitability was not excessive in light of the nature, extent and quality of services provided to the Fund. The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include fees received for being the Fund’s administrator, custodian, fund accounting and shareholder servicing agent. In light of the costs of providing services pursuant to the Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

financial statements april 30, 2017	27

BBH GLOBAL CORE SELECT

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2017 (unaudited)

Economies of Scale

The Board also considered the existence of any economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser and BBH. The Board considered the fee schedule for the Fund, noting the existence of a graduated investment advisory fee. Based on information it had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that the current breakpoints for the Fund were reasonable.

28

BBH GLOBAL CORE SELECT

CONFLICTS OF INTEREST
April 30, 2017 (unaudited)

Conflicts of Interest

BBH, including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH, including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Fund. In addition, certain of such clients (including the Fund) utilize the services of BBH for which they will pay to BBH customary fees and expenses.

BBH, including the Investment Adviser, seeks to meet its fiduciary obligation with respect to all investment management clients, including the Fund. BBH, including the Investment Adviser, has adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, BBH&Co, including the Investment Adviser, monitors a variety of areas, including compliance with fund investment guidelines, review of allocation decisions, the investment in only those securities that have been approved for purchase and compliance with the Investment Adviser’s Code of Ethics. With respect to the allocation of investment opportunities, BBH, including the Investment Adviser, has adopted and implemented policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. The Investment Adviser has structured the portfolio managers’ compensation in a manner it believes is reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

The Trust also manages these conflicts of interest. For example, the Trust has designated a chief compliance officer and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser and the Trust’s chief compliance officer on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH and the Investment Adviser can face in the operation of its investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser and the Fund has adopted policies and procedures reasonably designed to appropriately identify, escalate and mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

financial statements april 30, 2017	29

BBH GLOBAL CORE SELECT

CONFLICTS OF INTEREST (continued)
April 30, 2017 (unaudited)

Other Clients and Allocation of Investment Opportunities. BBH, including the Investment Adviser. manages funds and accounts of clients other than the Fund (“Other Clients”). In general, BBH, including the Investment Adviser, faces conflicts of interest when it renders investment advisory services to different clients and, from time to time, provides dissimilar investment advice to different clients depending on the facts and circumstances. Investment decisions will not necessarily be made in parallel among the Fund and BBH’s Other Clients. Investments made by the Fund do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients managed by BBH. Accordingly, the accounts for such Other Clients managed by BBH may produce results that are materially different from those experienced by the Fund. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by BBH& Co. could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, the investment methods and strategies that the Investment Adviser utilizes in managing the Fund are utilized by BBH, including the Investment Adviser, in managing investments for Other Clients. From time to time, BBH, including the Investment Adviser, establishes, sponsors and is affiliated with other investment pools and accounts which engage in the same or similar businesses as the Fund using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because BBH may have an incentive to allocate investment opportunities to certain accounts or funds. For example, BBH may act as adviser to private funds with investment strategies similar to the Fund. Those private funds may pay BBH a performance fee in addition to the stated investment advisory fee. In such cases, BBH may have an incentive to allocate certain investment opportunities to the private fund rather than the Fund in order to increase the private fund’s performance and thus improve BBH’s chances of receiving the performance fee. However, BBH has implemented policies and procedures to reduce any such conflict and allocate investment opportunities equitably between the Fund and other funds and accounts with similar investment strategies.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Affiliated Service Providers. Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to

30

BBH GLOBAL CORE SELECT

CONFLICTS OF INTEREST (continued)
April 30, 2017 (unaudited)

agree to higher fees than it would in the case of unaffiliated providers. BBH acting in its capacity as the Fund’s administrator is the primary valuation agent of the Fund. BBH values securities and assets in the Fund according to the Fund’s valuation policies. Because the Investment Adviser and BBH’s advisory and administrative fees are calculated by reference to a Fund’s net assets, BBH and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Fund may be aggregated with orders for other BBH client accounts. BBH however is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the advantage or disadvantage of the Fund. In addition, under certain circumstances, the Fund will not be charged the same commission or commission equivalent rates in connection with an aggregated order. Allocations of aggregated trades, particularly trade orders that were only partially filled due to limited availability, raise a potential conflict of interest because BBH has an incentive to allocate trades to certain accounts or funds.

Soft Dollars. The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance to the Investment Adviser in the investment decision-making process (including with respect to fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other BBH client accounts, including in connection with BBH client accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other BBH client accounts relative to the Fund based on the amount of brokerage commissions paid by the Fund and such other BBH client accounts. For example, research or other services that are paid for through one client’s commissions may not be used in managing that client’s account. In addition, other BBH client accounts may receive the benefit, including disproportionate

financial statements april 30, 2017	31

BBH GLOBAL CORE SELECT

CONFLICTS OF INTEREST (continued)
April 30, 2017 (unaudited)

benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Fund and to such other BBH client accounts. To the extent that BBH uses soft dollars, it will not have to pay for those products and services itself.

BBH may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that BBH receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by BBH.

BBH may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services BBH believes are useful in its investment decision-making process. BBH may from time to time choose not to engage in the above described arrangements to varying degrees. BBH may also enter into commission sharing arrangements under which BBH may execute transactions through a broker-dealer, and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to BBH. To the extent that BBH engages in commission sharing arrangements, many of the same conflicts related to traditional soft dollars may exist.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

Investments in BBH Funds. From time to time BBH may invest a portion of the assets of its discretionary investment advisory clients in the Fund. That investment by BBH on behalf of its discretionary investment advisory clients in the Fund may be significant at times.

Increasing the Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. In selecting the Fund for its discretionary investment advisory clients, BBH may limit its selection to funds managed by BBH or the Investment Adviser. BBH may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH, the Investment Adviser and their affiliates providing services to the Fund benefit from additional fees when the Fund is included as an investment by a discretionary investment advisory client.

32

BBH GLOBAL CORE SELECT

CONFLICTS OF INTEREST (continued)
April 30, 2017 (unaudited)

BBH reserves the right to redeem at any time some or all of the shares of the Fund acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Fund by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available, or are believed by BBH to be unreliable, the Fund’s investments may be valued at fair value by BBH pursuant to procedures adopted by the Fund’s Board of Trustees. When determining an asset’s “fair value,” BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Fund might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination, and may be based on analytical values determined by BBH using proprietary or third party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s net asset value. As a result, the Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

Personal Trading. BBH, including the Investment Adviser, and any of their respective partners, principals, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Fund, which could have an adverse effect on the Fund.

Gifts and Entertainment. From time to time, employees of BBH, including the Investment Adviser, and any of their respective partners, principals, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Fund or BBH, including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business.

financial statements april 30, 2017	33

Administrator
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005
1-800-575-1265
Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the BBH Funds website at www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

Semi-Annual Report

APRIL 30, 2017

BBH PARTNER FUND – INTERNATIONAL EQUITY
(FORMERLY THE BBH INTERNATIONAL EQUITY FUND)

BBH PARTNER FUND – INTERNATIONAL EQUITY (formerly the BBH International Equity Fund)

PORTFOLIO ALLOCATION
April 30, 2017 (unaudited)

COUNTRY DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets
Common Stocks:
Bermuda	$19,430,180	1.6%
Brazil	31,678,621	2.7
Canada	96,512,464	8.1
Cayman Islands	27,810,210	2.3
Denmark	17,896,258	1.5
France	148,419,851	12.4
Germany	101,424,403	8.5
Hong Kong	36,625,572	3.1
Ireland	21,041,348	1.8
Italy	25,988,645	2.2
Japan	152,233,375	12.8
Jersey	39,394,274	3.3
Mexico	29,648,613	2.5
South Korea	21,254,588	1.8
Spain	60,663,743	5.1
Sweden	8,917,744	0.7
Switzerland	149,700,413	12.5
United Kingdom	77,338,879	6.5
Registered Investment Companies:
United States	90,150,000	7.6
Cash and Other Assets in Excess of Liabilities	36,012,340	3.0
NET ASSETS	$1,192,141,521	100.0%

All data as of April 30, 2017. The BBH Partner Fund – International Equity (the “Fund”) country diversification is expressed as a percentage of net assets and may vary over time. The Fund’s country diversification is derived from the respective security’s country of incorporation.

The accompanying notes are an integral part of these financial statements.

2

BBH PARTNER FUND – INTERNATIONAL EQUITY (formerly the BBH International Equity Fund)

PORTFOLIO ALLOCATION (continued)
April 30, 2017 (unaudited)

SECTOR DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets
Common Stocks:
Basic Materials	$45,796,386	3.8%
Communications	111,547,695	9.4
Consumer Cyclical	227,713,211	19.1
Consumer Non-Cyclical	349,940,260	29.4
Financials	112,098,053	9.4
Industrials	149,520,367	12.5
Technology	69,363,209	5.8
Registered Investment Companies	90,150,000	7.6
Cash and Other Assets in Excess of Liabilities	36,012,340	3.0
NET ASSETS	$1,192,141,521	100.0%

All data as of April 30, 2017. The Fund’s sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2017	3

BBH PARTNER FUND – INTERNATIONAL EQUITY (formerly the BBH International Equity Fund)

PORTFOLIO OF INVESTMENTS
April 30, 2017 (unaudited)

Shares/ Units		Value
	COMMON STOCKS (89.4%)
	BERMUDA (1.6%)
	CONSUMER NON-CYCLICAL
447,700	IHS Markit, Ltd.[1]	$19,430,180
	Total Bermuda	19,430,180

	BRAZIL (2.7%)
	CONSUMER NON-CYCLICAL
5,532,829	Ambev SA	31,678,621
	Total Brazil	31,678,621

	CANADA (8.1%)
	CONSUMER CYCLICAL
483,909	Alimentation Couche-Tard, Inc. (Class B)	22,233,465

	FINANCIALS
809,790	Brookfield Asset Management, Inc. (Class A)	29,921,741

	INDUSTRIALS
289,777	Canadian Pacific Railway, Ltd.[1]	44,357,258
	Total Canada	96,512,464

	CAYMAN ISLANDS (2.3%)
	COMMUNICATIONS
154,304	Baidu, Inc. ADR[1]	27,810,210
	Total Cayman Islands	27,810,210

	DENMARK (1.5%)
	CONSUMER NON-CYCLICAL
209,072	Coloplast AS (Class B)	17,896,258
	Total Denmark	17,896,258

	FRANCE (12.4%)
	BASIC MATERIALS
250,762	Air Liquide SA	30,212,238

	CONSUMER CYCLICAL
103,399	LVMH Moet Hennessy Louis Vuitton SE	25,550,094

The accompanying notes are an integral part of these financial statements.

4

BBH PARTNER FUND – INTERNATIONAL EQUITY (formerly the BBH International Equity Fund)

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2017 (unaudited)

Shares/ Units		Value
	COMMON STOCKS (continued)
	FRANCE (continued)
	CONSUMER NON-CYCLICAL
202,776	Essilor International SA	$26,275,997
44,134	L’Oreal SA	8,791,174
115,130	Pernod Ricard SA	14,404,283
		49,471,454
	INDUSTRIALS
291,777	Safran SA1	24,157,863

	TECHNOLOGY
213,005	Dassault Systemes SE	19,028,202
	Total France	148,419,851

	GERMANY (8.5%)
	CONSUMER CYCLICAL
165,003	Adidas AG	33,059,385

	CONSUMER NON-CYCLICAL
420,303	Fresenius SE & Co. KGaA	34,088,183
130,509	Henkel AG & Co. KGaA	17,787,186
		51,875,369
	TECHNOLOGY
164,394	SAP SE	16,489,649
	Total Germany	101,424,403

	HONG KONG (3.1%)
	FINANCIALS
5,294,600	AIA Group, Ltd.	36,625,572
	Total Hong Kong	36,625,572

	IRELAND (1.8%)
	INDUSTRIALS
577,039	CRH, Plc[1]	21,041,348
	Total Ireland	21,041,348

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2017	5

BBH PARTNER FUND – INTERNATIONAL EQUITY (formerly the BBH International Equity Fund)

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2017 (unaudited)

Shares/ Units		Value
	COMMON STOCKS (continued)
	ITALY (2.2%)
	CONSUMER CYCLICAL
448,365	Luxottica Group SpA	$25,988,645
	Total Italy	25,988,645

	JAPAN (12.8%)
	COMMUNICATIONS
959,700	Dentsu, Inc.	54,163,179

	CONSUMER NON-CYCLICAL
355,200	Kao Corp.	19,599,394
1,034,600	Seven & i Holdings Co., Ltd.	43,741,740
		63,341,134
	INDUSTRIALS
182,500	Hoya Corp.[1]	8,730,930
64,600	Keyence Corp.[1]	25,998,132
		34,729,062
	Total Japan	152,233,375

	JERSEY (3.3%)
	COMMUNICATIONS
522,110	WPP, Plc.	11,159,280

	CONSUMER CYCLICAL
225,698	Wolseley, Plc.	14,298,026

	CONSUMER NON-CYCLICAL
649,850	Experian, Plc.	13,936,968
	Total Jersey	39,394,274

	MEXICO (2.5%)
	COMMUNICATIONS
757,820	Grupo Televisa SAB ADR	18,415,026

	CONSUMER NON-CYCLICAL
1,256,100	Fomento Economico Mexicano SAB de CV	11,233,587
	Total Mexico	29,648,613

The accompanying notes are an integral part of these financial statements.

6

BBH PARTNER FUND – INTERNATIONAL EQUITY (formerly the BBH International Equity Fund)

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2017 (unaudited)

Shares/ Units		Value
	COMMON STOCKS (continued)
	SOUTH KOREA (1.8%)
	CONSUMER NON-CYCLICAL
82,991	Amorepacific Corp.	$21,254,588
	Total South Korea	21,254,588

	SPAIN (5.1%)
	CONSUMER CYCLICAL
699,526	Industria de Diseno Textil SA	26,818,385

	TECHNOLOGY
627,761	Amadeus IT Group SA	33,845,358
	Total Spain	60,663,743

	SWEDEN (0.7%)
	INDUSTRIALS
412,242	Assa Abloy AB (Class B)[1]	8,917,744
	Total Sweden	8,917,744

	SWITZERLAND (12.5%)
	BASIC MATERIALS
8,084	Givaudan SA	15,584,148

	CONSUMER CYCLICAL
334,336	Cie Financiere Richemont SA	27,950,732

	CONSUMER NON-CYCLICAL
659,375	Nestle SA	50,824,716
4,711	SGS SA	10,610,367
		61,435,083
	FINANCIALS
207,019	Chubb, Ltd.	28,413,358

	INDUSTRIALS
107,856	Kuehne + Nagel International AG1	16,317,092
	Total Switzerland	149,700,413

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2017	7

BBH PARTNER FUND – INTERNATIONAL EQUITY (formerly the BBH International Equity Fund)

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2017 (unaudited)

Shares/ Units		Value
	COMMON STOCKS (continued)
	UNITED KINGDOM (6.5%)
	CONSUMER CYCLICAL
2,571,270	Compass Group, Plc.	$51,814,479

	CONSUMER NON-CYCLICAL
91,177	Reckitt Benckiser Group, Plc.	8,387,018

	FINANCIALS
772,810	Prudential, Plc.	17,137,382
	Total United Kingdom	77,338,879
	Total Common Stocks (Identified cost $941,794,815)	1,065,979,181
	REGISTERED INVESTMENT COMPANIES (7.6%)
90,150,000	Morgan Stanley Institutional Liquidity Funds – Treasury Securities Portfolio (Class SE)	90,150,000
	Total Registered Investment Companies (Identified cost $90,150,000)	90,150,000

TOTAL INVESTMENTS (Identified cost $1,031,944,815)[2]	97.0%	$1,156,129,181
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES	3.0%	36,012,340
NET ASSETS	100.0%	$1,192,141,521

[1]	Non-income producing security.
[2]	The aggregate cost for federal income tax purposes is $1,031,944,815, the aggregate gross unrealized appreciation is $138,332,867 and the aggregate gross unrealized depreciation is $14,148,501, resulting in net unrealized appreciation of $124,184,366.

The Fund’s country diversification is based on the respective security’s country of incorporation.

Abbreviations:

ADR – American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

8

BBH PARTNER FUND – INTERNATIONAL EQUITY (formerly the BBH International Equity Fund)

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2017 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2017	9

BBH PARTNER FUND – INTERNATIONAL EQUITY (formerly the BBH International Equity Fund)

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2017 (unaudited)

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The accompanying notes are an integral part of these financial statements.

10

BBH PARTNER FUND – INTERNATIONAL EQUITY (formerly the BBH International Equity Fund)

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2017 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2017.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of April 30, 2017
Common Stocks:
Bermuda	$19,430,180	$–	$–	$19,430,180
Brazil	–	31,678,621	–	31,678,621
Canada	96,512,464	–	–	96,512,464
Cayman Islands	27,810,210	–	–	27,810,210
Denmark	–	17,896,258	–	17,896,258
France	–	148,419,851	–	148,419,851
Germany	–	101,424,403	–	101,424,403
Hong Kong	–	36,625,572	–	36,625,572
Ireland	–	21,041,348	–	21,041,348
Italy	–	25,988,645	–	25,988,645
Japan	–	152,233,375	–	152,233,375
Jersey	–	39,394,274	–	39,394,274
Mexico	18,415,026	11,233,587	–	29,648,613
South Korea	–	21,254,588	–	21,254,588
Spain	–	60,663,743	–	60,663,743
Sweden	–	8,917,744	–	8,917,744
Switzerland	28,413,358	121,287,055	–	149,700,413
United Kingdom	–	77,338,879	–	77,338,879
Registered Investment Companies:
United States	90,150,000	–	–	90,150,000
Investments, at value	$280,731,238	$875,397,943	$–	$1,156,129,181

*	The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period.
There were no transfers between Levels 1, 2 or 3 during the period ended April 30, 2017.

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2017	11

BBH PARTNER FUND – INTERNATIONAL EQUITY (formerly the BBH International Equity Fund)

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2017 (unaudited)

ASSETS:
Investments in securities, at value (Identified cost $1,031,944,815)	$1,156,129,181
Cash	28,498,953
Foreign currency at value (Identified cost $700,964)	700,175
Receivables for:
Shares sold	5,673,876
Dividends	2,661,370
Investments sold	2,388,174
Interest	11
Prepaid assets	145
Other assets	5,572
Total Assets	1,196,057,457
LIABILITIES:
Payables for:
Investments purchased	3,219,887
Investment advisory and administrative fees	569,807
Custody and fund accounting fees	56,407
Shares redeemed	32,573
Professional fees	31,901
Board of Trustees’ fees	1,327
Distributor fees	778
Transfer agent fees	748
Accrued expenses and other liabilities	2,508
Total Liabilities	3,915,936
NET ASSETS	$1,192,141,521
Net Assets Consist of:
Paid-in capital	$1,025,732,151
Undistributed net investment income	2,538,632
Accumulated net realized gain on investments in securities and foreign exchange transactions	39,670,620
Net unrealized appreciation/(depreciation) on investments in securities and foreign currency translations	124,200,118
Net Assets	$1,192,141,521
NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS I SHARES
($1,192,141,521 ÷ 76,597,694 shares outstanding)	$15.56

The accompanying notes are an integral part of these financial statements.

12

BBH PARTNER FUND – INTERNATIONAL EQUITY (formerly the BBH International Equity Fund)

STATEMENT OF OPERATIONS
For the six months ended April 30, 2017 (unaudited)

NET INVESTMENT INCOME:
Income:
Dividends (net of foreign withholding taxes of $770,135)	$8,076,973
Interest and other income	1,630
Total Income	8,078,603
Expenses:
Investment advisory and administrative fees	3,727,262
Custody and fund accounting fees	111,432
Professional fees	42,666
Shareholder servicing fees	28,394
Board of Trustees’ fees	27,231
Transfer agent fees	13,723
Distributor fees	12,266
Miscellaneous expenses	47,182
Total Expenses	4,010,156
Investment advisory and administrative fee waiver	(8,095)
Expense offset arrangement	(13,825)
Net Expenses	3,988,236
Net Investment Income	4,090,367
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments in securities	93,169,847
Net realized loss on foreign exchange transactions and translations	(687,160)
Net realized gain on investments in securities and foreign exchange transactions and translations	92,482,687
Net change in unrealized appreciation/(depreciation) on investments in securities	7,004,018
Net change in unrealized appreciation/(depreciation) on foreign currency translations	100,945
Net change in unrealized appreciation/(depreciation) on investments in securities and foreign currency translations	7,104,963
Net Realized and Unrealized Gain	99,587,650
Net Increase in Net Assets Resulting from Operations	$103,678,017

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2017	13

BBH PARTNER FUND – INTERNATIONAL EQUITY (formerly the BBH International Equity Fund)

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended April 30, 2017 (unaudited)	For the year ended October 31, 2016
INCREASE IN NET ASSETS:
Operations:
Net investment income	$4,090,367	$17,588,064
Net realized gain (loss) on investments in securities and foreign exchange transactions and translations	92,482,687	(5,920,115)
Net change in unrealized appreciation/(depreciation) on investments in securities and foreign currency translations	7,104,963	8,168,515
Net increase in net assets resulting from operations	103,678,017	19,836,464
Dividends and distributions declared:
From net investment income:
Class N*	(912,244)	(11,418,433)
Class I	(20,664,200)	(1,321,700)
Total dividends and distributions declared	(21,576,444)	(12,740,133)
Share transactions:
Proceeds from sales of shares**	239,781,209	884,413,974
Net asset value of shares issued to shareholders for reinvestment of dividends and distributions	1,195,485	12,671,721
Proceeds from short-term redemption fees	5,129	4,306
Cost of shares redeemed**	(90,184,400)	(677,619,363)
Net increase in net assets resulting from share transactions	150,797,423	219,470,638
Total increase in net assets	232,898,996	226,566,969

NET ASSETS:
Beginning of period	959,242,525	732,675,556
End of period (including undistributed net investment income of $2,538,632 and $20,024,709, respectively)	$1,192,141,521	$959,242,525

*	Effective February 24, 2017 Class N shares were redesignated as Class I shares.
**	Includes share exchanges. See note 5 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

14

BBH PARTNER FUND – INTERNATIONAL EQUITY (formerly the BBH International Equity Fund)

FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each period.

	For the period from November 1, 2016 to February 23, 2017 (unaudited)*	For the years ended October 31,
		2016	2015	2014	2013	2012
Net asset value, beginning of period	$14.42	$14.49	$15.11	$15.38	$13.05	$12.66
Income from investment operations:
Net investment income[1]	0.05	0.10	0.23	0.37	0.25	0.27
Net realized and unrealized gain (loss)	0.41	0.08	(0.49)	(0.38)	2.35	0.45
Total income (loss) from investment operations	0.46	0.18	(0.26)	(0.01)	2.60	0.72
Less dividends and distributions:
From net investment income	(0.29)	(0.25)	(0.36)	(0.26)	(0.27)	(0.33)
Total dividends and distributions	(0.29)	(0.25)	(0.36)	(0.26)	(0.27)	(0.33)
Short-term redemption fees[1]	–	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net asset value, end of period*	$14.59	$14.42	$14.49	$15.11	$15.38	$13.05
Total return	3.30%[3]	1.35%	(1.65)%	0.01%	20.27%	6.05%

Ratios/Supplemental data:
Net assets, end of period (in millions)	$48	$45	$665	$757	$695	$510
Ratio of expenses to average net assets before reductions	1.13%[4]	1.08%	1.12%	1.12%	1.14%	1.17%
Fee waiver	0.06%[4,5]	0.02%[5]	–%	–%	–%	–%
Expense offset arrangement	0.00%[4,6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]
Ratio of expenses to average net assets after reductions	1.07%[4]	1.06%	1.12%	1.12%	1.14%	1.17%
Ratio of net investment income to average net assets	1.11%[4]	0.73%	1.53%	2.43%	1.79%	2.18%
Portfolio turnover rate[7]	114%[3]	12%	18%	15%	14%	12%

*	Effective February 24, 2017 Class N shares were redesignated as Class I shares.
[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01
[3]	Not annualized.
[4]	Annualized.
[5]	The ratio of expenses to average net assets for the six months ended April 30, 2017, reflect fees reduced as result of a voluntary operating expense limitation of the share class to 1.07%. The agreement is effective for the period beginning after December 29, 2015 and can be changed at any time at the sole discretion of the Investment Adviser. For the six months ended April 30, 2017 and the year ended October 31, 2016 the waived fees were $8,095 and $24,973, respectively.
[6]	Less than 0.01%.
[7]	The Fund’s portfolio turnover rate is for the six months ended April 30, 2017.

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2017	15

BBH PARTNER FUND – INTERNATIONAL EQUITY (formerly the BBH International Equity Fund)

FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for a Class I share outstanding throughout each period.

	For the six months ended April 30, 2017 (unaudited)*	For the years ended October 31,
		2016	2015	2014	2013	2012
Net asset value, beginning of period	$14.46	$14.54	$15.16	$15.43	$13.08	$12.70
Income from investment operations:
Net investment income[1]	0.06	0.34	0.26	0.40	0.28	0.30
Net realized and unrealized gain (loss)	1.36	(0.14)	(0.49)	(0.38)	2.37	0.45
Total income (loss) from investment operations	1.42	0.20	(0.23)	0.02	2.65	0.75
Less dividends and distributions:
From net investment income	(0.32)	(0.28)	(0.39)	(0.29)	(0.30)	(0.37)
Total dividends and distributions	(0.32)	(0.28)	(0.39)	(0.29)	(0.30)	(0.37)
Short-term redemption fees[1]	0.00 [2]	0.00 [2]	0.00 [2]	–	0.00 [2]	0.00 [2]
Net asset value, end of period	$15.56	$14.46	$14.54	$15.16	$15.43	$13.08
Total return	10.09%[3]	1.51%	(1.42)%	0.21%	20.64%	6.31%
Ratios/Supplemental data:
Net assets, end of period (in millions)	$1,192	$914	$68	$86	$75	$70
Ratio of expenses to average net assets before reductions	0.79%[4]	0.85%	0.89%	0.90%	0.90%	0.94%
Expense offset arrangement	0.00%[4,5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]
Ratio of expenses to average net assets after reductions	0.79%[4]	0.85%	0.89%	0.90%	0.90%	0.94%
Ratio of net investment income to average net assets	0.81%[4]	2.41%	1.77%	2.62%	2.01%	2.42%
Portfolio turnover rate	114%[3]	12%	18%	15%	14%	12%

*	Effective February 24, 2017 Class N shares were redesignated as Class I shares.
[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Not annualized.
[4]	Annualized.
[5]	Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

16

BBH PARTNER FUND – INTERNATIONAL EQUITY (formerly the BBH International Equity Fund)

NOTES TO FINANCIAL STATEMENTS
April 30, 2017 (unaudited)

1.	Organization. The Fund is a separate, non-diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on June 6, 1997. On February 24, 2017, the name of the Fund was changed from “BBH International Equity Fund” to “BBH Partner Fund – International Equity”. Effective February 24, 2017, the Fund’s Class N shares were redesignated as Class I shares. The Fund currently offers one class of shares designated as Class I shares. The investment objective of the Fund is long-term maximization of total return, primarily through capital appreciation. As of April 30, 2017, there were six series of the Trust.
2.	Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The following summarizes significant accounting policies of the Fund:
A.	Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) securities not traded on an exchange are valued at the average of the quoted bid and asked prices in the over-the counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board; (4) for securities traded on international exchanges, if events which may affect the value of the Fund’s securities occur after the close of the primary exchange on which such securities trade and before the Fund’s net asset value is next determined, then those securities will be fair valued as determined in good faith under supervision of the Board. The Fund currently uses a systematic fair value model provided by an independent third party to adjust the observed values of international securities on a daily basis; (5) short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent “fair value” by the Board.
B.	Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Dividend income and other distributions received from portfolio securities are recorded

financial statements april 30, 2017	17

BBH PARTNER FUND – INTERNATIONAL EQUITY (formerly the BBH International Equity Fund)

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2017 (unaudited)

on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received at ex-date. Distributions received on securities that represent a return of capital or a capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued daily. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain.
C.	Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are apportioned amongst each fund in the Trust equally. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
D.	Forward Foreign Currency Exchange Contracts. The Fund may enter into forward foreign currency exchange contracts (“Contracts”) in connection with planned purchases or sales of securities to economically hedge the U.S. dollar value of securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Fund has no specific limitation on the percentage of assets which may be committed to these types of Contracts. The Fund could be exposed to risks if the counterparties to the Contracts are unable to meet the terms of their Contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Fund are determined using forward foreign currency exchange rates supplied by a quotation service. During the six months ended April 30, 2017 the Fund had no open contracts.
E.	Foreign Currency Translations. The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Fund may enter into forward foreign currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction. Reported net realized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. The effect of changes in foreign exchange rates on foreign denominated securities is reflected in the net realized gain or loss on investments in securities and foreign exchange transactions and translations and unrealized appreciation or depreciation on investments in securities and foreign currency translations. Net

18

BBH PARTNER FUND – INTERNATIONAL EQUITY (formerly the BBH International Equity Fund)

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2017 (unaudited)

unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at period end, resulting from changes in the exchange rate.
F.	Federal Income Taxes. The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified in the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2016, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2017, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the

financial statements april 30, 2017	19

BBH PARTNER FUND – INTERNATIONAL EQUITY (formerly the BBH International Equity Fund)

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2017 (unaudited)

prior three years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

G.	Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, if any, are paid annually and are recorded on the ex-dividend date. The Fund declared dividends in the amounts of $912,244 and $20,644,200 to Class N shares and Class I shares, respectively, during the six months ended April 30, 2017.

The tax character of distributions paid during the years ended October 31, 2016 and 2015, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2016:	$12,740,133	$–	$12,740,133	$–	$12,740,133
2015:	19,958,932	–	19,958,932	–	19,958,932

As of October 31, 2016 and 2015, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Components of accumulated earnings/(deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated earnings	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total accumulated earnings/ (deficit)
2016:	$20,493,926	$–	$20,493,926	$(46,271,458)	$(7,009,826)	$117,095,155	$84,307,797
2015:	12,303,263	–	12,303,263	(37,959,260)	(8,450,529)	111,309,594	77,203,068

As of October 31, 2016, the Fund’s net capital loss carryforward expires as follows:

	Expiration Date	Amount
Pre-December 22, 2010 Capital Losses	10/31/2017	$33,416,631
	10/31/2019	5,166,463
Post December 22, 2010 Capital Losses[1]	No Expiration	7,688,364
Total capital loss carryforward		$46,271,458

[1]	Must be utilized prior to losses subject to expiration.

During the year ended October 31, 2016, the Fund did not utilize any capital loss carryforwards.

20

BBH PARTNER FUND – INTERNATIONAL EQUITY (formerly the BBH International Equity Fund)

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2017 (unaudited)

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

To the extent future capital gains are offset by capital loss carryforwards, if any, such gains will not be distributed.

H.	Use of Estimates. The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from these estimates.
3.	Fees and Other Transactions with Affiliates
A.	Investment Advisory and Administrative Fees. Under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory and portfolio management services to the Fund. BBH employs a “manager-of-managers” investment approach, whereby it allocated the Fund’s assets among the Fund’s sub-advisers, until February 24, 2017, Mondrian Investment Partners Limited and Walter Scott & Partners Limited (together, “Sub-advisers”). The Sub-advisers were responsible for investing the assets of the Fund and the Investment Adviser oversaw the Sub-advisers and evaluated their performance results. BBH also provides administrative services to the Fund. Until February 24, 2017, the Fund’s investment advisory and administrative services fee was calculated daily and paid monthly at an annual rate equivalent to 0.80% per annum on the first $1,000,000,000 of average daily net assets and 0.70% per annum on all average daily net assets over $1,000,000,000. The Investment Adviser paid each Sub-adviser a percentage from its investment advisory and administrative fees. Effective February 24, 2017, BBH replaced the Sub-advisers with a sole sub-adviser, Select Equity Group, L.P. (“Select Equity Group” or the “Sub-adviser”). The Sub-adviser is responsible for investing the assets of the Fund and the Investment Adviser oversees the

financial statements april 30, 2017	21

BBH PARTNER FUND – INTERNATIONAL EQUITY (formerly the BBH International Equity Fund)

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2017 (unaudited)

Sub-adviser and evaluates its performance results. Effective February 24, 2017, the Fund’s investment advisory and administrative services fee is calculated daily and paid monthly at an annual rate equivalent to 0.65% per annum on the first $3,000,000,000 of average daily net assets and 0.60% per annum on all average daily net assets over $3,000,000,000. The Investment Adviser pays its Sub-advisers a percentage from its investment advisory and administrative fees. For the six months ended April 30, 2017 the Fund incurred $3,727,262 for services under the Agreements.
B.	Investment Advisory and Administrative Fee Waivers. Effective December 29, 2015 and until February 24, 2017, the Investment Adviser has voluntarily agreed to limit the annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) of Class N to 1.07%. This was a voluntary waiver that could be changed at any time at the sole discretion of the Investment Adviser. From November 1, 2016 to February 23, 2017, the Investment Adviser waived fees in the amount of $8,095 for Class N.
C.	Shareholder Servicing Fees. The Trust had a shareholder servicing agreement with BBH. BBH received a fee from the Fund calculated daily and paid monthly at an annual rate of 0.20% of Class N shares’ average daily net assets. From November 1, 2016 to February 23, 2017, Class N shares of the Fund incurred $28,394 in shareholder servicing fees.
D.	Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction-based fee. The fund accounting fee is an asset-based fee calculated at 0.004% of the Fund’s net asset value. For the six months ended April 30, 2017, the Fund incurred $111,432 in custody and fund accounting fees. These fees for the Fund were reduced by $13,825 as a result of an expense offset arrangement with the Fund’s custodian. The credit amount (if any) is disclosed in the Statement of Operations as a reduction to the Fund’s expenses. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2017, was $195. This amount is presented under line item “Custody and fund accounting fees” in the Statements of Operations.

E.	Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2017, the Fund incurred $27,231 in independent Trustee compensation and reimbursements.

22

BBH PARTNER FUND – INTERNATIONAL EQUITY (formerly the BBH International Equity Fund)

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2017 (unaudited)

4.	Investment Transactions. For the six months ended April 30, 2017, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $1,112,437,963 and $988,755,836 respectively.
5.	Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class I shares of beneficial interest, at no par value. Effective February 24, 2017, the Fund’s Class N shares were redesignated as Class I shares. Transactions in Class N shares and Class I shares were as follows:
	For the six months ended April 30, 2017 (unaudited)		For the year ended October 31, 2016
	Shares	Dollars	Shares	Dollars
Class N
Shares sold	254,302	$3,635,185	1,338,991	$18,817,299
Shares issued in connection with reinvestments of dividends	63,325	885,747	836,244	11,364,561
Proceeds from short-term redemption fees	N/A	N/A	N/A	185
Shares redeemed	(3,432,844)	(50,037,147)	(44,930,525)	(607,010,304)
Net increase (decrease)	(3,115,217)	$(45,516,215)	(42,755,290)	$(576,828,259)
Class I
Shares sold	16,128,269	$236,146,024	63,509,676	$865,596,675
Shares issued in connection with reinvestments of dividends	22,126	309,738	96,115	1,307,160
Proceeds from short-term redemption fees	N/A	5,129	N/A	4,121
Shares redeemed	(2,775,362)	(40,147,253)	(5,063,173)	(70,609,059)
Net increase (decrease)	13,375,033	$196,313,638	58,542,618	$796,298,897

Included in Shares Sold and Shares Redeemed are shareholder exchanges during the six months ended April 30, 2017 and the year ended October 31, 2016. Specifically:

During the six months ended April 30, 2017, 3,108,779 shares of Class N were exchanged for 3,104,821 shares of Class I valued at $45,361,439.

During the year ended October 31, 2016, 42,513,444 shares of Class N were exchanged for 42,481,646 shares of Class I valued at $573,465,047.

financial statements april 30, 2017	23

BBH PARTNER FUND – INTERNATIONAL EQUITY (formerly the BBH International Equity Fund)

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2017 (unaudited)

6. Principal Risk Factors and Indemnifications.

A.	Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including, but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Sub- advisers may cause the Fund to incur losses or miss profit opportunities (management risk). The investment style of the Sub-advisers not complementing each other (multi-manager risk). Price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity market as a whole (equity securities risk). The value of securities held by the Fund may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation (market risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to assumption of large positions in securities of a small number of issuers (non-diversification risk). There are certain risks associated with investing in foreign securities not present in domestic investments, including, but not limited to, recovery of tax withheld by foreign jurisdictions (foreign investment risk), capital controls imposed by foreign governments in response to economic or political events that may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency (capital controls risk), and risks from investing in securities of issuers based in developing countries (emerging markets risk). Non-U.S. currencies invested in by the Fund may depreciate against the U.S. dollar (currency exchange rate risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (shareholder concentration risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

24

BBH PARTNER FUND – INTERNATIONAL EQUITY (formerly the BBH International Equity Fund)

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2017 (unaudited)

B.	Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
7.	Recent Pronouncements. In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.
8.	Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2017 through the date the financial statements were issued and determined that there were none that would require recognition or additional disclosure in the financial statements.

financial statements april 30, 2017	25

BBH PARTNER FUND – INTERNATIONAL EQUITY (formerly the BBH International Equity Fund)

DISCLOSURE OF FUND EXPENSES
April 30, 2017 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2016 to April 30, 2017).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

26

BBH PARTNER FUND – INTERNATIONAL EQUITY (formerly the BBH International Equity Fund)

DISCLOSURE OF FUND EXPENSES (continued)
April 30, 2017 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period November 1, 2016 to April 30, 2017[1]
Class I
Actual	$1,000	$1,101	$4.12
Hypothetical[2]	$1,000	$1,021	$3.96

[1]	Expenses are equal to the Fund’s annualized expense ratio of 0.79% for I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[2]	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.

financial statements april 30, 2017	27

BBH PARTNER FUND – INTERNATIONAL EQUITY (formerly the BBH International Equity Fund)

DISCLOSURE OF ADVISOR SELECTION
April 30, 2017 (unaudited)

Investment Advisory and Administrative Services and Sub-Advisory Agreements Approval

The 1940 Act requires that a fund’s investment advisory agreements must be approved annually by the fund’s board of trustees, including a separate vote and approval by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”). Additionally, the approval must occur at an in-person meeting called for the purpose of voting on such approval.

The Board, a majority of which is comprised of Independent Trustees, held a telephonic meeting on November 16, 2016 and an in-person meeting on December 7, 2016, to consider whether to renew the Investment Advisory and Administrative Services Agreement (the “Advisory Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. At these meetings the Board also considered the renewal of the sub-advisory agreements (the “Sub-advisory Agreements” and, together with the Advisory Agreement, the “Agreements”) between the Investment Adviser and each of Walter Scott & Partners Limited (“Walter Scott”) and Mondrian Investment Partners Limited (“Mondrian” and, together with Walter Scott, the “Sub-advisers”). At the December 7, 2016 meeting, the Board voted to approve the renewal of the Agreements with respect to the Fund for an additional one year term. In doing so, the Board determined that the terms of the Agreements were fair and reasonable and that it had received sufficient information to make an informed business decision with respect to the continuation of the Agreements.

Both in the meetings specifically held to address the continuance of the Agreements and at other meetings over the course of the year, the Board requested and received a variety of materials provided by the Investment Adviser, Sub-advisers and BBH, including information about personnel, operations and Fund performance. The Board also received third-party comparative performance and fee and expense information for the Fund and reviewed this comparative information with both the independent third party who compiled the report and with BBH. The Board received a memorandum from counsel to the Trust (“Fund Counsel”) regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Board met in executive session outside the presence of Fund management.

In approving the continuation of the Agreements, the Board considered: (a) the nature, extent and quality of services provided by the Investment Adviser and Sub-advisers; (b) the investment performance of the Fund; (c) the advisory fee and the cost of the services and profits to be realized by the Investment Adviser from its relationship with the Fund; (d) the Fund’s costs to investors compared to the costs of comparative funds and performance compared to the relevant performance of comparative funds; (e) the sharing of potential economies of scale; (f) fall-out benefits to the Investment Adviser as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board. The following is a summary of the factors the Board considered in making its determination to approve the continuance of the Agreements. No single factor reviewed by the Board was identified as the principal factor in determining whether to

28

BBH PARTNER FUND – INTERNATIONAL EQUITY (formerly the BBH International Equity Fund)

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2017 (unaudited)

approve the Agreements, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to the Investment Adviser and the Sub-advisers were reasonable.

Nature, Extent and Quality of Services

The Board noted that, pursuant to the Advisory Agreement with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing administrative services and overseeing the investment advisory services provided to the Fund. Pursuant to the Sub-advisory Agreements, the Sub-advisers, subject to the supervision of the Investment Adviser and the Board are responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies.

The Board received and considered information during the meetings held on November 16, 2016 and December 7, 2016, and over the course of the previous year, regarding the nature, extent and quality of services provided to the Fund by the Investment Adviser including: the supervision of the Sub-advisers, supervision of operations and compliance and regulatory filings, disclosures to Fund shareholders, general oversight of service providers, assisting the Board (including the Independent Trustees in their capacity as Trustees), Chief Compliance Officer services for the Trust, and other services. The Board considered the resources of the Investment Adviser and BBH dedicated to the Fund noting that BBH also provides administrative, custody, shareholder servicing and fund accounting services to the Fund.

The Board considered the scope and quality of services provided by the Adviser under the Advisory Agreement. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that during the course of its regular meetings it received reports on each of the foregoing topics. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided, and expected to be provided, to the Fund pursuant to the Advisory Agreement.

The Board received and considered information, during the in-person meeting held on December 7, 2016, and over the course of the year, regarding the nature, extent and quality of services provided to the Fund by the Sub-advisers, particularly portfolio management in light of the narrower scope of services performed by the Sub-advisers. The Board also considered brokerage policies and practices and the standards applied in seeking best execution. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. In addition, the Board received reports on the foregoing topics, both from BBH and from the Sub-advisers, at other meetings held during the year. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided, and expected to be provided, to the Fund pursuant to the Sub-advisory Agreements.

financial statements april 30, 2017	29

BBH PARTNER FUND – INTERNATIONAL EQUITY (formerly the BBH International Equity Fund)

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2017 (unaudited)

Fund Performance

At the December 7, 2016 meeting, and throughout the year, the Board received and considered performance information for the Fund provided by BBH. The Board considered the Fund’s performance relative to a peer category of other mutual funds in a report compiled by an independent third party. As part of this review, the Trustees considered the composition of the peer category, selection criteria and reputation of the third party who prepared the peer category analysis. The Board reviewed with representatives of the independent third party who compiled the comparative report, the report’s findings and discussed the positioning of the Fund relative to its selected peer-set. The Board considered short-term and long-term investment performance for the Fund over various periods of time as compared to a selection of peer funds, noting the Fund’s outperformance of its peer category in the 1-, 2-, 3-, 4- and 10-year and underperformance in the 5-year period ended September 30, 2016. In evaluating the performance of the Fund, the Board considered the risk expectations for the Fund as well as the level of Fund performance in the context of its review. Based on this information, the Board concluded that it was satisfied with the Fund’s investment results.

Costs of Services Provided and Profitability

The Board considered the fee rates paid by the Fund to the Investment Adviser and BBH in light of the nature, extent and quality of the services provided to the Fund. The Board considered and reviewed the fee waiver arrangement and breakpoints to the Fund’s fee schedule that were in place for the Fund and considered the actual fee rates, after taking into account the waiver and breakpoint. The Board considered the depth and range of services provided pursuant to the Advisory Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers. The Board received and considered information comparing the Fund’s investment advisory and administration fee and the Fund’s net total expenses with those of other comparable mutual funds, such peer group and comparisons having been selected and calculated by an independent third party, noting that the Fund compared favorably to the selected peer-set. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

The Board also considered the fees paid to the Sub-advisers for their services to the Fund. The compensation paid to the Sub-advisers is paid by the Investment Adviser, not the Fund directly, and, accordingly, the retention of the Sub-advisers does not increase the fees or expenses otherwise incurred by the Fund’s shareholders.

With regard to profitability, the Trustees considered the compensation flowing to the Adviser and BBH, directly or indirectly, and to the Sub-advisers. The Board reviewed the Investment Adviser and BBH’s

30

BBH PARTNER FUND – INTERNATIONAL EQUITY (formerly the BBH International Equity Fund)

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2017 (unaudited)

profitability data for the Fund for the nine-months ended September 30, 2016, and for the prior four years. The data also included the effect of revenue generated by the shareholder servicing, custody, fund accounting and administration fees paid by the Fund to BBH. With respect to shareholder servicing fees, the Board noted that the fee rate was standardized at 0.20% for all of the Trust’s funds, including the Fund. The Board conducted a detailed review of the allocation methods used in preparing the profitability data. The Board also reviewed the Sub-advisers’ profitability data for the Fund. The Board also considered the effect of fall-out benefits to the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Funds. The Board focused on profitability of the Investment Adviser’s and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that neither the Investment Adviser and BBH’s nor the Sub-advisers’ profitability was excessive in light of the nature, extent and quality of services provided to the Fund. The Board considered other benefits received by BBH, the Investment Adviser, and the Sub-advisers, as applicable, as a result of their relationships with the Fund. These other benefits include proprietary research received from brokers that execute the Fund’s purchases and sales of securities and fees received for being the Fund’s administrator, custodian, fund accounting and shareholder servicing agent. In light of the costs of providing services pursuant to the Advisory Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board also considered the existence of any economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser and BBH. The Board considered the fee schedule for the Fund, noting the existence of a graduated investment advisory fee. Based on information it had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that the current breakpoints for the Fund were reasonable.

Approval of New Sub-Advisory Agreement

At a meeting of the Board held December 7, 2016, the Board, including a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”) considered the approval of a New Sub-Advisory agreement between the Investment Adviser and Select Equity Group (“New Sub-Advisory Agreement”), along with related changes to the Fund’s principal investment strategies, principal risks, fees and expenses and diversification classification each to be effective on or about February 24, 2017. Following their review and consideration, the Board determined that the terms of the New Sub-Advisory Agreement was reasonable and that the termination of Walter Scott and Mondrian as Sub-advisers to the Fund and approval of the New Sub-Advisory

financial statements april 30, 2017	31

BBH PARTNER FUND – INTERNATIONAL EQUITY (formerly the BBH International Equity Fund)

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2017 (unaudited)

Agreement was in the best interests of the Fund and its shareholders. The Board, including the Independent Trustees, unanimously approved the New Sub-Advisory Agreement for an initial period of two-years and authorized the Investment Adviser to terminate the Sub-advisory Agreements with Walter Scott and Mondrian with respect to the Fund.

In connection with the approval of the New Sub-Advisory Agreement, the Board was provided written materials prepared by the Investment Adviser and Select Equity Group and received oral presentations from Investment Adviser and Select Equity Group personnel. To assist the Board in its consideration of the New Sub-Advisory Agreement, the Trustees had the opportunity to consult with Fund Counsel regarding the legal standards and certain other considerations relevant to their deliberations.

The following is a summary of the factors the Board considered in making its determination to approve the New Sub-Advisory Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the New Sub-Advisory Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the terms of the New Sub-Advisory Agreement are fair and reasonable and that the fees to be paid to Select Equity Group was reasonable in light of the services to be provided. The Board agreed to approve the New Sub-Advisory Agreement for an initial term of two years.

Nature, Extent and Quality of the Services

In evaluating the nature, extent and quality of the services to be provided by Select Equity Group under the New Sub-Advisory Agreement, the Board considered, among other things, information provided by the Investment Adviser and Select Equity Group regarding the operations, facilities, organization and personnel of Select Equity Group, the anticipated ability of Select Equity Group to perform its duties under the New Sub-Advisory Agreement, and the anticipated changes to the current investment program and other practices of the Fund, including proposed changes to the Fund’s principal investment strategies. The Board considered that the appointment of Select Equity Group is not expected to result in any diminution in the nature, extent and quality of services provided to the Fund and its shareholders, including compliance services. The Board considered that, although Select Equity Group did not have prior experience managing registered investment companies, Select Equity Group is an experienced and respected asset management firm and that the Investment Adviser believed that Select Equity Group has the capabilities, experience, resources and personnel necessary to provide sub-advisory services to the Fund based on the assessment of Select Equity Group’s organization, investment talent, and strong back office. The Board considered whether Select Equity Group would be able to provide sub-advisory services that are appropriate in scope and extent in light of the investment program for the Fund and whether Select Equity Group’s portfolio management team has demonstrated its ability to adhere to compliance procedures. The Board also considered the quality of the investment research capabilities of Select Equity

32

BBH PARTNER FUND – INTERNATIONAL EQUITY (formerly the BBH International Equity Fund)

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2017 (unaudited)

Group and the other resources it has dedicated to performing services for the Fund. On the basis of these considerations, together with other information considered, the Board determined that it was satisfied with the nature, extent and quality of the services to be provided by Select Equity Group.

Performance

The Board considered Select Equity Group’s performance relating to its other accounts, including pooled investment vehicles, investment management experience, capabilities and resources. The Board further considered information regarding Select Equity Group’s investment philosophy, the proposed portfolio construction for the Fund, and investment techniques to be employed. On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided by Select Equity Group, the Board concluded that Select Equity Group is capable of generating a level of investment performance that is appropriate in light of the proposed changes to the Fund’s principal investment strategy.

Cost of Services to be Provided and Profitability

The Board considered the proposed sub-advisory fee schedule under the New Sub-Advisory Agreement and the estimated profitability analysis provided by Select Equity Group, noting that the Investment Adviser would be responsible for paying the sub-advisory fee out of the fee it receives from the Fund. The Board considered that the sub-advisory fee schedule payable by the Investment Adviser to Select Equity Group is higher than the sub-advisory fee schedules applicable, respectively, for Walter Scott and Mondrian. The Board considered that, for purposes of calculating the sub-advisory fee, the assets managed by the Sub-adviser will be determined based on the combined average daily net assets of the Fund and such other funds or accounts managed by Select Equity Group, as the Investment Adviser and Select Equity Group may agree from time to time. The Board further considered that, simultaneous with the proposed change in sub-adviser, the overall management fee rate payable by the Fund to the Investment Adviser would decrease at all asset levels effective February 24, 2017 and the Fund’s total annual operating expenses are expected to be lower for Class I shares on and after such date. The Board considered whether there will be any incidental benefits expected to be derived by Select Equity Group from its relationship with the Fund. On the basis of these considerations, together with other information considered, the Board determined that the sub-advisory fee to be received by Select Equity Group under the New Sub-Advisory Agreement is reasonable in light of the sub-advisory services to be provided.

Economies of Scale

In evaluating the extent to which the sub-advisory fees payable under the New Sub-Advisory Agreement reflect economies of scale or would permit economies of scale to be realized in the future, the Board considered the sub-advisory fee schedule and the existence of breakpoints in both the advisory and sub-advisory fee schedules. The Board considered that the Investment Adviser believes that the appointment of Select Equity Group, as sub-adviser, has the potential to attract additional assets because

financial statements april 30, 2017	33

BBH PARTNER FUND – INTERNATIONAL EQUITY (formerly the BBH International Equity Fund)

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2017 (unaudited)

of Select Equity Group’s asset management capabilities. The Board also considered that it would have the opportunity to periodically reexamine the appropriateness of the advisory fees payable by the Fund to the Investment Adviser, and sub-advisory fees payable by the Investment Adviser to Select Equity Group, in light of any asset growth experienced in the future.

Fall-Out Benefits

The Board considered whether there will be any incidental benefits expected to be derived by Select Equity Group from its relationship with the Fund.

34

BBH PARTNER FUND – INTERNATIONAL EQUITY (formerly the BBH International Equity Fund)

CONFLICTS OF INTEREST
April 30, 2017 (unaudited)

Conflicts of Interest

BBH, including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH, including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Fund. Certain of such clients (including the Fund) utilize the services of BBH for which they will pay to BBH customary fees and expenses. In addition, BBH may engage service providers for the Fund, including sub-advisers, that provide services to other BBH-sponsored funds and/or that employ individuals related to employees or partners of BBH.

BBH, including the Investment Adviser, seeks to meet its fiduciary obligation with respect to all investment management clients, including the Fund. BBH, including the Investment Adviser, has adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, BBH, including the Investment Adviser, monitors a variety of areas, including compliance with fund investment guidelines, review of allocation decisions, the investment in only those securities that have been approved for purchase and compliance with the Investment Adviser’s Code of Ethics. With respect to the allocation of investment opportunities, BBH, including the Investment Adviser, has adopted and implemented policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. The Investment Adviser has structured the portfolio managers’ compensation in a manner it believes is reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

The Trust also manages these conflicts of interest. For example, the Trust has designated a chief compliance officer and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser and the Trust’s chief compliance officer on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH and the Investment Adviser can face in the operation of its investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise and does not discuss the potential and actual conflicts of interest that the Sub-adviser can face in the operation of its investment management services to the Fund. The Investment Adviser and the Fund has adopted policies and procedures reasonably designed to appropriately identify, escalate and mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is

financial statements april 30, 2017	35

BBH PARTNER FUND – INTERNATIONAL EQUITY (formerly the BBH International Equity Fund)

CONFLICTS OF INTEREST (continued)
April 30, 2017 (unaudited)

available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

Other Clients. BBH, including the Investment Adviser, manages funds and accounts of clients other than the Fund (“Other Clients”). In general, BBH, including the Investment Adviser, faces conflicts of interest when it renders investment advisory services to different clients and, from time to time, provides dissimilar investment advice to different clients depending on the facts and circumstances. Investment decisions will not necessarily be made in parallel among the Fund and BBH’s Other Clients. Investments made by the Fund do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients managed by BBH. Accordingly, the accounts for such Other Clients managed by BBH may produce results that are materially different from those experienced by the Fund.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Affiliated Service Providers. Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH acting in its capacity as the Fund’s administrator is the primary valuation agent of the Fund. BBH values securities and assets in the Fund according to the Fund’s valuation policies. Because the Investment Adviser and BBH’s advisory and administrative fees are calculated by reference to a Fund’s net assets, BBH and its affiliates may have an incentive to seek to overvalue certain assets.

Investments in BBH Funds. From time to time BBH may invest a portion of the assets of its discretionary investment advisory clients in the Fund. That investment by BBH on behalf of its discretionary investment advisory clients in the Fund may be significant at times.

Increasing the Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. In selecting the Fund for its discretionary investment advisory clients, BBH may limit its selection to funds managed by BBH or the Investment Adviser. BBH may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH, the Investment Adviser and their affiliates providing services to the Fund benefit from additional fees when the Fund is included as an investment by a discretionary investment advisory client.

36

BBH PARTNER FUND – INTERNATIONAL EQUITY (formerly the BBH International Equity Fund)

CONFLICTS OF INTEREST (continued)
April 30, 2017 (unaudited)

BBH reserves the right to redeem at any time some or all of the shares of the Fund acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Fund by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available, or are believed by BBH to be unreliable, the Fund’s investments will be valued at fair value by BBH pursuant to procedures adopted by the Fund’s Board of Trustees. When determining an asset’s “fair value,” BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Fund might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination, and may be based on analytical values determined by BBH using proprietary or third party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s net asset value. As a result, the Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

Personal Trading. BBH, including the Investment Adviser, and any of their respective partners, principals, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Fund, which could have an adverse effect on the Fund. However, the Investment Adviser has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policy and procedures are intended to prevent BBH Partners and employees from trading in the same securities as the Fund.

Gifts and Entertainment. From time to time, employees of BBH, including the Investment Adviser, and any of their respective partners, principals, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Fund or BBH, including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. The Investment Adviser has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees.

financial statements april 30, 2017	37

Administrator
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005
1-800-575-1265
Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” Information on Form N-Q is available without charge and upon request by calling the Fund at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the BBH Funds website at www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

Semi-Annual Report

APRIL 30, 2017

BBH LIMITED DURATION FUND

BBH LIMITED DURATION FUND

PORTFOLIO ALLOCATION
April 30, 2017 (unaudited)

BREAKDOWN BY SECURITY TYPE

	U.S. $ Value	Percent of Net Assets
Asset Backed Securities	$1,619,607,729	26.6%
Commercial Mortgage Backed Securities	383,917,981	6.3
Corporate Bonds	2,144,872,360	35.3
Loan Participations and Assignments	495,176,938	8.1
Municipal Bonds	361,486,090	5.9
U.S. Government Agency Obligations	148,370,876	2.4
Certificates of Deposit	258,086,069	4.3
Time Deposits	150,000,000	2.5
U.S. Treasury Bills	594,388,420	9.8
Liabilities in Excess of Other Assets	(72,687,962)	(1.2)
NET ASSETS	$6,083,218,501	100.0%

All data as of April 30, 2017. The BBH Limited Duration Fund’s (the “Fund”) sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

2

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS
April 30, 2017 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (26.6%)
$ 27,529,405	AIM Aviation Finance, Ltd. 2015-1A1	02/15/40	4.213%	$27,598,228
4,095,320	Alterna Funding I LLC 2014-1A1	02/15/21	1.639	4,013,414
7,506,050	AmeriCredit Automobile Receivables Trust 2013-3	06/10/19	2.380	7,524,281
11,095,555	AXIS Equipment Finance Receivables III LLC 2015-1A1	03/20/20	1.900	11,090,904
21,214,241	AXIS Equipment Finance Receivables IV LLC 2016-1A1	11/20/21	2.210	21,103,426
475,903	BCC Funding VIII LLC 2014-1A1	06/20/20	1.794	475,309
21,239,130	BCC Funding X LLC 2015-1[1]	10/20/20	2.224	21,222,648
17,530,000	BCC Funding XIII LLC 2016-1[1]	12/20/21	2.200	17,469,786
518,157	Capital Auto Receivables Asset Trust 2013-2	04/22/19	2.660	518,443
18,140,000	Capital Auto Receivables Asset Trust 2013-2[1]	01/20/22	4.060	18,268,546
9,467,747	Capital Auto Receivables Asset Trust 2013-3	10/22/18	2.790	9,487,514
25,010,000	Capital Automotive REIT 2017-1A1	04/15/47	3.870	25,307,471
15,559,486	Carlyle Global Market Strategies Commodities Funding, Ltd. 2014-1A1,2,3	10/15/21	3.058	8,951,072
12,374,422	Cazenovia Creek Funding I LLC 2015-1A1	12/10/23	2.000	12,289,348
2,657,083	CCG Receivables Trust 2014-1[1]	11/15/21	1.060	2,656,719
45,000,000	Chase Issuance Trust 2016-A6	01/15/20	1.100	44,905,986
26,421,120	Chesterfield Financial Holdings LLC 2014-1A1	12/15/34	4.500	26,374,376
6,063,965	CIT Equipment Collateral 2014-VT1[1]	10/21/19	1.500	6,063,622
13,000,000	Citibank Credit Card Issuance Trust 2014-A8	04/09/20	1.730	13,035,134
47,700,000	Citibank Credit Card Issuance Trust 2017-A2	01/19/21	1.740	47,798,749
2,720,000	Credit Acceptance Auto Loan Trust 2014-2A1	09/15/22	2.670	2,727,199
10,890,000	Credit Acceptance Auto Loan Trust 2015-1A1	01/17/23	2.610	10,924,937

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2017	3

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2017 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$ 14,190,000	Credit Acceptance Auto Loan Trust 2016-2A1	11/15/23	2.420%	$14,268,617
15,480,000	Credit Acceptance Auto Loan Trust 2017-1A1	10/15/25	2.560	15,499,514
32,879,384	Drive Auto Receivables Trust 2015-BA1	07/15/21	2.760	33,034,055
13,356,000	Eagle I, Ltd. 2014-1A1	12/15/39	4.310	13,419,285
27,932,755	ECAF I, Ltd. 2015-1A1	06/15/40	3.473	27,583,596
21,900,000	Elm Trust 2016-1A1	06/20/25	4.163	22,043,730
18,280,796	Emerald Aviation Finance, Ltd. 2013-1[1]	10/15/38	4.650	18,714,965
25,563,555	Engs Commercial Finance Trust 2015-1A1	10/22/21	2.310	25,506,985
19,420,000	Enterprise Fleet Financing LLC 2016-2[1]	02/22/22	1.740	19,387,726
17,170,000	Enterprise Fleet Financing LLC 2017-1[1]	07/20/22	2.130	17,161,331
5,706,208	FNA Trust 2015-1[1]	12/10/23	3.240	5,674,474
14,500,000	Ford Credit Auto Owner Trust 2014-2[1]	04/15/26	2.310	14,642,365
14,380,654	Foursight Capital Automobile Receivables Trust 2015-1[1]	01/15/21	2.340	14,286,441
20,810,000	Foursight Capital Automobile Receivables Trust 2017-1[1]	04/15/22	2.370	20,808,098
6,235,248	FRS I LLC 2013-1A1	04/15/43	1.800	6,113,804
20,096,929	Global Container Assets, Ltd. 2015-1A1	02/05/30	2.100	19,775,014
11,360,000	GM Financial Consumer Automobile 2017-1A1	03/16/20	1.510	11,357,815
12,180,000	GM Financial Consumer Automobile 2017-1A1	10/18/21	1.780	12,182,402
16,510,000	GMF Floorplan Owner Revolving Trust 2015-1[1]	05/15/20	1.650	16,522,447
6,525,000	GMF Floorplan Owner Revolving Trust 2015-1[1]	05/15/20	1.970	6,511,317
10,730,000	GMF Floorplan Owner Revolving Trust 2015-1[1]	05/15/20	2.220	10,736,348
24,900,000	Hertz Fleet Lease Funding LP 2017-1[1]	04/10/31	2.130	24,896,957
17,750,000	Hyundai Auto Receivables Trust 2013-B	02/15/19	1.710	17,777,335
19,210,000	Lendmark Funding Trust 2016-A1	08/21/23	4.820	19,612,134

The accompanying notes are an integral part of these financial statements.

4

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2017 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$ 24,110,000	Lendmark Funding Trust 2016-2A1	04/21/25	3.260%	$24,099,736
19,500,000	Mariner Finance Issuance Trust 2017-A1	02/20/29	3.620	19,628,415
4,021,225	MCA Fund I Holding LLC 2014-1[1,2]	08/15/24	3.039	4,022,672
16,130,000	MMAF Equipment Finance LLC 2017-AA1	05/18/20	1.730	16,130,000
3,913,836	Nations Equipment Finance Funding II LLC 2014-1A1	07/20/18	1.558	3,912,021
13,158,832	Nations Equipment Finance Funding III LLC 2016-1A1	02/20/21	3.610	13,224,350
7,118,281	Navitas Equipment Receivables LLC 2015-1[1]	11/15/18	2.120	7,117,231
22,280,000	Navitas Equipment Receivables LLC 2016-1[1]	06/15/21	2.200	22,261,699
51,030,000	NCF Dealer Floorplan Master Trust 2014-1A1,2	10/20/20	2.478	50,660,793
14,332,637	New Mexico State Educational Assistance Foundation 2013-1[2]	01/02/25	1.683	14,131,980
7,021,066	Newtek Small Business Loan Trust 2010-1[1,2]	02/25/41	3.291	6,990,227
17,710,194	Newtek Small Business Loan Trust 2016-1A1,2	02/25/42	3.991	17,763,852
40,190,000	NextGear Floorplan Master Owner Trust 2014-1A1	10/15/19	1.920	40,245,446
22,470,000	NextGear Floorplan Master Owner Trust 2015-1A1	07/15/19	1.800	22,483,080
13,740,000	NextGear Floorplan Master Owner Trust 2015-1A1,2	07/15/19	2.744	13,743,027
22,200,000	NextGear Floorplan Master Owner Trust 2016-2A1	09/15/21	2.190	22,044,565
12,280,000	NRZ Advance Receivables Trust Advance Receivables Backed 2016-T1[1]	06/15/49	2.751	12,188,887

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2017	5

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2017 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$ 2,982,749	OneMain Financial Issuance Trust 2014-1A1	06/18/24	2.430%	$2,983,294
15,230,000	OneMain Financial Issuance Trust 2014-2A1	09/18/24	3.020	15,209,686
26,190,000	OneMain Financial Issuance Trust 2015-1A1	03/18/26	3.850	26,363,153
16,400,000	OSCAR US Funding Trust VI LLC 2017-1A1	05/11/20	2.300	16,398,508
14,775,814	Oxford Finance Funding LLC 2014-1[1]	12/15/22	3.475	14,751,820
14,750,000	Oxford Finance Funding LLC 2016-1A1	06/17/24	3.968	14,630,498
29,000,000	PFS Financing Corp. 2017-AA1,2	03/15/21	1.570	29,000,000
2,280,605	PFS Tax Lien Trust 2014-1[1]	05/15/29	1.440	2,261,478
50,000,000	Progreso Receivables Funding IV LLC 2015-B1	07/28/20	3.000	50,009,400
24,280,024	ReadyCap Lending Small Business Loan Trust 2015-1[2]	12/25/38	2.241	24,150,961
2,016,025	Santander Drive Auto Receivables Trust 2013-2	03/15/19	1.950	2,016,876
10,980,000	Santander Drive Auto Receivables Trust 2015-3	04/15/20	2.070	11,007,046
22,790,000	Santander Drive Auto Receivables Trust 2015-3	01/15/21	2.740	23,054,514
20,688,191	Shenton Aircraft Investment I, Ltd. 2015-1A1	10/15/42	4.750	21,182,285
7,286,294	SMART Trust 2015-1US	09/14/18	1.500	7,277,740
33,210,000	Spirit Master Funding LLC 2014-4A1	01/20/45	3.501	32,896,611
9,900,000	Spirit Master Funding VII LLC 2013-1A1	12/20/43	3.887	9,885,455
34,770,000	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes 2016-T2[1]	11/15/49	2.750	34,661,761
16,917,889	STORE Master Funding LLC 2013-1A1	03/20/43	4.160	16,945,849
12,106,352	STORE Master Funding LLC 2013-2A1	07/20/43	4.370	12,310,121

The accompanying notes are an integral part of these financial statements.

6

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2017 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$ 20,252,954	STORE Master Funding LLC 2013-3A1	11/20/43	4.240%	$20,516,718
1,781,142	TAL Advantage V LLC 2014-2A1	05/20/39	1.700	1,771,815
17,972,500	TAL Advantage V LLC 2014-3A1	11/21/39	3.270	17,655,152
6,520,145	Tax Ease Funding 2016-1 LLC 2016-1A1	06/15/28	3.131	6,521,692
49,760,000	Trafigura Securitisation Finance, Plc. 2014-1A1,2	10/15/18	1.944	49,691,406
18,330,000	Turquoise Card Backed Securities, Plc. 2012-1A1,2	06/17/19	1.794	18,347,597
3,887,262	Utah State Board of Regents 2011-1[2]	05/01/29	1.884	3,895,464
9,744,143	Westlake Automobile Receivables Trust 2015-1A1	11/16/20	2.290	9,762,577
21,340,000	Westlake Automobile Receivables Trust 2015-2A1	01/15/21	2.450	21,430,509
25,510,000	World Financial Network Credit Card Master Trust 2014-C	08/16/21	1.540	25,517,990
19,570,000	World Financial Network Credit Card Master Trust 2016-B	06/15/22	1.440	19,527,905
	Total Asset Backed Securities (Identified cost $1,625,370,504)			1,619,607,729

	COMMERCIAL MORTGAGE BACKED SECURITIES (6.3%)
15,540,000	Aventura Mall Trust 2013-AVM[1,2]	12/05/32	3.743	16,055,347
13,860,000	BBCMS Trust 2015-RRI[1,2]	05/15/32	3.044	13,875,749
26,807,000	BB-UBS Trust 2012-TFT[1,2]	06/05/30	3.468	26,274,104
6,349,000	BHMS Mortgage Trust 2014-ATLS[1,2]	07/05/33	3.433	6,425,781
32,018,000	BHMS Mortgage Trust 2014-ATLS[1,2]	07/05/33	4.691	32,297,863
12,240,000	BLCP Hotel Trust 2014-CLRN[1,2]	08/15/29	2.944	12,274,623
30,106,000	BXHTL Mortgage Trust 2015-JWRZ[1,2]	05/15/29	3.144	30,219,816
35,000,000	CDGJ Commercial Mortgage Trust 2014-BXCH[1,2]	12/15/27	3.494	35,183,043
31,329,000	CG-CCRE Commercial Mortgage Trust 2014-FL2[1,2]	11/15/31	3.894	31,431,991
2,085,000	Citigroup Commercial Mortgage Trust 2013-SMP[1]	01/12/30	2.738	2,091,304

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2017	7

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2017 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	COMMERCIAL MORTGAGE BACKED SECURITIES (continued)
$ 7,463,614	Commercial Mortgage Pass Through Certificates 2013-GAM[1]	02/10/28	1.705%	$7,420,969
9,690,000	Commercial Mortgage Pass Through Certificates 2013-GAM[1,2]	02/10/28	3.531	9,521,429
22,660,000	Commercial Mortgage Pass Through Certificates 2014-TWC[1,2]	02/13/32	1.840	22,716,861
23,010,000	Cosmopolitan Hotel Trust 2016-CSMO A1,2	11/15/33	2.394	23,175,840
9,950,000	EQTY 2014-INNS Mortgage Trust[1,2]	05/08/31	2.589	9,963,090
9,410,000	Hyatt Hotel Portfolio Trust 2015-HYT[1,2]	11/15/29	3.094	9,454,145
5,600,000	JP Morgan Chase Commercial Mortgage Securities Trust 2014-BXH[1,2]	04/15/27	2.244	5,555,298
10,250,000	JP Morgan Chase Commercial Mortgage Securities Trust 2014-BXH[1,2]	04/15/27	2.644	10,142,030
35,700,000	SBA Tower Trust[1]	04/15/43	2.240	35,679,140
14,500,000	Wells Fargo Commercial Mortgage Trust 2014-TISH[1,2]	02/15/27	2.844	14,548,157
18,083,919	WFCG Commercial Mortgage Trust 2015-BXRP[1,2]	11/15/29	2.116	18,115,421
11,468,922	WFCG Commercial Mortgage Trust 2015-BXRP[1,2]	11/15/29	2.384	11,495,980
	Total Commercial Mortgage Backed Securities
	(Identified cost $382,958,283)			383,917,981

	CORPORATE BONDS (35.3%)
	AEROSPACE/DEFENSE (0.4%)
21,389,000	BAE Systems Holdings, Inc.[1]	06/01/19	6.375	23,200,285

	AUTO MANUFACTURERS (1.8%)
35,420,000	Daimler Finance North America LLC[1]	01/11/18	1.875	35,452,374
41,036,000	Ford Motor Credit Co. LLC	01/16/18	2.375	41,213,727
17,720,000	General Motors Co.	10/02/18	3.500	18,065,593
16,098,000	General Motors Financial Co., Inc.	09/25/17	3.000	16,188,599
				110,920,293

The accompanying notes are an integral part of these financial statements.

8

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2017 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	BANKS (10.8%)
$ 24,290,000	ANZ New Zealand (Int’l), Ltd., London Branch[1]	02/01/19	2.250%	$24,368,700
27,373,000	Bank of America Corp.	09/01/17	6.000	27,765,146
20,435,000	BNZ International Funding, Ltd. London Branch[1]	02/21/20	2.400	20,523,034
24,335,000	BNZ International Funding, Ltd. London Branch[1]	03/02/21	2.750	24,515,687
17,405,000	Caisse Centrale Desjardins[1]	09/12/17	1.550	17,408,951
14,000,000	Caisse Centrale Desjardins[1]	01/29/18	1.750	14,018,284
43,473,900	Citigroup Capital XIII[2,4]	10/30/40	7.542	45,630,205
29,115,000	Commonwealth Bank of Australia New York Branch	09/08/17	1.400	29,128,276
438,665	FNBC 1993-A Pass Through Trust	01/05/18	8.080	441,487
37,000,000	Goldman Sachs Group, Inc.[2]	06/04/17	1.725	37,018,278
54,440,000	Goldman Sachs Group, Inc.	04/01/18	6.150	56,600,125
33,660,000	JPMorgan Chase & Co.	08/15/17	2.000	33,724,728
18,180,000	JPMorgan Chase & Co.	03/01/18	1.700	18,196,307
28,783,375	Merrill Lynch Capital Trust I2,4	12/15/86	6.450	29,715,956
12,775,000	Mitsubishi UFJ Trust & Banking Corp.[1]	10/16/17	1.600	12,776,214
31,050,000	Morgan Stanley	04/01/18	6.625	32,414,896
27,760,000	Morgan Stanley	04/25/18	2.125	27,874,621
13,760,000	National Australia Bank, Ltd.	07/12/19	1.375	13,574,997
24,850,000	Royal Bank of Canada	04/15/19	1.625	24,736,435
39,890,000	Skandinaviska Enskilda Banken AB	03/11/20	2.300	40,054,626
12,345,000	Skandinaviska Enskilda Banken AB	03/15/21	2.625	12,436,625
18,165,000	State Street Corp.	05/15/18	1.350	18,149,015
25,085,000	Toronto-Dominion Bank	04/07/21	2.125	24,968,681
29,515,000	Wells Fargo Bank NA	01/22/18	1.650	29,562,076
11,500,000	Wells Fargo Bank NA	05/24/19	1.750	11,473,447
17,750,000	Westpac Banking Corp.	12/01/17	1.500	17,751,473
10,000,000	Westpac Banking Corp.	07/30/18	2.250	10,069,600
				654,897,870

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2017	9

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2017 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	BEVERAGES (1.6%)
$ 39,350,000	Anheuser-Busch InBev Finance, Inc.	02/01/19	1.900%	$39,432,320
12,695,000	Anheuser-Busch InBev Finance, Inc.	02/01/21	2.650	12,850,844
48,418,000	Diageo Capital, Plc.	05/11/17	1.500	48,424,972
				100,708,136

	COMMERCIAL SERVICES (0.8%)
19,863,000	Experian Finance, Plc.[1]	06/15/17	2.375	19,881,929
27,350,000	United Rentals North America, Inc.	07/15/23	4.625	28,390,668
				48,272,597

	COMPUTERS (0.4%)
6,790,000	Dell International LLC / EMC Corp.[1]	06/15/21	4.420	7,128,142
17,250,000	Dell International LLC / EMC Corp.[1]	06/15/23	5.450	18,615,648
				25,743,790

	COSMETICS/PERSONAL CARE (0.3%)
17,745,000	Avon Products, Inc.	03/15/20	6.600	18,033,356

	DIVERSIFIED FINANCIAL SERVICES (2.7%)
8,057,986	AA Aircraft Financing 2013-1 LLC[1]	11/01/19	3.596	7,977,406
3,251,599	Ahold Lease Series 2001-A-1 Pass Through Trust	01/02/20	7.820	3,439,106
15,950,000	Air Lease Corp.	09/04/18	2.625	16,068,875
6,300,000	Alliance Data Systems Corp.[1]	12/01/17	5.250	6,378,750
3,210,000	Alliance Data Systems Corp.[1]	04/01/20	6.375	3,262,162
3,750,000	Alliance Data Systems Corp.[1]	11/01/21	5.875	3,881,250
8,790,000	Alliance Data Systems Corp.[1]	08/01/22	5.375	8,844,938
15,775,000	Athene Global Funding[1]	10/23/18	2.875	15,863,009
24,310,000	Athene Global Funding[1]	01/25/22	4.000	25,081,551
8,500,000	Credit Acceptance Corp.	02/15/21	6.125	8,457,500
10,154,183	Doric Nimrod Air Alpha 2013-1 Pass Through Trust[1]	05/30/25	5.250	10,560,350

The accompanying notes are an integral part of these financial statements.

10

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PORTFOLIO OF INVESTMENTS (continued)
April 30, 2017 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	DIVERSIFIED FINANCIAL SERVICES (continued)
$ 5,354,689	Doric Nimrod Air Finance Alpha, Ltd. 2012-1 (Class A) Pass Through Trust[1]	11/30/24	5.125%	$5,585,482
49,455,000	Drawbridge Special Opportunities Fund[1]	08/01/21	5.000	49,509,796
				164,910,175

	ELECTRIC (0.5%)
22,150,000	TransAlta Corp.	06/03/17	1.900	22,150,000
5,580,000	TransAlta Corp.	05/15/18	6.900	5,803,200
				27,953,200

	GAS (0.6%)
35,006,000	NiSource Finance Corp.	03/15/18	6.400	36,375,960

	HEALTHCARE-PRODUCTS (0.2%)
7,995,000	Mallinckrodt International Finance SA	04/15/18	3.500	8,035,854
1,435,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC[1]	04/15/20	4.875	1,431,413
				9,467,267

	HEALTHCARE-SERVICES (0.9%)
27,406,000	UnitedHealth Group, Inc.	02/15/18	6.000	28,365,785
26,155,000	UnitedHealth Group, Inc.	07/16/18	1.900	26,269,690
				54,635,475

	INSURANCE (3.0%)
12,290,000	Enstar Group, Ltd.	03/10/22	4.500	12,582,207
15,985,000	Fairfax Financial Holdings, Ltd.[1]	05/15/21	5.800	17,335,221
7,638,000	Marsh & McLennan Cos, Inc.	09/10/19	2.350	7,690,763
22,800,000	New York Life Global Funding[1]	04/09/20	2.000	22,795,280
41,960,000	Pricoa Global Funding I1	08/18/17	1.350	41,941,664

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2017	11

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2017 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	INSURANCE (continued)
$ 31,810,000	Sirius International Group, Ltd.[1]	11/01/26	4.600%	$30,619,988
33,100,000	Vitality Re V Ltd.[1,2]	01/07/20	2.542	33,043,730
16,740,000	Vitality Re VIII Ltd.[1,2]	01/08/22	2.542	16,783,524
				182,792,377

	INTERNET (0.3%)
15,630,000	Expedia, Inc.	08/15/20	5.950	17,173,291

	INVESTMENT COMPANIES (1.3%)
6,800,000	Ares Capital Corp.	11/30/18	4.875	7,030,982
30,450,000	Ares Capital Corp.	01/19/22	3.625	30,406,000
22,645,000	FS Investment Corp.	01/15/20	4.250	23,128,380
21,515,000	PennantPark Investment Corp.	10/01/19	4.500	21,679,332
				82,244,694

	MACHINERY – CONSTRUCTION & MINING (0.8%)
19,495,000	Caterpillar Financial Services Corp.	03/22/19	1.900	19,501,823
10,397,000	Caterpillar Financial Services Corp.	05/18/19	1.350	10,309,759
17,525,000	Caterpillar Financial Services Corp.	01/10/20	2.100	17,594,977
				47,406,559

	MEDIA (0.3%)
16,485,000	TEGNA, Inc.	10/15/19	5.125	16,897,125

	MINING (0.1%)
8,000,000	Freeport-McMoRan, Inc.[1]	11/15/20	6.500	8,220,000

	OIL & GAS (0.4%)
10,065,000	Occidental Petroleum Corp.	02/15/18	1.500	10,063,047
19,630,325	Odebrecht Drilling Norbe VIII/IX, Ltd.[1]	06/30/22	6.350	11,778,195
9,922,800	Odebrecht Offshore Drilling Finance, Ltd.[1]	10/01/23	6.750	3,869,892
				25,711,134

The accompanying notes are an integral part of these financial statements.

12

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2017 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	PHARMACEUTICALS (1.4%)
$ 14,270,000	AbbVie, Inc.	05/14/18	1.800%	$14,290,121
9,000,000	AbbVie, Inc.	05/14/20	2.500	9,078,183
14,000,000	AbbVie, Inc.	05/14/21	2.300	13,906,354
28,950,000	Actavis Funding SCS	03/12/18	2.350	29,072,458
16,787,000	GlaxoSmithKline Capital, Inc.	05/15/18	5.650	17,509,781
				83,856,897

	PIPELINES (2.3%)
14,927,000	Enterprise Products Operating LLC	09/15/17	6.300	15,188,745
43,420,000	Kinder Morgan Energy Partners LP	02/15/18	5.950	44,786,210
22,018,000	Spectra Energy Capital LLC	04/15/18	6.200	22,906,338
23,190,000	Spectra Energy Capital LLC	10/01/19	8.000	26,017,116
16,117,000	TransCanada PipeLines, Ltd.	11/09/17	1.625	16,114,180
12,960,000	TransCanada PipeLines, Ltd.	01/15/19	3.125	13,220,652
				138,233,241

	REAL ESTATE (0.7%)
11,490,000	Prologis International Funding II SA1	02/15/20	4.875	12,011,841
32,965,000	Vonovia Finance BV1	10/02/17	3.200	33,114,266
				45,126,107

	REAL ESTATE INVESTMENT TRUSTS (2.0%)
31,465,000	Omega Healthcare Investors, Inc.	01/15/25	4.500	31,550,428
8,850,000	Select Income REIT	02/01/18	2.850	8,899,507
14,700,000	Select Income REIT	02/01/22	4.150	14,902,081
9,105,000	Simon Property Group LP1	02/01/18	1.500	9,094,893
22,739,000	Welltower, Inc.	09/15/17	4.700	22,992,858
32,311,000	Welltower, Inc.	03/15/18	2.250	32,430,486
				119,870,253

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2017	13

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2017 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	RETAIL (0.8%)
$ 23,820,000	Target Corp.	01/15/18	6.000%	$24,585,622
25,260,000	Wal-Mart Stores, Inc.[2]	06/01/18	5.313	25,358,597
				49,944,219

	TELECOMMUNICATIONS (0.3%)
9,175,000	British Telecommunications, Plc.	01/15/18	5.950	9,452,241
8,760,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC[1]	03/20/23	3.360	8,836,650
				18,288,891

	TRANSPORTATION (0.3%)
15,270,000	Norfolk Southern Corp.	04/01/18	5.750	15,842,793

	TRUCKING & LEASING (0.3%)
17,180,000	Park Aerospace Holdings, Ltd.[1]	08/15/22	5.250	18,146,375
	Total Corporate Bonds (Identified cost $2,147,733,030)			2,144,872,360

	LOAN PARTICIPATIONS AND ASSIGNMENTS (8.1%)
30,000,000	Analog Devices, Inc.[2]	09/23/19	2.125	29,850,000
10,567,248	Aria Energy Operating LLC[2]	05/27/22	5.554	10,620,084
34,419,804	Astoria Energy LLC Term B2	12/24/21	5.074	34,703,768
55,484,987	AT&T, Inc. Term A2	03/02/18	2.064	55,381,230
13,635,000	Avolon TLB Borrower 1 (US) LLC Term B2[2]	03/21/22	3.743	13,833,526
35,256,529	Charter Communications Operating LLC (CCO Safari LLC) Term H-1[2]	01/15/22	3.000	35,383,805
9,750,000	Dell International LLC Term A2[2]	09/07/21	3.250	9,759,750
24,228,402	Dell International LLC Term B2	09/07/23	3.500	24,313,686
34,844,330	Delos Finance S.a.r.l.[2]	10/06/23	3.397	35,245,039
21,395,043	Eastern Power LLC (TPF II LC LLC)[2]	10/02/23	5.000	21,515,497

The accompanying notes are an integral part of these financial statements.

14

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2017 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	LOAN PARTICIPATIONS AND ASSIGNMENTS (continued)
$ 4,811,278	Entergy Rhode Island Energy LP Term B2	12/19/22	5.750%	$4,799,250
15,821,139	HCA, Inc. Term B9[2]	03/17/23	2.993	15,872,558
19,535,624	Mallinckrodt International Finance SA Term B2	09/24/24	3.897	19,524,684
42,000,000	Medtronic, Inc.[2]	01/26/18	1.868	41,737,500
10,500,000	Oneok Partners LP2	01/08/19	2.288	10,460,625
48,874,734	RPI Finance Trust Term B6[2]	03/27/23	3.153	49,027,712
22,700,000	Sprint Communications, Inc.[2]	02/02/24	3.500	22,714,301
40,097,505	Western Digital Corporation Term B2[2]	04/29/23	3.743	40,433,923
20,000,000	Western Union Company[2]	04/09/21	2.672	20,000,000
	Total Loan Participations and Assignments
	(Identified cost $493,073,101)			495,176,938

	MUNICIPAL BONDS (5.9%)
14,250,000	Baylor Health Care System, Revenue Bonds[2]	11/15/25	1.230	13,546,050
5,000,000	Butler County General Authority, Revenue Bonds, AGM[5]	05/05/17	0.960	5,000,000
50,000,000	California Statewide Communities Development Authority, Revenue Bonds[5]	05/05/17	0.880	50,000,000
18,000,000	Charlotte-Mecklenburg Hospital Authority, Revenue Bonds[5]	05/01/17	0.820	18,000,000
7,000,000	City of Charlotte, North Carolina, Certificates of Participation[5]	05/05/17	0.890	7,000,000
10,800,000	City of New York, General Obligation Bonds[5]	05/05/17	0.860	10,800,000
23,635,000	City of New York, General Obligation Bonds[5]	05/05/17	0.860	23,635,000
52,300,000	County of Franklin, Ohio, Revenue Bonds[5]	05/05/17	0.890	52,300,000

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2017	15

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2017 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
$ 9,600,000	Illinois Finance Authority, Revenue Bonds[5]	05/05/17	0.900%	$9,600,000
28,005,000	New Jersey Economic Development Authority, Revenue Bonds, AGM[6]	02/15/18	0.000	27,482,427
4,360,000	New Jersey Economic Development Authority, Revenue Bonds	06/15/20	5.000	4,622,821
10,850,000	New York City Water & Sewer System, Revenue Bonds[5]	05/01/17	0.870	10,850,000
3,600,000	New York State Energy Research & Development Authority, Revenue Bonds, NPFG[2]	12/01/20	1.610	3,466,663
18,000,000	New York State Housing Finance Agency, Revenue Bonds[5]	05/05/17	0.870	18,000,000
49,900,000	New York State Housing Finance Agency, Revenue Bonds[5]	05/05/17	0.920	49,900,000
15,000,000	Ohio Higher Educational Facility Commission, Revenue Bonds[5]	05/01/17	0.880	15,000,000
7,140,000	Pennsylvania Industrial Development Authority, Revenue Bonds[1]	07/01/21	2.967	7,168,988
3,445,000	School District of Philadelphia, General Obligation Bonds	09/01/17	2.009	3,420,920
2,330,000	School District of Philadelphia, General Obligation Bonds	09/01/18	2.512	2,278,973
25,000,000	State of California, General Obligation Bonds[5]	05/01/17	0.600	25,000,000
16,650,000	Tobacco Settlement Financing Corp., Revenue Bonds[6]	06/01/41	0.000	4,414,248
	Total Municipal Bonds (Identified cost $360,755,978)			361,486,090

The accompanying notes are an integral part of these financial statements.

16

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2017 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	U.S. GOVERNMENT AGENCY OBLIGATIONS (2.4%)
$ 50,000,000	Federal Home Loan Bank Discount Notes[6]	06/21/17	0.000%	$49,944,679
75,000,000	Federal Home Loan Bank Discount Notes[6]	07/05/17	0.000	74,886,225
150,867	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed[2]	04/01/36	3.226	159,965
83,246	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed[2]	12/01/36	2.990	88,179
43,016	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed[2]	01/01/37	3.370	45,483
100,850	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed[2]	02/01/37	3.561	106,389
9,736,361	Federal National Mortgage Association (FNMA)	07/01/35	5.000	10,684,300
659,150	Federal National Mortgage Association (FNMA)	11/01/35	5.500	738,382
87,568	Federal National Mortgage Association (FNMA)[2]	07/01/36	3.237	93,167
145,065	Federal National Mortgage Association (FNMA)[2]	09/01/36	2.951	153,557
110,393	Federal National Mortgage Association (FNMA)[2]	01/01/37	3.431	116,761
570,546	Federal National Mortgage Association (FNMA)	08/01/37	5.500	638,573
6,569,604	Federal National Mortgage Association (FNMA)	08/01/37	5.500	7,364,830

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2017	17

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2017 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

	U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
$ 2,933,720	Federal National Mortgage Association (FNMA)	06/01/40	6.500%	$3,330,916
18,819	Government National Mortgage Association (GNMA)[2]	08/20/29	2.125	19,470
	Total U.S. Government Agency Obligations (Identified cost $147,567,666)			148,370,876

	CERTIFICATES OF DEPOSIT (4.3%)
54,200,000	Bank of Nova Scotia[2]	05/30/17	1.504	54,200,000
54,300,000	Canadian Imperial Bank of Commerce[2]	08/31/17	1.554	54,397,469
45,200,000	Skandinaviska Enskilda Banken AB2	05/31/17	1.633	45,200,000
54,200,000	Svenska Handelsbanken AB2	05/30/17	1.474	54,200,000
50,000,000	Toronto-Dominion Bank[2]	09/01/17	1.555	50,088,600
	Total Certificates of Deposit (Identified cost $257,900,000)			258,086,069

	TIME DEPOSITS (2.5%)
150,000,000	Wells Fargo Bank NA	05/01/17	0.900	150,000,000
	Total Time Deposits (Identified cost $150,000,000)			150,000,000

The accompanying notes are an integral part of these financial statements.

18

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2017 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

	U.S. TREASURY BILLS (9.8%)
$100,000,000	U.S. Treasury Bill[6]	05/04/17	0.000%	$99,995,227
75,000,000	U.S. Treasury Bill[6]	05/11/17	0.000	74,989,167
50,000,000	U.S. Treasury Bill[6]	05/18/17	0.000	49,988,490
95,000,000	U.S. Treasury Bill[6]	06/08/17	0.000	94,936,318
100,000,000	U.S. Treasury Bill[6,7]	06/15/17	0.000	99,924,969
50,000,000	U.S. Treasury Bill[6]	07/13/17	0.000	49,924,700
50,000,000	U.S. Treasury Bill[6]	08/17/17	0.000	49,878,649
50,000,000	U.S. Treasury Bill[6]	09/14/17	0.000	49,837,550
25,000,000	U.S. Treasury Bill[6]	09/21/17	0.000	24,913,350
	Total U.S. Treasury Bills (Identified cost $594,418,175)			594,388,420
TOTAL INVESTMENTS (Identified cost $6,159,776,737)[8]			101.2%	$6,155,906,463
LIABILITIES IN EXCESS OF OTHER ASSETS			(1.2)%	(72,687,962)
NET ASSETS			100.0%	$6,083,218,501

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at April 30, 2017 was $ 2,362,923,654 or 38.8% of net assets. Unless otherwise noted, these securities are not considered illiquid.
[2]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the April 30, 2017 coupon or interest rate.
[3]	The Fund’s Investment Adviser has deemed this security to be illiquid upon the SEC definition of an illiquid security.
[4]	Trust preferred security.
[5]	Variable rate demand note. The maturity date reflects the demand repayment dates. The interest rate changes on specific dates (such as coupon or interest payment date). The yield shown represents the coupon or interest rate as of April 30, 2017.
[6]	Security issued with zero coupon. Income is recognized through accretion of discount.
[7]	All or a portion of this security is held at the broker as collateral for open futures contracts.
[8]	The aggregate cost for federal income tax purposes is $6,159,776,737, the aggregate gross unrealized appreciation is $24,423,669 and the aggregate gross unrealized depreciation is $28,293,943, resulting in net unrealized depreciation of $3,870,274.

Abbreviations:

AGM – Assured Guaranty Municipal Corp.

FHLMC – Federal Home Loan Mortgage Corporation.

FNMA – Federal National Mortgage Association.

GNMA – Government National Mortgage Association.

NPFG – National Public Finance Guarantee Corporation.

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2017	19

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2017 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified

The accompanying notes are an integral part of these financial statements.

20

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2017 (unaudited)

within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2017.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of April 30, 2017
Asset Backed Securities	$–	$1,610,656,657	$8,951,072	$1,619,607,729
Commercial Mortgage Backed Securities	–	383,917,981	–	383,917,981
Corporate Bonds	75,346,161	2,069,526,199	–	2,144,872,360
Loan Participations and Assignments	–	495,176,938	–	495,176,938
Municipal Bonds	–	361,486,090	–	361,486,090
U.S. Government Agency Obligations	–	148,370,876	–	148,370,876
Certificates of Deposit	–	258,086,069	–	258,086,069
Time Deposits	–	150,000,000	–	150,000,000
U.S. Treasury Bills	–	594,388,420	–	594,388,420
Total Investment, at value	$75,346,161	$6,071,609,230	$8,951,072	$6,155,906,463
Other Financial Instruments, at value
Financial Futures Contracts	$(3,075,001)	$–	$–	$(3,075,001)
Other Financial Instruments, at value	$(3,075,001)	$–	$–	$(3,075,001)

*	The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended April 30, 2017.

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2017	21

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2017 (unaudited)

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period ended April 30, 2017:

Asset backed Securities
Balance as of October 31, 2016	$12,548,798
Purchases	–
Sales / Paydowns	(1,516,698)
Realized gains (losses)	134
Change in unrealized appreciation (depreciation)	(2,082,559)
Amortization	1,397
Transfers from Level 3	–
Transfers to Level 3	–
Balance as of April 30, 2017	$8,951,072

The Fund’s investments classified as Level 3 were valued using a model approach, including the Fund’s assumptions in determining their fair value.

The accompanying notes are an integral part of these financial statements.

22

BBH LIMITED DURATION FUND

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2017 (unaudited)

ASSETS:
Investments in securities, at value (Identified cost $6,159,776,737)	$6,155,906,463
Cash	23,057,261
Receivables for:
Shares sold	77,418,148
Interest	21,095,245
Investments sold	6,391,281
Investment advisory and administrative fee waiver reimbursement	10,213
Other assets	33,768
Total Assets	6,283,912,379
LIABILITIES:
Payables for:
Investments purchased	193,041,830
Shares redeemed	6,141,317
Investment advisory and administrative fees	1,202,781
Custody and fund accounting fees	124,871
Periodic distributions	93,159
Professional fees	46,565
Futures variation margin on open contracts	10,943
Shareholder servicing fees	7,565
Distributor fees	6,040
Transfer agent fees	1,742
Board of Trustees’ fees	1,642
Accrued expenses and other liabilities	15,423
Total Liabilities	200,693,878
NET ASSETS	$6,083,218,501
Net Assets Consist of:
Paid-in capital	$6,134,101,253
Undistributed net investment income	2,414,742
Accumulated net realized loss on investments in securities and futures contracts	(46,352,219)
Net unrealized appreciation/(depreciation) on investments in securities and futures contracts	(6,945,275)
Net Assets	$6,083,218,501
NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
($49,442,562 ÷ 4,858,790 shares outstanding)	$10.18
CLASS I SHARES
($6,033,775,939 ÷ 593,211,370 shares outstanding)	$10.17

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2017	23

BBH LIMITED DURATION FUND

STATEMENT OF OPERATIONS
For the six months ended April 30, 2017 (unaudited)

NET INVESTMENT INCOME:
Income:
Dividends	$2,458,044
Interest and other income	65,205,327
Total Income	67,663,371
Expenses:
Investment advisory and administrative fees	7,044,607
Custody and fund accounting fees	210,987
Professional fees	44,167
Shareholder servicing fees	44,061
Distributor fees	35,005
Board of Trustees’ fees	27,231
Transfer agent fees	16,073
Miscellaneous expenses	117,137
Total Expenses	7,539,268
Expense offset arrangement	(37,120)
Investment advisory and administrative fee waiver	(35,443)
Net Expenses	7,466,705
Net Investment Income	60,196,666
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments in securities	2,460,856
Net realized gain on futures contracts	15,358,794
Net realized gain on investments in securities and futures contracts	17,819,650
Net change in unrealized appreciation/(depreciation) on investments in securities	9,223,446
Net change in unrealized appreciation/(depreciation) on futures contracts	(5,724,998)
Net change in unrealized appreciation/(depreciation) on investments in securities and futures contracts	3,498,448
Net Realized and Unrealized Gain	21,318,098
Net Increase in Net Assets Resulting from Operations	$81,514,764

The accompanying notes are an integral part of these financial statements.

24

BBH LIMITED DURATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended April 30, 2017 (unaudited)	For the year ended October 31, 2016
INCREASE IN NET ASSETS:
Operations:
Net investment income	$60,196,666	$108,238,798
Net realized gain (loss) on investments in securities and futures contracts	17,819,650	(21,546,019)
Net change in unrealized appreciation/(depreciation) on investments in securities and futures contracts	3,498,448	20,017,174
Net increase in net assets resulting from operations	81,514,764	106,709,953
Dividends and distributions declared:
From net investment income:
Class N	(449,909)	(8,926,897)
Class I	(58,963,660)	(98,807,189)
Total dividends and distributions declared	(59,413,569)	(107,734,086)
Share transactions:
Proceeds from sales of shares*	3,199,532,528	4,430,445,855
Net asset value of shares issued to shareholders for reinvestment of dividends and distributions	7,711,725	73,615,791
Cost of shares redeemed*	(1,925,396,217)	(4,434,265,957)
Net increase in net assets resulting from share transactions	1,281,848,036	69,795,689
Total increase in net assets	1,303,949,231	68,771,556

NET ASSETS:
Beginning of period	4,779,269,270	4,710,497,714
End of period (including undistributed net investment income of $2,414,742 and $1,631,645, respectively)	$6,083,218,501	$4,779,269,270

*	Includes share exchanges. See Note 5 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2017	25

BBH LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each period.

		For the years ended October 31,
	For the six months ended April 30, 2017 (unaudited)	2016	2015	2014	2013	2012
Net asset value, beginning of period	$10.13	$10.14	$10.31	$10.35	$10.44	$10.34
Income from investment operations:
Net investment income[1]	0.10	0.19	0.18	0.14	0.15	0.18
Net realized and unrealized gain (loss)	0.05	(0.00)[2]	(0.17)	(0.01)	(0.06)	0.14
Total income from investment operations	0.15	0.19	0.01	0.13	0.09	0.32
Less dividends and distributions:
From net investment income	(0.10)	(0.20)	(0.18)	(0.14)	(0.15)	(0.18)
From net realized gains	–	–	–	(0.03)	(0.03)	(0.04)
Total dividends and distributions	(0.10)	(0.20)	(0.18)	(0.17)	(0.18)	(0.22)
Net asset value, end of period	$10.18	$10.13	$10.14	$10.31	$10.35	$10.44
Total return	1.49%[3]	1.90%	0.10%	1.32%	0.82%	3.13%

Ratios/Supplemental data:
Net assets, end of period (in millions)	$49	$42	$2,557	$2,625	$2,170	$1,776
Ratio of expenses to average net assets before reductions	0.61%[4]	0.49%	0.48%	0.48%	0.49%	0.50%
Fee waiver	0.16%[4,5]	0.01%[4,5]	–%	–%	–%	–%
Expense offset arrangement	0.00%[4,6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]
Ratio of expenses to average net assets after reductions	0.45%[4]	0.48%	0.48%	0.48%	0.49%	0.50%
Ratio of net investment income to average net assets	2.04%[4]	1.91%	1.75%	1.36%	1.44%	1.75%
Portfolio turnover rate	27%[3]	53%	46%	35%	48%	38%

[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Not annualized.
[4]	Annualized.
[5]	The ratio of expenses to average net assets for the six months ended April 30, 2017, reflects fees reduced as result of voluntary operating expense limitation of the share class to 0.35%, previously 0.48% until March 23, 2017. The agreement is effective for the period beginning on December 29, 2015 and can be changed at any time at the sole discretion of the Investment Advisor. For the six months ended April 30, 2017 and for the year ended October 31, 2016, the waived fees were $35,443 and $45,079, respectively.
[6]	Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

26

BBH LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for a Class I share outstanding throughout each period.

		For the years ended October 31,
	For the six months ended April 30, 2017 (unaudited)	2016	2015	2014	2013	2012
Net asset value, beginning of period	$10.13	$10.14	$10.31	$10.35	$10.44	$10.34
Income from investment operations:
Net investment income[1]	0.11	0.22	0.20	0.16	0.17	0.20
Net realized and unrealized gain (loss)	0.04	(0.01)	(0.17)	(0.01)	(0.06)	0.14
Total income from investment operations	0.15	0.21	0.03	0.15	0.11	0.34
Less dividends and distributions:
From net investment income	(0.11)	(0.22)	(0.20)	(0.16)	(0.17)	(0.20)
From net realized gains	–	–	–	(0.03)	(0.03)	(0.04)
Total dividends and distributions	(0.11)	(0.22)	(0.20)	(0.19)	(0.20)	(0.24)
Net asset value, end of period	$10.17	$10.13	$10.14	$10.31	$10.35	$10.44
Total return	1.48%[2]	2.13%	0.30%	1.52%	1.01%	3.31%

Ratios/Supplemental data:
Net assets, end of period (in millions)	$6,034	$4,737	$2,153	$2,547	$1,448	$1,165
Ratio of expenses to average net assets before reductions	0.27%[3]	0.27%	0.28%	0.29%	0.29%	0.31%
Expense offset arrangement	0.00%[3,4]	0.00%[4]	0.00%[4]	0.00%[4]	0.00%[4]	0.00%[4]
Ratio of expenses to average net assets after reductions	0.27%[3]	0.27%	0.28%	0.29%	0.29%	0.31%
Ratio of net investment income to average net assets	2.22%[3]	2.21%	1.94%	1.56%	1.63%	1.93%
Portfolio turnover rate	27%[2]	53%	46%	35%	48%	38%

[1]	Calculated using average shares outstanding for the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2017	27

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS
April 30, 2017 (unaudited)

1.	Organization. The Fund is a separate, diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on December 22, 2000. The Fund offers Class N and Class I shares. Class N and Class I shares have different operating expenses. With the exception of class specific expenses, all expenses are allocated between classes based on net assets. Neither Class N shares nor Class I shares automatically convert to any other share class of the Fund. As of April 30, 2017, there were six series of the Trust.
2.	Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The following summarizes significant accounting policies of the Fund:
A.	Valuation of Investments. Bonds and other fixed income securities, including restricted securities (other than short-term obligations but including listed issues) are valued at their most recent bid prices (sales price if the principal market is an exchange) in the principal market in which such securities are normally traded, on the basis of valuations furnished by a pricing service, use of which has been approved by the Board. In making such valuations, the pricing service utilizes both dealer supplied valuations and electronic data processing techniques, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices, or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Future contracts held by the Fund are valued daily at the official settlement price of the exchange on which it is traded.

Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. Short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent “fair value” by the Board.

28

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2017 (unaudited)

B.	Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Interest income is accrued daily and consists of interest accrued, discount earned (including, if any, both original issue and market discount) and premium amortization on the investments of the Fund. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of the interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
C.	Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are apportioned amongst each fund in the Trust equally. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
D.	Financial Futures Contracts. The Fund may enter into open futures contracts in order to hedge against anticipated future changes in interest rates which otherwise might either adversely affect the value of securities held for the Fund or adversely affect the prices of securities that are intended to be purchased at a later date for the Fund. The contractual amount of the futures contracts represents the investment the Fund has in a particular contract and does not necessarily represent the amounts potentially subject to risk of loss. Trading in futures contracts involves, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The measurement of risk associated with futures contracts is meaningful only when all related and offsetting transactions are considered. Gains and losses are realized upon the expiration or closing of the futures contracts.

The following futures contracts were open at April 30, 2017:

Description	Number of Contracts	Expiration Date	Market Value	Notional Amount	Unrealized Gain/(Loss)
Contracts to Sell:
U.S. Treasury 2-Year Notes	1,250	June 2017	$270,761,720	$270,371,094	$(390,626)
U.S. Treasury 5-Year Notes	2,700	June 2017	319,696,875	317,460,938	(2,235,937)
U.S. Treasury 10-Year Notes	350	June 2017	44,001,563	43,553,125	(448,438)
					$(3,075,001)

financial statements april 30, 2017	29

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2017 (unaudited)

Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in economically hedged security values and/or interest rates, and potential losses in excess of the Fund’s initial investment.

For the six months ended April 30, 2017, the average monthly number of open futures contracts was 751,096,587. The range of monthly notional values was $587,832,031 to $1,217,781,250.

Fair Values of Derivative Instruments as of April 30, 2017

Derivatives not accounted for as economically hedging instruments under authoritative guidance for derivatives instruments and hedging activities:

	Asset Derivatives			Liability Derivatives
Risk	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest Rate Risk	Net unrealized appreciation/(depreciation) on investments in securities and futures contracts.	$–	Net unrealized appreciation/(depreciation) on investments in securities and futures contracts.	$(3,075,001	)*
Total		$–		$(3,075,001	)*

*	Includes cumulative depreciation of futures contracts as reported in the Statement of Assets and Liabilities and Notes to Financial Statements. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

Effect of Derivative Instruments on the Statement of Operations

Interest Rate Risk
Net Realized Gain/(Loss) on Derivatives
Futures Contracts	$15,358,794
Net Change in Unrealized Appreciation/(Depreciation) on Derivatives
Futures Contracts	$(5,724,998)

E.	Rule 144A Securities. The Fund may purchase securities that are not registered under the Securities Act of 1933, as amended (“1933 Act”) but that can be sold to “qualified institutional buyers” in accordance with the requirements stated in Rule 144A under the 1933 Act (“Rule 144A Securities”). A Rule 144A Security may be considered illiquid and therefore subject to the 15%

30

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2017 (unaudited)

limitation on the purchase of illiquid securities, unless it is determined on an ongoing basis that an adequate trading market exists for the security, which is the case for the Fund. Guidelines have been adopted and the daily function of determining and monitoring liquidity of Rule 144A Securities has been delegated to the investment adviser. All relevant factors will be considered in determining the liquidity of Rule 144A Securities and all investments in Rule 144A Securities will be carefully monitored. Information regarding Rule 144A Securities is included at the end of the Portfolio of Investments.
F.	Loan Participations and Assignments. The Fund may invest in loan participations and assignments, which include institutionally traded floating and fixed-rate debt securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the “Lender”) that acts as agent for all holders. Some loan participations and assignments may be purchased on a “when-issued” basis. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower.

Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality, and unexpected changes in such rates could result in losses to the Fund. The interest rates paid on a floating rate security in which the Fund invests generally are readjusted periodically to an increment over a designated benchmark rate, such as the one-month, three-month, six-month, or one-year London Interbank Offered Rate (“LIBOR”). LIBOR is a short-term interest rate that banks charge one another and is generally representative of the most competitive and current cash rates.

The Fund may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The Fund utilizes an independent third party to value individual loan participations and assignments on a daily basis.

G.	Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these

financial statements april 30, 2017	31

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2017 (unaudited)

financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified in the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2016, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2017, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

H.	Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders, if any, are paid monthly and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends in the amount of $449,909 and $58,963,660 to Class N and Class I shareholders, respectively, during the six months ended April 30, 2017.

The tax character of distributions paid during the years ended October 31, 2016 and 2015, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2016:	$107,734,086	$–	$107,734,086	$–	$107,734,086
2015:	94,303,933	–	94,303,933	–	94,303,933

32

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2017 (unaudited)

As of October 31, 2016 and 2015, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Components of accumulated earnings/(deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated earnings	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total accumulated earnings/ (deficit)
2016:	$1,631,645	$–	$1,631,645	$(61,521,827)	$(2,650,042)	$(10,443,723)	$(72,983,947)
2015:	1,490,762	–	1,490,762	(40,745,890)	(2,243,789)	(30,460,897)	(71,959,814)

The Fund had $61,521,827 of post-December 22, 2010 net capital loss carryforwards as of October 31, 2016, of which $13,630,194 and $47,891,633, is attributable to short-term and long-term capital losses, respectively.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and paydowns on fixed income securities.

To the extent future capital gains are offset by capital loss carryforwards; such gains will not be distributed.

I.	Use of Estimates. The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from these estimates.

financial statements april 30, 2017	33

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2017 (unaudited)

3.	Fees and Other Transactions with Affiliates.
A.	Investment Advisory and Administrative Fees. Under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory and portfolio management services to the Fund. BBH also provides administrative services to the Fund. The Fund pays a combined fee for investment advisory and administration services calculated daily and paid monthly at an annual rate equivalent to 0.30% per annum on the first $1,000,000,000 of the Fund’s average daily net assets and 0.25% per annum on the Fund’s average daily net assets over $1,000,000,000. For the six months ended April 30, 2017, the Fund incurred $7,044,607 for services under the Agreement.
B.	Investment Advisory and Administrative Fee Waivers. Effective March 24, 2017 the Investment Adviser has voluntarily agreed to waive fees and/or reimburse expanses for the Fund’s Class N shares in order to limit total annual fund operating expenses of Class N to 0.35%. Effective December 29, 2015, the Investment Adviser had voluntarily agreed to limit the annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary courses of the Fund’s business) of Class N to 0.48%. This is a voluntary waiver that can be changed at any time at the sole discretion of the Investment Adviser. For the six months ended April 30, 2017, the Investment Adviser waived fees in the amount of $35,443 for Class N.
C.	Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.20% of Class N shares’ average daily net assets. For the six months ended April 30, 2017, Class N shares of the Fund incurred $44,061 in shareholder servicing fees.
D.	Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction-based fee. The fund accounting fee is an asset-based fee calculated at 0.004% of the Fund’s net asset value. For the six months ended April 30, 2017, the Fund incurred $210,987 in custody and fund accounting fees. These fees for the Fund were reduced by $37,120 as a result of an expense offset arrangement with the Fund’s custodian. The credit amount (if any) is disclosed in the Statement of Operations as a reduction to the Fund’s expenses. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds

34

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2017 (unaudited)

overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2017, was $1,571. This amount is presented under line item “Custody and fund accounting fees” in the Statements of Operations.

E.	Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2017, the Fund incurred $27,231 in independent Trustee compensation and reimbursements.
4.	Investment Transactions. For the six months ended April 30, 2017, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $1,377,362,609 and $1,173,263,024, respectively.
5.	Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class N shares and Class I shares of beneficial interest, at no par value. Transactions in Class N and Class I shares were as follows:
	For the six months ended April 30, 2017 (unaudited)		For the year ended October 31, 2016
	Shares	Dollars	Shares	Dollars
Class N
Shares sold	1,864,164	$18,943,745	11,203,221	$113,390,603
Shares issued in connection with reinvestments of dividends	29,791	302,635	855,227	8,645,267
Shares redeemed	(1,229,283)	(12,478,861)	(259,973,297)	(2,623,811,320)
Net increase (decrease)	664,672	$6,767,519	(247,914,849)	$(2,501,775,450)
Class I
Shares sold	313,334,327	$3,180,588,783	427,925,868	$4,317,055,252
Shares issued in connection with reinvestments of dividends	729,699	7,409,090	6,454,769	64,970,524
Shares redeemed	(188,450,541)	(1,912,917,356)	(179,053,181)	(1,810,454,637)
Net increase	125,613,485	$1,275,080,517	255,327,456	$2,571,571,139

Included in Shares Sold and Shares Redeemed are shareholder exchanges during the six months ended April 30, 2017 and the year ended October 31, 2016. Specifically:

During the six months ended April 30, 2017, 2,456 shares of Class N were exchanged for 2,458 shares of Class I valued at $25,025.

financial statements april 30, 2017	35

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2017 (unaudited)

During the year ended 2016, 239,312,129 shares of Class N were exchanged for 239,312,090 shares of Class I valued at $2,414,651,590.

6.	Principal Risk Factors and Indemnifications.
A.	Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to failure of a counterparty to a transaction to perform (credit risk), changes in interest rates (interest rate risk), higher volatility for securities with longer maturities (maturity risk), financial performance or leverage of the issuer (issuer risk), difficulty in being able to purchase or sell a security (liquidity risk), or certain risks associated with investing in foreign securities not present in domestic investments, including, but not limited to, recovery of tax withheld by foreign jurisdictions (foreign investment risk). The Fund’s use of derivatives creates risks that are different from, or possibly greater than, the risks associated with investing directly in securities as the Fund could lose more than the principal amount invested (derivatives risk). The Fund invests in asset-backed and mortgage-backed securities (mortgage-backed securities risk) which are subject to the risk that borrowers may default on the obligations that underlie these securities. In addition, these securities may be paid off sooner (prepayment risk) or later than expected which may increase the volatility of securities during periods of fluctuating interest rates. The Fund may invest in bonds issued by foreign governments which may be unable or unwilling to make interest payments and/or repay the principal owed (sovereign debt risk). The Fund’s use of borrowing, in reverse repurchase agreements and investment in some derivatives, involves leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s securities and may cause the Fund to be more volatile (leverage risk). The value of securities held by the Fund may decline in response to certain events, including: those directly involving the companies or issuers whose securities are held by the Fund; conditions affecting the general economy; overall market changes; local, regional or political, social or economic instability; and currency and interest rate and price fluctuations (market risk).

The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (shareholder concentration risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

36

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2017 (unaudited)

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.	Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
7.	Recent Pronouncements. In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.
8.	Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2017 through the date the financial statements were issued and determined that there were none that would require recognition or additional disclosure in the financial statements.

financial statements april 30, 2017	37

BBH LIMITED DURATION FUND

DISCLOSURE OF FUND EXPENSES
April 30, 2017 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2016 to April 30, 2017).

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

38

BBH LIMITED DURATION FUND

DISCLOSURE OF FUND EXPENSES (continued)
April 30, 2017 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period November 1, 2016 to April 30, 2017[1]
Class N
Actual	$1,000	$1,015	$2.25
Hypothetical[2]	$1,000	$1,023	$2.26

	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period November 1, 2016 to April 30, 2017[1]
Class I
Actual	$1,000	$1,015	$1.35
Hypothetical[2]	$1,000	$1,023	$1.35

[1]	Expenses are equal to the Fund’s annualized expense ratio of 0.45% and 0.27% for Class N and I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[2]	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.

financial statements april 30, 2017	39

BBH LIMITED DURATION FUND

DISCLOSURE OF ADVISOR SELECTION
April 30, 2017 (unaudited)

Investment Advisory and Administrative Services Agreement Approval

The 1940 Act requires that a fund’s investment advisory agreements must be approved annually by the fund’s board of trustees, including a separate vote and approval by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”). Additionally, the approval must occur at an in-person meeting called for the purpose of voting on such approval.

The Board, a majority of which is comprised of Independent Trustees, held a telephonic meeting on November 16, 2016 and an in-person meeting on December 7, 2016, to consider whether to renew the Investment Advisory and Administrative Services Agreement (the “Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. At the December 7, 2016 meeting, the Board voted to approve the renewal of the Agreement with respect to the Fund for an additional one year term. In doing so, the Board determined that the terms of the Agreement were fair and reasonable and that it had received sufficient information to make an informed business decision with respect to the continuation of the Agreement.

Both in the meetings specifically held to address the continuance of the Agreement and at other meetings over the course of the year, the Board requested and received a variety of materials provided by the Investment Adviser and BBH, including information about personnel, operations and Fund performance. The Board also received third-party comparative performance and fee and expense information for the Fund and reviewed this comparative information with both the independent third party who compiled the report and with BBH. The Board received a memorandum from counsel to the Trust (“Fund Counsel”) regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Board met in executive session outside the presence of Fund management.

In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of services provided by the Investment Adviser; (b) the investment performance of the Fund; (c) the advisory fee and the cost of the services and profits to be realized by the Investment Adviser from its relationship with the Fund; (d) the Fund’s costs to investors compared to the costs of comparative funds and performance compared to the relevant performance of comparative funds; (e) the sharing of potential economies of scale; (f) fall-out benefits to the Investment Adviser as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board. The following is a summary of the factors the Board considered in making its determination to approve the continuance of the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable.

40

BBH LIMITED DURATION FUND

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2017 (unaudited)

Nature, Extent and Quality of Services

The Board noted that, pursuant to the Agreement with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board received and considered information, during the meetings held on November 16, 2016 and December 7, 2016, and over the course of the previous year, regarding the nature, extent and quality of services provided to the Fund by the Investment Adviser including: portfolio management, the supervision of operations and compliance, preparation of regulatory filings, disclosures to Fund shareholders, general oversight of service providers, assistance to the Board (including the Independent Trustees in their capacity as Trustees), Chief Compliance Officer services for the Trust, and other services. The Board considered the resources of the Investment Adviser and BBH dedicated to the Fund noting that BBH also provides administrative, custody, shareholder servicing, and fund accounting services to the Fund.

The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board noted that during the course of its regular meetings, it received reports on each of the foregoing topics. The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided, and expected to be provided, to the Fund pursuant to the Agreement.

Fund Performance

At the December 7, 2016 meeting, and throughout the year, the Board received and considered performance information for the Fund provided by BBH. The Board also considered the Fund’s performance relative to a peer category of other mutual funds in a report compiled by an independent third party. As part of this review, the Trustees considered the composition of the peer category, selection criteria and reputation of the third party who prepared the peer category analysis. The Board reviewed with representatives of the independent third party who compiled the report the report’s findings and discussed the positioning of the Fund relative to its selected peer category. The Board considered short-term and long-term investment performance for the Fund over various periods of time as compared to a selection of peer category, noting the Fund’s underperformance over the 1-, 2-, 3-, 4-, 5- and 10-year periods ended September 30, 2016. In evaluating the performance of the Fund, the Board considered the risk expectations for the Fund as well as the relevant market conditions for the Fund’s investments and investment strategy. Based on this information, and in light of the Fund’s historic investment style, the Board concluded that it was satisfied with the Fund’s investment results.

financial statements april 30, 2017	41

BBH LIMITED DURATION FUND

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2017 (unaudited)

Costs of Services Provided and Profitability

The Board considered the fee rates paid by the Fund to the Investment Adviser and BBH in light of the nature, extent and quality of the services provided to the Fund. The Board considered and reviewed the fee waiver arrangement and breakpoints to the Fund’s fee schedule that were in place for the Fund and considered the actual fee rates, after taking into account the waiver and breakpoint. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers. The Board received and considered information comparing the Fund’s investment advisory and administration fee and the Fund’s net total expenses with those of other comparable mutual funds, such peer category and comparisons having been selected and calculated by an independent third party, noting that the Fund compared exceedingly well to the selected peer category. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

With regard to profitability, the Trustees considered the compensation flowing to the Adviser and BBH, directly or indirectly. The Board reviewed the Investment Adviser and BBH’s profitability data for the Fund for the nine-months ended September 30, 2016, and for the prior four years. The data also included the effect of revenue generated by the custody, fund accounting and administration fees paid by the Fund to BBH. The Board conducted a detailed review of the allocation methods used in preparing the profitability data. The Board also considered the effect of fall-out benefits to the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Funds. The Board focused on profitability of the Investment Adviser and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that the Investment Adviser’s and BBH’s profitability was not excessive in light of the nature, extent and quality of services provided to the Fund. The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include fees received for being the Fund’s administrator, custodian, fund accounting and shareholder servicing agent. In light of the costs of providing services pursuant to the Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board also considered the existence of any economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser and BBH. The Board considered the fee schedule for the Fund, noting the existence of a graduated investment advisory fee. Based on information it had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that the current breakpoints for the Fund were reasonable.

42

BBH LIMITED DURATION FUND

CONFLICTS OF INTEREST
April 30, 2017 (unaudited)

Conflicts of Interest

BBH, including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH, including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Fund. In addition, certain of such clients (including the Fund) utilize the services of BBH for which they will pay to BBH customary fees and expenses.

BBH, including the Investment Adviser, seeks to meet its fiduciary obligation with respect to all investment management clients, including the Fund. BBH, including the Investment Adviser, has adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, BBH&Co, including the Investment Adviser, monitors a variety of areas, including compliance with fund investment guidelines, review of allocation decisions, the investment in only those securities that have been approved for purchase and compliance with the Investment Adviser’s Code of Ethics. With respect to the allocation of investment opportunities, BBH, including the Investment Adviser, has adopted and implemented policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. The Investment Adviser has structured the portfolio managers’ compensation in a manner it believes is reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

The Trust also manages these conflicts of interest. For example, the Trust has designated a chief compliance officer and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser and the Trust’s chief compliance officer on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH and the Investment Adviser can face in the operation of its investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser and the Fund has adopted policies and procedures reasonably designed to appropriately identify, escalate and mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

financial statements april 30, 2017	43

BBH LIMITED DURATION FUND

CONFLICTS OF INTEREST (continued)
April 30, 2017 (unaudited)

Other Clients and Allocation of Investment Opportunities. BBH, including the Investment Adviser. manages funds and accounts of clients other than the Fund (“Other Clients”). In general, BBH, including the Investment Adviser, faces conflicts of interest when it renders investment advisory services to different clients and, from time to time, provides dissimilar investment advice to different clients depending on the facts and circumstances. Investment decisions will not necessarily be made in parallel among the Fund and BBH’s Other Clients. Investments made by the Fund do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients managed by BBH. Accordingly, the accounts for such Other Clients managed by BBH may produce results that are materially different from those experienced by the Fund. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by BBH& Co. could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, the investment methods and strategies that the Investment Adviser utilizes in managing the Fund are utilized by BBH, including the Investment Adviser, in managing investments for Other Clients. From time to time, BBH, including the Investment Adviser, establishes, sponsors and is affiliated with other investment pools and accounts which engage in the same or similar businesses as the Fund using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because BBH may have an incentive to allocate investment opportunities to certain accounts or funds. For example, BBH may act as adviser to private funds with investment strategies similar to the Fund. Those private funds may pay BBH a performance fee in addition to the stated investment advisory fee. In such cases, BBH may have an incentive to allocate certain investment opportunities to the private fund rather than the Fund in order to increase the private fund’s performance and thus improve BBH’s chances of receiving the performance fee. However, BBH has implemented policies and procedures to reduce any such conflict and allocate investment opportunities equitably between the Fund and other funds and accounts with similar investment strategies.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Affiliated Service Providers. Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to

44

BBH LIMITED DURATION FUND

CONFLICTS OF INTEREST (continued)
April 30, 2017 (unaudited)

agree to higher fees than it would in the case of unaffiliated providers. BBH acting in its capacity as the Fund’s administrator is the primary valuation agent of the Fund. BBH values securities and assets in the Fund according to the Fund’s valuation policies. Because the Investment Adviser and BBH’s advisory and administrative fees are calculated by reference to a Fund’s net assets, BBH and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Fund may be aggregated with orders for other BBH client accounts. BBH however is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the advantage or disadvantage of the Fund. In addition, under certain circumstances, the Fund will not be charged the same commission or commission equivalent rates in connection with an aggregated order. Allocations of aggregated trades, particularly trade orders that were only partially filled due to limited availability, raise a potential conflict of interest because BBH has an incentive to allocate trades to certain accounts or funds.

Investments in BBH Funds. From time to time BBH may invest a portion of the assets of its discretionary investment advisory clients in the Fund. That investment by BBH on behalf of its discretionary investment advisory clients in the Fund may be significant at times.

Increasing the Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. In selecting the Fund for its discretionary investment advisory clients, BBH may limit its selection to funds managed by BBH or the Investment Adviser. BBH may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH, the Investment Adviser and their affiliates providing services to the Fund benefit from additional fees when the Fund is included as an investment by a discretionary investment advisory client.

BBH reserves the right to redeem at any time some or all of the shares of the Fund acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Fund by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio.

financial statements april 30, 2017	45

BBH LIMITED DURATION FUND

CONFLICTS OF INTEREST (continued)
April 30, 2017 (unaudited)

Valuation. When market quotations are not readily available, or are believed by BBH to be unreliable, the Fund’s investments may be valued at fair value by BBH pursuant to procedures adopted by the Fund’s Board of Trustees. When determining an asset’s “fair value,” BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Fund might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination, and may be based on analytical values determined by BBH using proprietary or third party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s net asset value. As a result, the Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

Personal Trading. BBH, including the Investment Adviser, and any of their respective partners, principals, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Fund, which could have an adverse effect on the Fund.

Gifts and Entertainment. From time to time, employees of BBH, including the Investment Adviser, and any of their respective partners, principals, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Fund or BBH, including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business.

46

Administrator
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005
1-800-575-1265
Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the BBH Funds website at www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

Semi-Annual Report

APRIL 30, 2017

BBH INTERMEDIATE MUNICIPAL BOND FUND

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO ALLOCATION
April 30, 2017 (unaudited)

BREAKDOWN BY SECURITY TYPE

	U.S. $ Value	Percent of Net Assets
Municipal Bonds	$81,865,302	99.4%
Cash and Other Assets in Excess of Liabilities	467,589	0.6
NET ASSETS	$82,332,891	100.0%

All data as of April 30, 2017. BBH Intermediate Municipal Bond Fund’s (the “Fund”) security type diversification is expressed as a percentage of net assets and may vary over time.

CREDIT QUALITY

	U.S. $ Value	Percent of Total Investments
AAA	$17,581,425	21.5%
AA	27,462,388	33.5
A	29,437,389	36.0
BBB	7,384,100	9.0
TOTAL INVESTMENTS	$81,865,302	100.0%

All data as of April 30, 2017. The Fund’s credit quality is expressed as a percentage of total investments and may vary over time. Ratings are provided by Standard and Poor’s (S&P). Where S&P ratings are not available, they are substituted with Moody’s. S&P and Moody’s are independent third parties.

The accompanying notes are an integral part of these financial statements.

2

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS
April 30, 2017 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (99.4%)
	Alabama (0.4%)
$ 290,000	Alabama 21st Century Authority, Revenue Bonds	06/01/21	5.000%	$329,138
	Total Alabama			329,138

	Arizona (1.3%)
475,000	Salt Verde Financial Corp., Revenue Bonds	12/01/19	5.250	520,757
55,000	Salt Verde Financial Corp., Revenue Bonds	12/01/22	5.250	64,041
390,000	Salt Verde Financial Corp., Revenue Bonds	12/01/32	5.000	457,724
	Total Arizona			1,042,522

	California (11.9%)
2,000,000	Anaheim City School District, General Obligation Bonds, AGM, NPFG[1]	08/01/29	0.000	1,306,160
1,000,000	California Statewide Communities Development Authority, Revenue Bonds[2]	11/01/33	2.625	1,026,500
1,000,000	Coast Community College District, General Obligation Bonds, AGM[1]	08/01/27	0.000	737,090
1,000,000	Golden State Tobacco Securitization Corp., Revenue Bonds, AGM[1]	06/01/25	0.000	802,660
1,100,000	La Mesa-Spring Valley School District, General Obligation Bonds, NPFG[1]	08/01/26	0.000	815,760
25,000	Long Beach Bond Finance Authority, Revenue Bonds	11/15/19	5.250	27,127
700,000	Long Beach Bond Finance Authority, Revenue Bonds	11/15/22	5.250	800,842
30,000	Long Beach Bond Finance Authority, Revenue Bonds[2]	11/15/27	2.146	28,385
500,000	Monterey Peninsula Community College District, General Obligation Bonds[1]	08/01/26	0.000	394,145
1,000,000	Santa Ana Unified School District, General Obligation Bonds, NPFG[1]	08/01/24	0.000	819,310

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2017	3

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2017 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	California (continued)
$ 1,500,000	State of California, General Obligation Bonds	08/01/24	5.000%	$1,811,025
1,000,000	Ukiah Unified School District, General Obligation Bonds, NPFG[1]	08/01/24	0.000	846,110
500,000	Ukiah Unified School District, General Obligation Bonds, NPFG[1]	08/01/25	0.000	405,405
	Total California			9,820,519

	Connecticut (1.9%)
345,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/22	3.250	358,027
125,000	Connecticut Housing Finance Authority, Revenue Bonds	11/15/22	3.250	129,231
140,000	Connecticut Housing Finance Authority, Revenue Bonds	11/15/23	3.450	144,881
190,000	State of Connecticut, General Obligation Bonds, AMBAC[2]	06/01/17	3.701	190,319
725,000	State of Connecticut, General Obligation Bonds[2]	03/01/25	1.890	719,012
	Total Connecticut			1,541,470

	Florida (3.1%)
1,000,000	County of Broward Airport System, Revenue Bonds	10/01/25	5.000	1,127,930
1,000,000	County of Hillsborough Solid Waste & Resource Recovery, Revenue Bonds	09/01/24	5.000	1,160,600
35,000	Hillsborough County Aviation Authority, Revenue Bonds	10/01/25	5.000	39,599
10,000	Hillsborough County Aviation Authority, Revenue Bonds	10/01/26	5.000	11,245
250,000	Pinellas County Health Facilities Authority, Revenue Bonds, NPFG[2]	11/15/23	1.419	238,705
	Total Florida			2,578,079

The accompanying notes are an integral part of these financial statements.

4

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2017 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Georgia (3.0%)
$ 2,000,000	State of Georgia, General Obligation Bonds	12/01/24	5.000%	$2,448,260
	Total Georgia			2,448,260

	Illinois (2.5%)
75,000	Chicago Park District, General Obligation Bonds	01/01/19	3.000	76,267
360,000	Chicago Park District, General Obligation Bonds	01/01/19	4.000	371,938
100,000	Chicago Park District, General Obligation Bonds	01/01/19	5.000	104,942
100,000	Chicago Transit Authority, Revenue Bonds, AGC	06/01/17	5.000	100,285
110,000	Chicago Transit Authority, Revenue Bonds, AGC	06/01/19	5.250	114,501
320,000	Chicago Transit Authority, Revenue Bonds, AGC	06/01/22	5.000	336,778
300,000	Chicago Transit Authority, Revenue Bonds, AGC	06/01/23	5.250	312,144
165,000	Chicago Transit Authority, Revenue Bonds, AGC	06/01/24	5.250	171,661
460,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/23	5.500	520,614
	Total Illinois			2,109,130

	Kansas (0.4%)
200,000	City of La Cygne, Revenue Bonds, NPFG[2]	04/15/27	1.760	181,364
100,000	City of St. Marys, Revenue Bonds, NPFG[2]	04/15/32	1.760	91,548
100,000	City of Wamego, Revenue Bonds, NPFG[2]	04/15/32	1.820	89,102
	Total Kansas			362,014

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2017	5

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2017 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Maryland (3.0%)
$ 1,000,000	County of Baltimore, General Obligation Bonds	08/01/23	5.000%	$1,200,600
1,000,000	County of Howard, General Obligation Bonds	02/15/27	5.000	1,248,210
	Total Maryland			2,448,810

	Massachusetts (4.2%)
300,000	Commonwealth of Massachusetts, General Obligation Bonds, AGM[2]	11/01/19	1.855	303,792
100,000	Commonwealth of Massachusetts, Revenue Bonds, AGM[2]	06/01/17	3.531	100,149
1,500,000	Commonwealth of Massachusetts, Revenue Bonds, AGM[2]	06/01/22	3.741	1,572,855
500,000	Massachusetts Clean Water Trust, Revenue Bonds[2]	08/01/23	2.961	504,685
1,000,000	Massachusetts Housing Finance Agency, Revenue Bonds	12/01/21	2.500	1,006,680
	Total Massachusetts			3,488,161

	Michigan (3.8%)
220,000	Detroit City School District, General Obligation Bonds, FGIC	05/01/20	6.000	246,545
350,000	Detroit City School District, General Obligation Bonds	05/01/23	5.000	396,820
95,000	Detroit City School District, General Obligation Bonds, BHAC, FGIC	05/01/25	5.250	107,390
90,000	Detroit City School District, General Obligation Bonds, AGM	05/01/27	5.250	106,861
325,000	Detroit City School District, General Obligation Bonds, AGM	05/01/29	6.000	398,362
1,510,000	Detroit City School District, General Obligation Bonds, AGM	05/01/30	5.250	1,804,963
105,000	Michigan Finance Authority, Revenue Bonds	05/01/19	5.000	112,195
	Total Michigan			3,173,136

The accompanying notes are an integral part of these financial statements.

6

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2017 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Missouri (0.7%)
$ 300,000	Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds, AMBAC[2]	06/01/31	1.362%	$269,085
310,000	Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds, AMBAC[2]	06/01/31	1.362	278,641
	Total Missouri			547,726

	Nebraska (0.5%)
355,000	Central Plains Energy Project, Revenue Bonds	09/01/27	5.000	392,836
	Total Nebraska			392,836

	New Jersey (18.6%)
2,000,000	New Jersey Economic Development Authority, Revenue Bonds	06/15/23	5.000	2,132,060
1,250,000	New Jersey Transit Corp., Revenue Bonds	09/15/19	5.000	1,325,787
1,125,000	New Jersey Transit Corp., Revenue Bonds	09/15/20	5.000	1,211,839
200,000	New Jersey Transit Corp., Revenue Bonds	09/15/21	5.000	217,702
300,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds	12/15/23	5.500	331,980
1,150,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[1]	12/15/26	0.000	734,965
1,850,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[1]	12/15/30	0.000	923,261
1,200,000	New Jersey Turnpike Authority, Revenue Bonds, NPFG[2]	01/01/30	1.575	1,101,084
925,000	New Jersey Turnpike Authority, Revenue Bonds, NPFG[2]	01/01/30	1.610	848,751
650,000	New Jersey Turnpike Authority, Revenue Bonds, NPFG[2]	01/01/30	1.715	596,421

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2017	7

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2017 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	New Jersey (continued)
$ 7,055,000	Tobacco Settlement Financing Corp., Revenue Bonds[1]	06/01/41	0.000%	$1,870,422
15,955,000	Tobacco Settlement Financing Corp., Revenue Bonds[1]	06/01/41	0.000	4,067,727
	Total New Jersey			15,361,999

	New York (16.1%)
700,000	City of New York, General Obligation Bonds[3]	05/01/17	0.890	700,000
900,000	New York City Transitional Finance Authority Future Tax Secured, Revenue Bonds[3]	05/01/17	0.910	900,000
400,000	New York City Water & Sewer System, Revenue Bonds[3]	05/01/17	0.870	400,000
1,000,000	New York State Dormitory Authority, Revenue Bonds	02/15/25	5.000	1,210,400
120,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC[2]	12/01/23	2.488	113,568
700,000	New York State Energy Research & Development Authority, Revenue Bonds, FGIC[2]	06/01/25	2.488	663,505
1,865,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC[2]	12/01/25	2.478	1,781,090
700,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC[2]	12/01/25	2.481	668,504
305,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC[2]	12/01/26	2.478	291,709
600,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC[2]	03/01/27	2.457	571,002

The accompanying notes are an integral part of these financial statements.

8

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2017 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	New York (continued)
$ 1,890,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC[2]	07/01/27	2.456%	$1,766,868
110,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC[2]	07/01/27	2.478	102,834
1,070,000	New York State Energy Research & Development Authority, Revenue Bonds, XLCA[2]	07/01/29	2.488	1,009,746
2,000,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC[2]	05/01/34	1.610	1,846,926
1,000,000	Port Authority of New York & New Jersey, Revenue Bonds	10/15/27	5.000	1,200,170
	Total New York			13,226,322

	North Carolina (2.1%)
1,405,000	County of Mecklenburg, General Obligation Bonds	04/01/24	5.000	1,705,080
	Total North Carolina			1,705,080

	Ohio (0.9%)
400,000	County of Montgomery, Revenue Bonds[3]	05/01/17	0.880	400,000
300,000	Ohio Higher Educational Facility Commission, Revenue Bonds[3]	05/01/17	0.880	300,000
	Total Ohio			700,000

	Pennsylvania (4.7%)
150,000	Allegheny County Airport Authority, Revenue Bonds, FGIC	01/01/22	5.000	169,285
50,000	Allegheny County Airport Authority, Revenue Bonds, FGIC	01/01/23	5.000	57,241

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2017	9

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2017 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Pennsylvania (continued)
$ 100,000	Hospitals & Higher Education Facilities Authority of Philadelphia, Revenue Bonds[3]	05/01/17	0.860%	$100,000
1,000,000	School District of Philadelphia, General Obligation Bonds	09/01/21	5.000	1,076,660
215,000	School District of Philadelphia, General Obligation Bonds, AGM, FGIC	06/01/24	5.000	241,722
1,000,000	School District of Philadelphia, General Obligation Bonds	09/01/24	5.000	1,118,780
1,000,000	School District of Philadelphia, General Obligation Bonds	09/01/27	5.000	1,124,380
	Total Pennsylvania			3,888,068

	South Carolina (2.0%)
1,815,000	County of Greenwood, Revenue Bonds, AGM[2]	10/01/34	2.232	1,642,542
	Total South Carolina			1,642,542

	South Dakota (0.6%)
430,000	Educational Enhancement Funding Corp., Revenue Bonds	06/01/25	5.000	479,218
	Total South Dakota			479,218

	Texas (8.0%)
1,450,000	Aldine Independent School District, General Obligation Bonds	02/15/26	5.000	1,768,725
325,000	City of Houston Airport System, Revenue Bonds, AGM[2]	07/01/30	1.940	300,952
800,000	City of Houston Airport System, Revenue Bonds, AGM[2]	07/01/30	1.940	740,958
475,000	City of Houston Airport System, Revenue Bonds, XLCA[2]	07/01/32	1.986	438,933
550,000	City of Houston Airport System, Revenue Bonds, XLCA[2]	07/01/32	1.986	508,296

The accompanying notes are an integral part of these financial statements.

10

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2017 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Texas (continued)
$ 750,000	City of Houston Airport System, Revenue Bonds, XLCA[2]	07/01/32	1.981%	$694,146
1,000,000	Dallas Love Field, Revenue Bonds	11/01/25	5.000	1,169,410
380,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/19	5.250	412,847
95,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/20	5.250	105,508
400,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/21	5.250	451,768
	Total Texas			6,591,543

	Virginia (3.0%)
2,000,000	County of Arlington, General Obligation Bonds	08/15/25	5.000	2,464,440
	Total Virginia			2,464,440

	Washington (3.0%)
500,000	Port of Seattle, Revenue Bonds	06/01/23	5.000	580,155
425,000	Port of Seattle, Revenue Bonds	06/01/27	3.750	435,208
180,000	Washington State Housing Finance Commission, Revenue Bonds, FHLMC, FNMA, GNMA	12/01/21	2.900	185,933
1,030,000	Washington State Housing Finance Commission, Revenue Bonds	12/01/22	2.600	1,047,974
185,000	Washington State Housing Finance Commission, Revenue Bonds, FHLMC, FNMA, GNMA	12/01/22	3.050	191,976
	Total Washington			2,441,246

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2017	11

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2017 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Wisconsin (3.7%)
$ 280,000	County of Milwaukee Airport Revenue, Revenue Bonds	12/01/28	5.250%	$318,959
1,000,000	Public Finance Authority, Revenue Bonds[2]	07/01/29	2.000	994,170
1,450,000	State of Wisconsin, General Obligation Bonds	05/01/25	5.000	1,769,914
	Total Wisconsin			3,083,043
	Total Municipal Bonds (Identified cost $80,677,650)			81,865,302
TOTAL INVESTMENTS (Identified cost $80,677,650)[4]			99.4%	$81,865,302
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			0.6%	467,589
NET ASSETS			100.0%	$82,332,891

[1]	Security issued with zero coupon. Income is recognized through accretion of discount.
[2]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the April 30, 2017 coupon or interest rate.
[3]	Variable rate demand note. The maturity date reflects the demand repayment dates. The interest rate changes on specific dates (such as coupon or interest payment date). The yield shown represents the coupon or interest rate as of April 30, 2017.
[4]	The aggregate cost for federal income tax purposes is $80,677,650, the aggregate gross unrealized appreciation is $1,493,108, and the aggregate gross unrealized depreciation is $305,456, resulting in net unrealized appreciation of $1,187,652.

Abbreviations:

AGC – Assured Guaranty Corp.

AGM – Assured Guaranty Municipal Corp.

AMBAC – AMBAC Financial Group, Inc.

BHAC – Berkshire Hathaway Assurance Corporation.

FGIC – Financial Guaranty Insurance Company.

FHLMC – Federal Home Loan Mortgage Corporation.

FNMA – Federal National Mortgage Association.

GNMA – Government National Mortgage Association.

NPFG – National Public Finance Guaranty Corp.

XLCA – XL Capital Assurance, Inc.

The accompanying notes are an integral part of these financial statements.

12

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2017 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2017	13

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2017 (unaudited)

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include municipal bonds, investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2017.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of April 30, 2017
Municipal Bonds**	$–	$81,865,302	$–	$81,865,302
Investments, at value	$–	$81,865,302	$–	$81,865,302

*	The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended April 30, 2017.

**	For geographical breakdown of municipal bond investments, refer to the Portfolio of Investments.

The accompanying notes are an integral part of these financial statements.

14

BBH INTERMEDIATE MUNICIPAL BOND FUND

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2017 (unaudited)

ASSETS:
Investments in securities, at value (Identified cost $80,677,650)	$81,865,302
Cash	211,303
Receivables for:
Investments sold	740,282
Interest	579,963
Shares sold	288,138
Investment advisory and administrative fee waiver reimbursement	16,220
Prepaid assets	11,626
Total Assets	83,712,834
LIABILITIES:
Payables for:
Investments purchased	1,201,130
Shares redeemed	96,377
Professional fees	32,656
Investment advisory and administrative fees	24,906
Custody and fund accounting fees	9,817
Distributor fees	3,211
Shareholder servicing fees	2,988
Transfer agent fees	2,031
Board of Trustees’ fees	1,355
Accrued expenses and other liabilities	5,472
Total Liabilities	1,379,943
NET ASSETS	$82,332,891
Net Assets Consist of:
Paid-in capital	$80,973,320
Distributions in excess of net investment income	(5)
Accumulated net realized gain on investments in securities	171,924
Net unrealized appreciation/(depreciation) on investments in securities	1,187,652
Net Assets	$82,332,891
NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
($19,229,039 ÷ 1,870,868 shares outstanding)	$10.28
CLASS I SHARES
($63,103,852 ÷ 6,145,916 shares outstanding)	$10.27

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2017	15

BBH INTERMEDIATE MUNICIPAL BOND FUND

STATEMENT OF OPERATIONS
For the six months ended April 30, 2017 (unaudited)

NET INVESTMENT INCOME:
Income:
Interest and other income	$958,269
Total Income	958,269
Expenses:
Investment advisory and administrative fees	162,107
Professional fees	31,148
Board of Trustees’ fees	27,208
Custody and fund accounting fees	21,825
Shareholder servicing fees	20,663
Shareholder report fees	17,357
Registration fees	17,279
Transfer agent fees	14,569
Distributor fees	9,084
Miscellaneous expenses	4,396
Total Expenses	325,636
Investment advisory and administrative fee waiver	(107,290)
Expense offset arrangement	(214)
Net Expenses	218,132
Net Investment Income	740,137
NET REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain on investments in securities	172,704
Net change in unrealized appreciation/(depreciation) on investments in securities	(1,458,357)
Net Realized and Unrealized Loss	(1,285,653)
Net Decrease in Net Assets Resulting from Operations	$(545,516)

The accompanying notes are an integral part of these financial statements.

16

BBH INTERMEDIATE MUNICIPAL BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended April 30, 2017 (unaudited)	For the year ended October 31, 2016
INCREASE IN NET ASSETS:
Operations:
Net investment income	$740,137	$1,682,680
Net realized gain on investments in securities	172,704	1,254,006
Net change in unrealized appreciation/(depreciation) on investments in securities	(1,458,357)	1,415,612
Net increase (decrease) in net assets resulting from operations	(545,516)	4,352,298
Dividends and distributions declared:
From net investment income:
Class N	(175,712)	(421,806)
Class I	(564,571)	(1,260,733)
From net realized gains:
Class N	(307,076)	(54,688)
Class I	(842,969)	(143,942)
Total dividends and distributions declared	(1,890,328)	(1,881,169)
Share transactions:
Proceeds from sales of shares	8,811,669	15,152,028
Net asset value of shares issued to shareholders for reinvestment of dividends and distributions	734,546	720,752
Proceeds from short-term redemption fees	146	542
Cost of shares redeemed	(14,276,042)	(20,695,368)
Net decrease in net assets resulting from share transactions	(4,729,681)	(4,822,046)
Total (decrease) in net assets	(7,165,525)	(2,350,917)
NET ASSETS:
Beginning of period	89,498,416	91,849,333
End of period (including distributions in excess of net investment income of $5 and undistributed net investment income of $141, respectively)	$82,332,891	$89,498,416

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2017	17

BBH INTERMEDIATE MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each period.

	For the six months ended April 30, 2017 (unaudited)	For the years ended October 31,		For the period from April 1, 2014 (commencement of operations) to October 31, 2014
		2016	2015
Net asset value, beginning of period	$10.56	$10.29	$10.30	$10.00
Income from investment operations:
Net investment income[1]	0.09	0.18	0.15	0.09
Net realized and unrealized gain (loss)	(0.13)	0.29	0.08	0.29
Total income (loss) from investment operations	(0.04)	0.47	0.23	0.38
Less dividends and distributions:
From net investment income	(0.09)	(0.18)	(0.16)	(0.08)
From net realized gains	(0.15)	(0.02)	(0.08)	–
Total dividends and distributions	(0.24)	(0.20)	(0.24)	(0.08)
Short-term redemption fees[1]	0.00 [2]	0.00 [2]	0.00 [2]	–
Net asset value, end of period	$10.28	$10.56	$10.29	$10.30
Total return	(0.40)%[3]	4.64%	2.29%	3.82%[3]

Ratios/Supplemental data:
Net assets, end of period (in millions)	$19	$23	$26	$1
Ratio of expenses to average net assets before reductions	1.10%[4]	1.03%	1.10%	8.78%[5]
Fee waiver	0.45%[4,6]	0.38%[6]	0.45%[6]	8.13%[5,6]
Expense offset arrangement	0.00%[4,7]	0.00%[7]	0.00%[7]	0.00%[5,7]
Ratio of expenses to average net assets after reductions	0.65%[4]	0.65%	0.65%	0.65%[5]
Ratio of net investment income to average net assets	1.71%[4]	1.73%	1.43%	1.43%[5]
Portfolio turnover rate	74%[3]	77%	142%	91%[3]
Portfolio turnover rate[8]	39%[3]	40%	83%	56%[3]

[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Not annualized.
[4]	Annualized.
[5]	Annualized with the exception of audit fees and registration fees.
[6]	The ratio of expenses to average net assets for the six months ended April 30, 2017, the years ended October 31, 2016 and 2015 and the period ended October 31, 2014, reflect fees reduced as result of a contractual operating expense limitation of the share class to 0.65%. The agreement is effective for period beginning on April 1, 2014 and will terminate on March 1, 2018, unless it is renewed by all parties to the agreement. For the six months ended April 30, 2017, the years ended October 31, 2016 and 2015 and the period from April 1, 2014 to October 31, 2014, the waived fees were $45,945, $92,199, $71,871 and $47,942, respectively.
[7]	Less than 0.01%.
[8]	The portfolio turnover rate excludes variable rate demand notes.

The accompanying notes are an integral part of these financial statements.

18

BBH INTERMEDIATE MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for a Class I share outstanding throughout each period.

	For the six months ended April 30, 2017 (unaudited)	For the years ended October 31,		For the period from April 1, 2014 (commencement of operations) to October 31, 2014
		2016	2015
Net asset value, beginning of period	$10.55	$10.28	$10.30	$10.00
Income from investment operations:
Net investment income[1]	0.09	0.20	0.18	0.09
Net realized and unrealized gain (loss)	(0.12)	0.29	0.06	0.30
Total income (loss) from investment operations	(0.03)	0.49	0.24	0.39
Less dividends and distributions:
From net investment income	(0.10)	(0.20)	(0.18)	(0.09)
From net realized gains	(0.15)	(0.02)	(0.08)	–
Total dividends and distributions	(0.25)	(0.22)	(0.26)	(0.09)
Short-term redemption fees[1]	0.00 [2]	0.00 [2]	0.00 [2]	–
Net asset value, end of period	$10.27	$10.55	$10.28	$10.30
Total return	(0.32)%[3]	4.80%	2.33%	3.89%[3]

Ratios/Supplemental data:
Net assets, end of period (in millions)	$63	$66	$66	$52
Ratio of expenses to average net assets before reductions	0.70%[4]	0.68%	0.78%	0.88%[5]
Fee waiver	0.20%[4,6]	0.18%[6]	0.28%[6]	0.38%[5,6]
Expense offset arrangement	0.00%[4,7]	0.00%[7]	0.00%[7]	0.00%[5,7]
Ratio of expenses to average net assets after reductions	0.50%[4]	0.50%	0.50%	0.50%[5]
Ratio of net investment income to average net assets	1.87%[4]	1.88%	1.72%	1.49%[5]
Portfolio turnover rate	74%[3]	77%	142%	91%[3]
Portfolio turnover rate[8]	39%[3]	40%	83%	56%[3]

[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Not annualized.
[4]	Annualized.
[5]	Annualized with the exception of audit fees and registration fees.
[6]	The ratio of expenses to average net assets for the six months ended April 30, 2017, the years ended October 31, 2016 and 2015 and the period ended October 31, 2014, reflect fees reduced as result of a contractual operating expense limitation of the share class to 0.50%. The agreement is effective for period beginning on April 1, 2014 and will terminate on March 1, 2018, unless it is renewed by all parties to the agreement. For the six months ended April 30, 2017, the years ended October 31, 2016 and 2015 and the period from April 1, 2014 to October 31, 2014, the waived fees were $61,345, $121,168, $163,323 and $137,383, respectively.
[7]	Less than 0.01%.
[8]	The portfolio turnover rate excludes variable rate demand notes.

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2017	19

BBH INTERMEDIATE MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS
April 30, 2017 (unaudited)

1.	Organization. The Fund is a separate, diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on April 1, 2014. The Fund offers Class N shares and Class I shares. Class N and Class I shares have different operating expenses. With the exception of class specific expenses, all expenses are allocated between classes based on net assets. Neither Class N shares nor Class I shares automatically convert to any other share class of the Fund. As of April 30, 2017, there were six series of the Trust.
2.	Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The following summarizes significant accounting policies of the Fund:
A.	Valuation of Investments. Prices of municipal bonds are provided by an external pricing service approved by the Fund’s Board of Trustees (“Board”). These securities are generally classified as Level 2. The evaluated vendor pricing is based on methods that may include consideration of the following: yields or prices of municipal securities of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant.

Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. Short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent “fair value” by the Board.

B.	Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Interest income is accrued daily and consists of interest accrued, discount earned (including, if any, both original issue and market discount) and premium amortization on the investments of the Fund. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the

20

BBH INTERMEDIATE MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2017 (unaudited)

collection of all or a portion of the interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
C.	Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are apportioned amongst each fund in the Trust equally. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
D.	Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified in the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2016, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2017, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for all open tax years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

E.	Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders, if any, are paid monthly and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded

financial statements april 30, 2017	21

BBH INTERMEDIATE MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2017 (unaudited)

on the ex-dividend date. The Fund declared dividends in the amount of $482,788 and $1,407,540 to Class N and Class I shareholders, respectively, during the six months ended April 30, 2017. In addition, the Fund designated a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

The tax character of distributions paid during the years ended October 31, 2016 and 2015, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax exempt income	Tax return of capital	Total distributions paid
2016:	$474,909	$124,475	$599,384	$1,281,785	$–	$1,881,169
2015:	609,512	–	609,512	1,028,073	–	1,637,585

As of October 31, 2016 and 2015, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Components of accumulated earnings/(deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated earnings	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total accumulated earnings/ (deficit)
2016:	$638,250	$511,015	$1,149,265	$–	$–	$2,646,009	$3,795,274
2015:	74,098	123,762	197,860	–	–	1,230,397	1,428,257

The Fund did not have a net capital loss carryforward at October 31, 2016.

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

To the extent future capital gains are offset by capital loss carryforwards, if any; such gains will not be distributed.

F.	Use of Estimates. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

22

BBH INTERMEDIATE MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2017 (unaudited)

3.	Fees and Other Transactions with Affiliates.
A.	Investment Advisory and Administrative Fees. Effective April 1, 2014 (commencement of operations), under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory and portfolio management services to the Fund. BBH also provides administrative services to the Fund. The Fund’s investment advisory and administrative services fee is calculated daily and paid monthly at an annual rate equivalent to 0.40% of the Fund’s average daily net assets. For the six months ended April 30, 2017, the Fund incurred $162,107 under the Agreement.
B.	Investment Advisory and Administrative Fee Waivers. Effective April 1, 2014 (commencement of operations), the Investment Adviser contractually agreed to limit the annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) of Class N and Class I to 0.65% and 0.50%, respectively. The agreement will terminate on March 1, 2018, unless it is renewed by all parties to the agreement. The agreement may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2017, the Investment Adviser waived fees in the amount of $45,945 and $61,345 for Class N and Class I, respectively.
C.	Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.20% of Class N shares’ average daily net assets. For the six months ended April 30, 2017, Class N shares of the Fund incurred $20,663 in shareholder servicing fees.
D.	Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction-based fee. The fund accounting fee is an asset-based fee calculated at 0.004% of the Fund’s net asset value. For the six months ended April 30, 2017, the Fund incurred $21,825 in custody and fund accounting fees. These fees for the Fund were reduced by $214 as a result of an expense offset arrangement with the Fund’s custodian. The credit amount (if any) is disclosed in the Statement of Operations as a reduction to the Fund’s expenses. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds

financial statements april 30, 2017	23

BBH INTERMEDIATE MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2017 (unaudited)

overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2017, was $446. This amount is presented under line item “Custody and Fund Accounting Fees” in the Statement of Operations.

E.	Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2017, the Fund incurred $27,208 in independent Trustee compensation and reimbursements.
F.	Affiliated Ownership. As of April 30, 2017, BBH is the owner of record of 54% of the total outstanding shares of the Fund.
4.	Investment Transactions. For the six months ended April 30, 2017, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, was $60,060,409 and $67,506,541, respectively.
5.	Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class N shares and Class I shares of beneficial interest, at no par value. Transactions in Class N and Class I shares were as follows:
	For the six months ended April 30, 2017 (unaudited)		For the year ended October 31, 2016
	Shares	Dollars	Shares	Dollars
Class N
Shares sold	127,707	$1,305,497	456,024	$4,784,482
Shares issued in connection with reinvestments of dividends	40,057	406,613	36,145	378,154
Proceeds from short-term redemption fees	N/A	118	N/A	105
Shares redeemed	(494,199)	(5,047,205)	(817,062)	(8,568,577)
Net decrease	(326,435)	$(3,334,977)	(324,893)	$(3,405,836)
Class I
Shares sold	735,057	$7,506,172	989,906	$10,367,546
Shares issued in connection with reinvestments of dividends	32,311	327,933	32,728	342,598
Proceeds from short-term redemption fees	N/A	28	N/A	437
Shares redeemed	(902,934)	(9,228,837)	(1,155,115)	(12,126,791)
Net decrease	(135,566)	$(1,394,704)	(132,481)	$(1,416,210)

24

BBH INTERMEDIATE MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2017 (unaudited)

6.	Principal Risk Factors and Indemnifications.
A.	Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). In the normal course of business, the Fund may invest in auction rate securities, the liquidity and price of which are subject to the risk of insufficient demand at auction or on a secondary market (auction rate securities risk). Additionally, in the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to redemption of securities by the issuer before maturity (call risk), failure of a counterparty to a transaction to perform (credit risk), changes in interest rates (interest rate risk), higher volatility for securities with longer maturities (maturity risk), difficulty in being able to purchase or sell a security (liquidity risk) and a significant position in municipal securities in a particular state (state-specific risk). Political, legislative and economic events may affect a municipal security’s value, interest payments, repayments of principal and the Fund’s ability to sell it (municipal issuer risk). Additionally, as the Fund’s exposure to similar municipal revenue sectors increases, the Fund will become more sensitive to adverse economic, business or political developments relevant to these sectors (municipal revenue sector risk). The Fund’s use of derivatives creates risks that are different from, or possibly greater than, the risks associated with investing directly in securities as the Fund could lose more than the principal amount invested (derivatives risk). The value of securities held by the Fund may decline in response to certain events, including: those directly involving the companies or issuers whose securities are held by the Fund; conditions affecting the general economy; overall market changes; and political and regulatory events (market risk). While the Fund endeavors to purchase only bona fide tax exempt bonds, there is a risk that a bond may be reclassified by the IRS as a taxable bond creating taxable income for the Fund and its shareholders (taxation risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (shareholder concentration risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

financial statements april 30, 2017	25

BBH INTERMEDIATE MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2017 (unaudited)

B.	Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
7.	Recent pronouncements. In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.
8.	Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2017 through the date the financial statements were issued and determined that there were none that would require recognition or additional disclosure in the financial statements.

26

BBH INTERMEDIATE MUNICIPAL BOND FUND

DISCLOSURE OF FUND EXPENSES
April 30, 2017 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

financial statements april 30, 2017	27

BBH INTERMEDIATE MUNICIPAL BOND FUND

DISCLOSURE OF FUND EXPENSES (continued)
April 30, 2017 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period November 1, 2016 to April 30, 2017[1]
Class N
Actual	$1,000	$996	$3.22
Hypothetical[2]	$1,000	$1,022	$3.26

	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period November 1, 2016 to April 30, 2017[1]
Class I
Actual	$1,000	$997	$2.48
Hypothetical[2]	$1,000	$1,022	$2.51

[1]	Expenses are equal to the Fund’s annualized expense ratio of 0.65% and 0.50% for Class N and I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[2]	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.

28

BBH INTERMEDIATE MUNICIPAL BOND FUND

DISCLOSURE OF ADVISOR SELECTION
April 30, 2017 (unaudited)

Investment Advisory and Administrative Services Agreement Approval

The 1940 Act requires that a fund’s investment advisory agreements must be approved annually by the fund’s board of trustees, including a separate vote and approval by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”). Additionally, the approval must occur at an in-person meeting called for the purpose of voting on such approval.

The Board, a majority of which is comprised of Independent Trustees, held a telephonic meeting on November 16, 2016 and an in-person meeting on December 7, 2016, to consider whether to renew the Investment Advisory and Administrative Services Agreement (the “Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. At the December 7, 2016 meeting, the Board voted to approve the renewal of the Agreement with respect to the Fund for an additional one year term. In doing so, the Board determined that the terms of the Agreement were fair and reasonable and that it had received sufficient information to make an informed business decision with respect to the continuation of the Agreement.

Both in the meetings specifically held to address the continuance of the Agreement and at other meetings over the course of the year, the Board requested and received a variety of materials provided by the Investment Adviser and BBH, including information about personnel, operations and Fund performance. The Board also received third-party comparative performance and fee and expense information for the Fund and reviewed this comparative information with both the independent third party who compiled the report and with BBH. The Board received a memorandum from counsel to the Trust (“Fund Counsel”) regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Board met in executive session outside the presence of Fund management.

In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of services provided by the Investment Adviser; (b) the investment performance of the Fund; (c) the advisory fee and the cost of the services and profits to be realized by the Investment Adviser from its relationship with the Fund; (d) the Fund’s costs to investors compared to the costs of comparative funds and performance compared to the relevant performance of comparative funds; (e) the sharing of potential economies of scale; (f) fall-out benefits to the Investment Adviser as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board. The following is a summary of the factors the Board considered in making its determination to approve the continuance of the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable.

financial statements april 30, 2017	29

BBH INTERMEDIATE MUNICIPAL BOND FUND

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2017 (unaudited)

Nature, Extent and Quality of Services

The Board noted that, pursuant to the Agreement with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board received and considered information, during the meetings held on November 16, 2016 and December 7, 2016, and over the course of the previous year, regarding the nature, extent and quality of services provided to the Fund by the Investment Adviser including: portfolio management, supervision of operations and compliance, preparation of regulatory filings, disclosures to Fund shareholders, general oversight of service providers, assistance to the Board (including the Independent Trustees in their capacity as Trustees), Chief Compliance Officer services for the Trust, and other services. The Board considered the resources of the Investment Adviser and BBH dedicated to the Fund noting that BBH also provides administrative, custody, shareholder servicing, and fund accounting services to the Fund.

The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board noted that during the course of its regular meetings, it received reports on each of the foregoing topics. The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided, and expected to be provided, to the Fund pursuant to the Agreement.

Fund Performance

At the December 7, 2016 meeting, and throughout the year, the Board received and considered performance information for the Fund provided by BBH. The Board also considered the Fund’s performance relative to a peer category of other mutual funds in a report compiled by an independent third party. As part of this review, the Trustees considered the composition of the peer category, selection criteria and reputation of the third party who prepared the peer category analysis. The Board reviewed with representatives of the independent third party who compiled the comparative report the report’s findings and discussed the positioning of the Fund relative to its selected peer category. In reviewing the Fund’s performance the Board noted the Fund had overperformed as compared to a selection of peer category for the 1- and 2-year periods ended September 30, 2016. In evaluating the performance of the Fund, the Board considered the risk expectations for the Fund as well as the level of Fund performance in the context of its review. Based on this information, the Board concluded that it was satisfied with the Fund’s investment results.

30

BBH INTERMEDIATE MUNICIPAL BOND FUND

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2017 (unaudited)

Costs of Services Provided and Profitability

The Board considered the fee rates paid by the Fund to the Investment Adviser and BBH in light of the nature, extent and quality of the services provided to the Fund. The Board also considered and reviewed the fee waiver arrangement that was in place for the Fund and considered the actual fee rates, after taking into account the waiver. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers. The Board received and considered information comparing the Fund’s investment advisory and administration fee and the Fund’s net total expenses with those of other comparable mutual funds, such peer category and comparisons having been selected and calculated by an independent third party, noting that the Fund was very well placed, as compared to its selected peer category. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

With regard to profitability, the Trustees considered the compensation flowing to the Adviser and BBH, directly or indirectly. The Board reviewed the Investment Adviser and BBH’s profitability data for the Fund for the nine-month period ended September 30, 2016 and the prior two years. The data also included the effect of revenue generated by the shareholder servicing, custody, fund accounting and administration fees paid by the Fund to BBH. With respect to shareholder servicing fees, the Board noted that the fee rate was standardized at 0.20% for all of the Trust’s funds, including the Fund. The Board conducted a detailed review of the allocation methods used in preparing the profitability data. The Board also considered the effect of fall-out benefits to the Investment Adviser and BBH. The Board focused on profitability of the Investment Adviser’s and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that the Investment Adviser and BBH’s profitability was not excessive in light of the nature, extent and quality of services provided to the Fund. The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include fees received for being the Fund’s administrator, custodian, fund accounting and shareholder servicing agent. In light of the costs of providing services pursuant to the Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

financial statements april 30, 2017	31

BBH INTERMEDIATE MUNICIPAL BOND FUND

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2017 (unaudited)

Economies of Scale

The Board also considered the existence of any economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser and BBH. The Board noted that the fee schedule for the Fund does not contain breakpoints. Based on information it had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints with respect to the Fund.

32

BBH INTERMEDIATE MUNICIPAL BOND FUND

CONFLICTS OF INTEREST
April 30, 2017 (unaudited)

Conflicts of Interest

BBH, including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH, including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Fund. In addition, certain of such clients (including the Fund) utilize the services of BBH for which they will pay to BBH customary fees and expenses.

BBH, including the Investment Adviser, seeks to meet its fiduciary obligation with respect to all investment management clients, including the Fund. BBH, including the Investment Adviser, has adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, BBH&Co, including the Investment Adviser, monitors a variety of areas, including compliance with fund investment guidelines, review of allocation decisions, the investment in only those securities that have been approved for purchase and compliance with the Investment Adviser’s Code of Ethics. With respect to the allocation of investment opportunities, BBH, including the Investment Adviser, has adopted and implemented policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. The Investment Adviser has structured the portfolio managers’ compensation in a manner it believes is reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

The Trust also manages these conflicts of interest. For example, the Trust has designated a chief compliance officer and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser and the Trust’s chief compliance officer on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH and the Investment Adviser can face in the operation of its investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser and the Fund has adopted policies and procedures reasonably designed to appropriately identify, escalate and mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

financial statements april 30, 2017	33

BBH INTERMEDIATE MUNICIPAL BOND FUND

CONFLICTS OF INTEREST (continued)
April 30, 2017 (unaudited)

Other Clients and Allocation of Investment Opportunities. BBH, including the Investment Adviser. manages funds and accounts of clients other than the Fund (“Other Clients”). In general, BBH, including the Investment Adviser, faces conflicts of interest when it renders investment advisory services to different clients and, from time to time, provides dissimilar investment advice to different clients depending on the facts and circumstances. Investment decisions will not necessarily be made in parallel among the Fund and BBH’s Other Clients. Investments made by the Fund do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients managed by BBH. Accordingly, the accounts for such Other Clients managed by BBH may produce results that are materially different from those experienced by the Fund. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by BBH& Co. could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, the investment methods and strategies that the Investment Adviser utilizes in managing the Fund are utilized by BBH, including the Investment Adviser, in managing investments for Other Clients. From time to time, BBH, including the Investment Adviser, establishes, sponsors and is affiliated with other investment pools and accounts which engage in the same or similar businesses as the Fund using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because BBH may have an incentive to allocate investment opportunities to certain accounts or funds. For example, BBH may act as adviser to private funds with investment strategies similar to the Fund. Those private funds may pay BBH a performance fee in addition to the stated investment advisory fee. In such cases, BBH may have an incentive to allocate certain investment opportunities to the private fund rather than the Fund in order to increase the private fund’s performance and thus improve BBH’s chances of receiving the performance fee. However, BBH has implemented policies and procedures to reduce any such conflict and allocate investment opportunities equitably between the Fund and other funds and accounts with similar investment strategies.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Affiliated Service Providers. Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to

34

BBH INTERMEDIATE MUNICIPAL BOND FUND

CONFLICTS OF INTEREST (continued)
April 30, 2017 (unaudited)

agree to higher fees than it would in the case of unaffiliated providers. BBH acting in its capacity as the Fund’s administrator is the primary valuation agent of the Fund. BBH values securities and assets in the Fund according to the Fund’s valuation policies. Because the Investment Adviser and BBH’s advisory and administrative fees are calculated by reference to a Fund’s net assets, BBH and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Fund may be aggregated with orders for other BBH client accounts. BBH however is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the advantage or disadvantage of the Fund. In addition, under certain circumstances, the Fund will not be charged the same commission or commission equivalent rates in connection with an aggregated order. Allocations of aggregated trades, particularly trade orders that were only partially filled due to limited availability, raise a potential conflict of interest because BBH has an incentive to allocate trades to certain accounts or funds.

Investments in BBH Funds. From time to time BBH may invest a portion of the assets of its discretionary investment advisory clients in the Fund. That investment by BBH on behalf of its discretionary investment advisory clients in the Fund may be significant at times. Increasing the Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. In selecting the Fund for its discretionary investment advisory clients, BBH may limit its selection to funds managed by BBH or the Investment Adviser. BBH may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH, the Investment Adviser and their affiliates providing services to the Fund benefit from additional fees when the Fund is included as an investment by a discretionary investment advisory client.

BBH reserves the right to redeem at any time some or all of the shares of the Fund acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Fund by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio.

financial statements april 30, 2017	35

BBH INTERMEDIATE MUNICIPAL BOND FUND

CONFLICTS OF INTEREST (continued)
April 30, 2017 (unaudited)

Valuation. When market quotations are not readily available, or are believed by BBH to be unreliable, the Fund’s investments may be valued at fair value by BBH pursuant to procedures adopted by the Fund’s Board of Trustees. When determining an asset’s “fair value,” BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Fund might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination, and may be based on analytical values determined by BBH using proprietary or third party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s net asset value. As a result, the Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

Personal Trading. BBH, including the Investment Adviser, and any of their respective partners, principals, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Fund, which could have an adverse effect on the Fund.

Gifts and Entertainment. From time to time, employees of BBH, including the Investment Adviser, and any of their respective partners, principals, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Fund or BBH, including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business.

36

Administrator
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005
1-800-575-1265
Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the BBH Funds website at www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

Item 2. Code of Ethics.

Not required for this semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not required for this semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not required for this semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	Not required for this semi-annual report on Form N-CSR.
(b)	Not required.

Item 6. Investments.

(a)	This schedule is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's second fiscal quarter of the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not required for this semi-annual report on Form N-CSR.
(a)(2)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 12(a)(2) to this Form N-CSR.
(a)(3)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 12(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BBH Trust

By: (Signature and Title)

/s/ Jean-Pierre Paquin
Jean-Pierre Paquin Title: President (Principal Executive Officer) Date: July 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ Jean-Pierre Paquin
Jean-Pierre Paquin Title: President (Principal Executive Officer) Date: July 7, 2017

By: (Signature and Title)

/s/ Charles H. Schreiber
Charles H. Schreiber Title: Treasurer (Principal Financial Officer) Date: July 7, 2017